UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments — RS Partners Fund

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 89.2%
Asset Management & Custodian — 2.1%
SEI Investments Co.	1,883,283	$41,375,727
		41,375,727
Auto Parts — 2.7%
BorgWarner, Inc.(1)	1,432,086	54,677,043
		54,677,043
Banks: Diversified — 17.2%
Associated Banc-Corp	4,855,980	67,012,524
Commerce Bancshares, Inc.	1,079,160	44,396,642
First Financial Bancorp	1,238,521	22,033,289
First Horizon National Corp.(1)	3,545,123	49,808,983
FirstMerit Corp.	901,058	19,435,821
Marshall & Ilsley Corp.	5,753,062	46,312,149
Susquehanna Bancshares, Inc.	2,394,100	23,486,121
Whitney Holding Corp.	3,600,500	49,650,895
Wilmington Trust Corp.	1,319,200	21,859,144
		343,995,568
Banks: Savings, Thrift & Mortgage Lending — 3.2%
First Niagara Financial Group, Inc.	1,798,903	25,580,401
Ocwen Financial Corp.(1)	3,442,762	38,180,230
		63,760,631
Biotechnology — 1.7%
Myriad Genetics, Inc.(1)	1,397,581	33,611,823
		33,611,823
Casinos & Gambling — 1.9%
Scientific Games Corp., Class A(1)	2,731,080	38,453,606
		38,453,606
Coal — 0.9%
Peabody Energy Corp.	388,300	17,745,310
		17,745,310
Communications Technology — 2.3%
Comverse Technology, Inc.(1)	5,469,202	45,394,377
		45,394,377
Computer Services, Software & Systems — 3.7%
ACI Worldwide, Inc.(1)(2)	3,543,715	73,035,966
		73,035,966
Consumer Lending — 1.6%
MoneyGram International, Inc.(1)(2)	8,257,617	31,461,521
		31,461,521
Consumer Services: Miscellaneous — 4.8%
Coinstar, Inc.(1)(2)	2,317,720	75,325,900
KAR Auction Services, Inc.(1)	1,352,716	20,371,903
		95,697,803
Education Services — 3.8%
Career Education Corp.(1)	1,641,398	51,933,833
Corinthian Colleges, Inc.(1)	1,308,538	23,017,183
		74,951,016
Entertainment — 1.6%
Live Nation Entertainment, Inc.(1)	2,165,098	31,393,921
		31,393,921
Financial Data & Systems — 5.6%
Broadridge Financial Solutions, Inc.	1,509,268	32,268,150
Euronet Worldwide, Inc.(1)	1,849,804	34,091,888
Jack Henry & Associates, Inc.	1,907,402	45,892,092
		112,252,130
Health Care Management Services — 2.4%
Magellan Health Services, Inc.(1)	1,115,315	48,493,896
		48,493,896

March 31, 2010 (unaudited)	Foreign Currency	Shares	Value
Insurance: Life — 5.0%
Primerica, Inc.(1)		109,600	$1,644,000
StanCorp Financial Group, Inc.		1,207,123	57,495,269
Torchmark Corp.		777,704	41,614,941
			100,754,210
Insurance: Multi-Line — 0.9%
eHealth, Inc.(1)		1,094,298	17,235,193
			17,235,193
Insurance: Property-Casualty — 1.9%
Genworth MI Canada, Inc.(1)(3)(4)	CAD	1,100,000	29,729,730
Genworth MI Canada, Inc.	CAD	329,000	8,891,892
			38,621,622
Medical & Dental Instruments & Supplies — 4.6%
Immucor, Inc.(1)		1,945,681	43,563,798
The Cooper Cos., Inc.		1,268,231	49,308,821
			92,872,619
Medical Equipment — 1.8%
Dionex Corp.(1)		490,479	36,678,020
			36,678,020
Metals & Minerals: Diversified — 2.5%
Compass Minerals International, Inc.		624,317	50,088,953
			50,088,953
Oil Well Equipment & Services — 1.8%
Key Energy Services, Inc.(1)		3,822,887	36,508,571
			36,508,571
Oil: Crude Producers — 5.1%
Concho Resources, Inc.(1)		791,697	39,869,861
Denbury Resources, Inc.(1)		3,694,750	62,330,432
			102,200,293
Production Technology Equipment — 2.6%
FEI Co.(1)(2)		2,254,976	51,661,500
			51,661,500
Securities Brokerage & Services — 2.5%
MF Global Holdings Ltd.(1)		6,061,764	48,918,435
			48,918,435
Semiconductors & Components — 2.1%
Atmel Corp.(1)		8,144,784	40,968,264
			40,968,264
Textiles, Apparel & Shoes — 1.1%
Carter’s, Inc.(1)		734,478	22,144,512
			22,144,512
Utilities: Miscellaneous — 1.8%
Calpine Corp.(1)		3,100,783	36,868,310
			36,868,310
Total Common Stocks (Cost $1,433,379,364)			1,781,820,840
Depositary Securities — 4.0%
Asset Management & Custodian — 4.0%
AP Alternative Assets, L.P.(1)(4)(5)		4,831,903	34,789,702
KKR & Co. (Guernsey), L.P.(4)(5)		3,919,143	45,070,144
			79,859,846
Total Depositary Securities (Cost $140,143,001)			79,859,846

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Repurchase Agreements — 7.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $152,093,000, due 4/1/2010(6)	$152,093,000	$152,093,000
Total Repurchase Agreements (Cost $152,093,000)		152,093,000
Total Investments — 100.8% (Cost $1,725,615,365)		2,013,773,686
Other Liabilities, Net — (0.8)%		(15,032,077)
Total Net Assets — 100.0%		$1,998,741,609
(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Fair valued security.
(4)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2010, the aggregate market value of these securities amounted to $109,589,576, representing 5.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(5)	Restricted depositary units.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.75%	11/15/2018	$155,139,749

Foreign-Denominated Security

CAD — Canadian Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Unrestricted	$1,752,091,110	$—	$—	$1,752,091,110
Restricted	—	29,729,730	—	29,729,730
Depositary Securities	79,859,846	—	—	79,859,846
Repurchase Agreements	—	152,093,000	—	152,093,000

Total	$1,831,950,956	$181,822,730	$—	$2,013,773,686

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 93.2%
Aerospace — 2.3%
Rockwell Collins, Inc.	685,041	$42,876,716
		42,876,716
Asset Management & Custodian — 2.0%
State Street Corp.	821,143	37,066,395
		37,066,395
Auto Parts — 3.0%
BorgWarner, Inc.(1)	1,474,800	56,307,864
		56,307,864
Banks: Diversified — 11.1%
First Horizon National Corp.(1)	3,873,514	54,422,866
KeyCorp	7,575,999	58,713,992
Marshall & Ilsley Corp.	6,276,975	50,529,649
Regions Financial Corp.	5,823,973	45,718,188
		209,384,695
Beverage: Brewers & Distillers — 1.1%
Molson Coors Brewing Co., Class B	517,100	21,749,226
		21,749,226
Building Materials — 3.3%
Martin Marietta Materials, Inc.	756,376	63,195,215
		63,195,215
Casinos & Gambling — 1.6%
Scientific Games Corp., Class A(1)	2,099,667	29,563,311
		29,563,311
Chemicals: Diversified — 1.6%
Eastman Chemical Co.	480,875	30,622,120
		30,622,120
Chemicals: Speciality — 3.1%
Praxair, Inc.	715,073	59,351,059
		59,351,059
Coal — 2.1%
Peabody Energy Corp.	878,220	40,134,654
		40,134,654
Communications Technology — 3.1%
Comverse Technology, Inc.(1)	7,044,126	58,466,246
		58,466,246
Computer Services, Software & Systems — 1.4%
Synopsys, Inc.(1)	1,196,859	26,773,736
		26,773,736
Consumer Services: Miscellaneous — 2.3%
eBay, Inc.(1)	1,585,100	42,718,445
		42,718,445
Diversified Financial Services — 3.2%
Ameriprise Financial, Inc.	1,354,595	61,444,429
		61,444,429
Education Services — 3.8%
Career Education Corp.(1)	2,292,400	72,531,536
		72,531,536
Electronic Entertainment — 2.3%
Activision Blizzard, Inc.	3,552,146	42,838,881
		42,838,881
Financial Data & Systems — 1.8%
Fidelity National Information Services, Inc.	1,448,788	33,959,591
		33,959,591
Insurance: Life — 5.1%
Aflac, Inc.	931,139	50,551,536

March 31, 2010 (unaudited)	Foreign Currency	Shares	Value
Prudential Financial, Inc.		749,000	$45,314,500
			95,866,036
Insurance: Multi-Line — 5.8%
Aon Corp.		919,778	39,283,718
Genworth Financial, Inc., Class A(1)		3,824,575	70,142,706
			109,426,424
Leisure Time — 0.7%
Interval Leisure Group, Inc.(1)		920,732	13,405,858
			13,405,858
Machinery: Engines — 2.5%
Cummins, Inc.		776,744	48,119,291
			48,119,291
Medical & Dental Instruments & Supplies — 2.1%
St. Jude Medical, Inc.(1)		963,542	39,553,399
			39,553,399
Medical Equipment — 1.3%
Illumina, Inc.(1)		615,600	23,946,840
			23,946,840
Oil: Crude Producers — 4.9%
Southwestern Energy Co.(1)		1,055,000	42,959,600
Talisman Energy, Inc.	CAD	2,913,482	49,827,384
			92,786,984
Pharmaceuticals — 3.5%
Biovail Corp.		3,997,655	67,040,674
			67,040,674
Scientific Instruments: Gauges & Meters — 4.2%
Agilent Technologies, Inc.(1)		2,285,357	78,593,427
			78,593,427
Securities Brokerage & Services — 3.6%
E*TRADE Financial Corp.(1)		24,122,281	39,801,764
TD Ameritrade Holding Corp.(1)		1,510,682	28,793,599
			68,595,363
Semiconductors & Components — 2.8%
Atmel Corp.(1)		10,551,629	53,074,694
			53,074,694
Specialty Retail — 2.1%
Advance Auto Parts, Inc.		968,120	40,583,590
			40,583,590
Toys — 3.4%
Hasbro, Inc.		1,687,071	64,581,078
			64,581,078
Utilities: Miscellaneous — 2.1%
Calpine Corp.(1)		3,276,218	38,954,232
			38,954,232
Total Common Stocks (Cost $1,399,292,345)			1,763,512,009
Depositary Securities — 3.5%
Asset Management & Custodian — 3.5%
AP Alternative Assets, L.P.(1)(2)(3)		3,687,987	26,553,506
KKR & Co. (Guernsey), L.P.(2)(3)		3,405,742	39,166,033
			65,719,539
Total Depositary Securities (Cost $105,632,612)			65,719,539

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $45,908,000, due 4/1/2010(4)	$45,908,000	$45,908,000
Total Repurchase Agreements (Cost $45,908,000)		45,908,000
Total Investments — 99.1% (Cost $1,550,832,957)		1,875,139,548
Other Assets, Net — 0.9%		16,415,852
Total Net Assets — 100.0%		$1,891,555,400
(1)	Non-income producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2010, the aggregate market value of these securities amounted to $65,719,539, representing 3.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Restricted depositary units.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2019	$5,930,913
U.S. Treasury Note	3.375%	11/15/2019	40,897,500

Foreign-Denominated Security

CAD — Canadian Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,763,512,009	$—	$—	$1,763,512,009
Depositary Securities	65,719,539	—	—	65,719,539
Repurchase Agreements	—	45,908,000	—	45,908,000

Total	$1,829,231,548	$45,908,000	$—	$1,875,139,548

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 94.8%
Asset Management & Custodian — 2.0%
State Street Corp.	369,513	$16,679,817
		16,679,817
Banks: Diversified — 5.1%
KeyCorp	2,542,800	19,706,700
Regions Financial Corp.	2,865,881	22,497,166
		42,203,866
Building Materials — 3.4%
Martin Marietta Materials, Inc.	330,839	27,641,598
		27,641,598
Chemicals: Speciality — 3.2%
Praxair, Inc.	312,492	25,936,836
		25,936,836
Computer Services, Software & Systems — 4.5%
Microsoft Corp.	623,204	18,241,181
Synopsys, Inc.(1)	850,902	19,034,678
		37,275,859
Consumer Services: Miscellaneous — 2.8%
eBay, Inc.(1)	861,525	23,218,099
		23,218,099
Diversified Financial Services — 5.9%
Citigroup, Inc.(1)	7,559,683	30,616,716
The Goldman Sachs Group, Inc.	102,310	17,457,156
		48,073,872
Diversified Materials & Processing — 3.1%
BHP Billiton Ltd., ADR	315,569	25,346,502
		25,346,502
Drug & Grocery Store Chains — 2.9%
CVS Caremark Corp.	657,425	24,035,458
		24,035,458
Electronic Entertainment — 2.9%
Activision Blizzard, Inc.	1,940,385	23,401,043
		23,401,043
Financial Data & Systems — 3.3%
Fidelity National Information Services, Inc.	1,149,560	26,945,686
		26,945,686
Gold — 1.0%
Goldcorp, Inc.	222,737	8,290,271
		8,290,271
Insurance: Life — 5.3%
Aflac, Inc.	408,514	22,178,225
Prudential Financial, Inc.	358,500	21,689,250
		43,867,475
Insurance: Multi-Line — 7.2%
Genworth Financial, Inc., Class A(1)	1,670,878	30,643,903
MetLife, Inc.	278,200	12,057,188
The Hartford Financial Services Group, Inc.	578,700	16,446,654
		59,147,745
Medical & Dental Instruments & Supplies — 4.3%
Covidien PLC	290,937	14,628,312
St. Jude Medical, Inc.(1)	499,799	20,516,749
		35,145,061
Medical Equipment — 1.3%
Illumina, Inc.(1)	275,100	10,701,390
		10,701,390
Oil Well Equipment & Services — 2.6%
Schlumberger Ltd.	333,376	21,156,041
		21,156,041
Oil: Crude Producers — 10.9%
Canadian Natural Resources Ltd.	289,020	21,399,041

March 31, 2010 (unaudited)	Shares	Value
Occidental Petroleum Corp.	334,300	$28,261,722
Southwestern Energy Co.(1)	513,197	20,897,382
Talisman Energy, Inc.	1,113,400	18,994,604
		89,552,749
Pharmaceuticals — 8.5%
Abbott Laboratories	447,500	23,574,300
Merck & Co., Inc.	477,404	17,831,039
Pfizer, Inc.	1,656,800	28,414,120
		69,819,459
Scientific Instruments: Electrical — 1.4%
Emerson Electric Co.	224,691	11,310,945
		11,310,945
Scientific Instruments: Gauges & Meters — 4.1%
Agilent Technologies, Inc.(1)	972,247	33,435,574
		33,435,574
Securities Brokerage & Services — 3.1%
E*TRADE Financial Corp.(1)	7,857,456	12,964,802
TD Ameritrade Holding Corp.(1)	644,131	12,277,137
		25,241,939
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	400,599	16,793,110
		16,793,110
Toys — 4.0%
Hasbro, Inc.	855,695	32,756,005
		32,756,005
Total Common Stocks (Cost $623,334,557)		777,976,400
	Principal Amount
Repurchase Agreements — 5.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $43,061,000, due 4/1/2010(2)	$43,061,000	43,061,000
Total Repurchase Agreements (Cost $43,061,000)		43,061,000
Total Investments — 100.0% (Cost $666,395,557)		821,037,400
Other Assets, Net — 0.0%		25,526
Total Net Assets — 100.0%		$821,062,926
(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.875%	2/28/2011	$43,923,525

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$777,976,400	$—	$—	$777,976,400
Repurchase Agreements	—	43,061,000	—	43,061,000

Total	$777,976,400	$43,061,000	$—	$821,037,400

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

March 31, 2010 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 94.7%
Asset Management & Custodian — 3.1%
State Street Corp.		9,700	$437,858
			437,858
Banks: Diversified — 11.3%
Associated Banc-Corp		43,447	599,569
First Horizon National Corp.(1)		38,605	542,400
KeyCorp		59,400	460,350
			1,602,319
Banks: Savings, Thrift & Mortgage Lending — 3.5%
Ocwen Financial Corp.(1)		45,100	500,159
			500,159
Building Materials — 2.9%
Martin Marietta Materials, Inc.		5,000	417,750
			417,750
Chemicals: Speciality — 3.2%
Praxair, Inc.		5,479	454,757
			454,757
Computer Services Software & Systems — 10.5%
ACI Worldwide, Inc.(1)		39,700	818,217
Microsoft Corp.		23,000	673,210
			1,491,427
Consumer Services: Miscellaneous — 6.3%
Coinstar, Inc.(1)		27,378	889,785
			889,785
Diversified Financial Services — 5.2%
Ameriprise Financial, Inc.		16,200	734,832
			734,832
Drug & Grocery Store Chains — 3.1%
CVS Caremark Corp.		12,100	442,376
			442,376
Financial Data & Systems — 3.0%
Fidelity National Information Services, Inc.		17,900	419,576
			419,576
Gold — 1.4%
Goldcorp, Inc.		5,381	200,281
			200,281
Insurance: Property-Casualty — 5.1%
Genworth MI Canada, Inc.	CAD	26,500	716,216
			716,216
Metals & Minerals: Diversified — 3.1%
Compass Minerals International, Inc.		5,440	436,451
			436,451
Oil: Crude Producers — 12.4%
Denbury Resources, Inc.(1)		44,001	742,297
Occidental Petroleum Corp.		4,900	414,246
Southwestern Energy Co.(1)		14,700	598,584
			1,755,127
Pharmaceuticals — 3.0%
Pfizer, Inc.		24,900	427,035
			427,035
Scientific Instruments: Gauges & Meters — 5.0%
Agilent Technologies, Inc.(1)		20,740	713,248
			713,248
Securities Brokerage & Services — 4.5%
MF Global Holdings Ltd.(1)		79,685	643,058
			643,058

March 31, 2010 (unaudited)	Shares	Value
Toys — 3.5%
Hasbro, Inc.	13,100	$501,468
		501,468
Utilities: Miscellaneous — 4.6%
Calpine Corp.(1)	55,009	654,057
		654,057
Total Common Stocks (Cost $11,180,426)		13,437,780
Depositary Securities — 2.2%
Asset Management & Custodian — 2.2%
AP Alternative Assets, L.P.(1)(2)(3)	43,958	316,498
		316,498
Total Depositary Securities (Cost $676,322)		316,498
	Principal Amount
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $339,000, due 4/1/2010(4)	$339,000	339,000
Total Repurchase Agreements (Cost $339,000)		339,000
Total Investments — 99.3% (Cost $12,195,748)		14,093,278
Other Assets, Net — 0.7%		92,214
Total Net Assets — 100.0%		$14,185,492
(1)	Non-income producing security.
(2)	Restricted depositary units.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2010, the aggregate market value of these securities amounted to $316,498, representing 2.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	9/16/2010	$349,650

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$13,437,780	$—	$—	$13,437,780
Depositary Securities	316,498	—	—	316,498
Repurchase Agreements	—	339,000	—	339,000

Total	$13,754,278	$339,000	$—	$14,093,278

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

March 31, 2010 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 89.5%
Building Materials — 4.4%
Martin Marietta Materials, Inc.		642,664	$53,694,577
			53,694,577
Chemicals: Diversified — 1.6%
Eastman Chemical Co.		306,695	19,530,337
			19,530,337
Chemicals: Speciality — 4.9%
Israel Chemicals Ltd.	ILS	1,990,306	26,926,957
Praxair, Inc.		392,655	32,590,365
			59,517,322
Coal — 3.4%
Peabody Energy Corp.		917,303	41,920,747
			41,920,747
Copper — 3.8%
Antofagasta PLC	GBP	2,924,992	46,162,194
			46,162,194
Diversified Materials & Processing — 8.4%
BHP Billiton Ltd., ADR		639,800	51,388,736
Vale S.A., ADR		1,588,200	51,124,158
			102,512,894
Fertilizers — 1.9%
Potash Corp. of Saskatchewan, Inc.		195,500	23,332,925
			23,332,925
Gas Pipeline — 2.6%
EQT Corp.		763,400	31,299,400
			31,299,400
Gold — 9.7%
Agnico-Eagle Mines Ltd.		757,000	42,142,190
Barrick Gold Corp.		711,700	27,286,578
Goldcorp, Inc.	CAD	1,317,280	49,220,476
			118,649,244
Insurance: Multi-Line — 1.8%
PICO Holdings, Inc.(1)		598,278	22,249,959
			22,249,959
Metals & Minerals: Diversified — 3.1%
Compass Minerals International, Inc.		473,761	38,009,845
			38,009,845
Oil Well Equipment & Services — 4.4%
Key Energy Services, Inc.(1)		2,460,094	23,493,898
Schlumberger Ltd.		476,650	30,248,209
			53,742,107
Oil: Crude Producers — 36.5%
ARC Energy Trust (Units)	CAD	1,577,500	31,840,447
Canadian Natural Resources Ltd.		481,606	35,658,108
Concho Resources, Inc.(1)		811,842	40,884,363
Denbury Resources, Inc.(1)		3,694,557	62,327,177
Occidental Petroleum Corp.		694,810	58,739,237
Oil Search Ltd.	AUD	7,922,489	43,329,633
Range Resources Corp.		774,651	36,307,892
Salamander Energy PLC(1)	GBP	5,533,909	22,237,114
Southwestern Energy Co.(1)		1,528,159	62,226,635
Talisman Energy, Inc.	CAD	3,001,033	51,324,712
			444,875,318
Utilities: Miscellaneous — 3.0%
Calpine Corp.(1)		3,107,683	36,950,351
			36,950,351
Total Common Stocks (Cost $765,632,130)			1,092,447,220

March 31, 2010 (unaudited)	Principal Amount	Value
Repurchase Agreements — 10.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $122,692,000, due 4/1/2010(2)	$122,692,000	$122,692,000
Total Repurchase Agreements (Cost $122,692,000)		122,692,000
Total Investments — 99.5% (Cost $888,324,130)		1,215,139,220
Other Assets, Net — 0.5%		5,915,218
Total Net Assets — 100.0%		$1,221,054,438
(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.75%	11/30/2016	$80,556,019
U.S. Treasury Note	3.125%	12/31/2016	$44,591,969

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

ILS — Israeli Shekel

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,092,447,220	$—	$—	$1,092,447,220
Repurchase Agreements	—	122,692,000	—	122,692,000

Total	$1,092,447,220	$122,692,000	$—	$1,215,139,220

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 96.9%
Advertising Agencies — 1.2%
MDC Partners, Inc., Class A	592,480	$6,132,168
		6,132,168
Aerospace — 2.1%
HEICO Corp., Class A	188,688	7,487,140
Orbital Sciences Corp.(1)	156,550	2,976,015
		10,463,155
Auto Parts — 0.9%
Wonder Auto Technology, Inc.(1)	433,110	4,582,304
		4,582,304
Back Office Support, HR, And Consulting — 3.9%
ICF International, Inc.(1)	248,022	6,160,866
Navigant Consulting, Inc.(1)	292,650	3,549,845
On Assignment, Inc.(1)	635,739	4,532,819
Telvent GIT, S.A.	171,280	4,926,013
		19,169,543
Banks: Diversified — 1.5%
First Financial Bancorp	207,031	3,683,082
IBERIABANK Corp.	62,010	3,721,220
		7,404,302
Beverage: Soft Drinks — 0.9%
Peet’s Coffee & Tea, Inc.(1)	108,410	4,298,457
		4,298,457
Biotechnology — 6.7%
Halozyme Therapeutics, Inc.(1)	678,749	5,423,205
Human Genome Sciences, Inc.(1)	261,300	7,891,260
InterMune, Inc.(1)	93,120	4,150,358
Nektar Therapeutics(1)	348,410	5,299,316
Pharmasset, Inc.(1)	105,772	2,834,690
Savient Pharmaceuticals, Inc.(1)	282,820	4,086,749
Seattle Genetics, Inc.(1)	317,850	3,795,129
		33,480,707
Casinos & Gambling — 1.3%
WMS Industries, Inc.(1)	152,320	6,388,301
		6,388,301
Communications Technology — 2.0%
Emulex Corp.(1)	475,100	6,309,328
Polycom, Inc.(1)	117,190	3,583,670
		9,892,998
Computer Services, Software & Systems — 8.5%
comScore, Inc.(1)	298,871	4,988,157
Digital River, Inc.(1)	225,120	6,821,136
F5 Networks, Inc.(1)	97,300	5,984,923
Informatica Corp.(1)	220,320	5,917,795
Internet Brands, Inc., Class A(1)	535,223	4,934,756
LogMeIn, Inc.(1)	215,640	4,461,592
Rackspace Hosting, Inc.(1)	192,470	3,604,963
The Ultimate Software Group, Inc.(1)	168,770	5,560,971
		42,274,293
Computer Technology — 3.0%
Isilon Systems, Inc.(1)	792,639	6,824,622
Super Micro Computer, Inc.(1)	479,353	8,283,220
		15,107,842
Consumer Electronics — 1.3%
TiVo, Inc.(1)	366,650	6,277,048
		6,277,048
Consumer Lending — 1.2%
Portfolio Recovery Associates, Inc.(1)	106,630	5,850,788
		5,850,788

March 31, 2010 (unaudited)	Shares	Value
Consumer Services: Miscellaneous — 1.0%
Ancestry.com, Inc.(1)	290,100	$4,917,195
		4,917,195
Containers & Packaging — 0.7%
Rock-Tenn Co., Class A	75,640	3,446,915
		3,446,915
Diversified Retail — 1.6%
GSI Commerce, Inc.(1)	278,681	7,711,103
		7,711,103
Education Services — 0.9%
American Public Education, Inc.(1)	93,897	4,375,600
		4,375,600
Fertilizers — 0.9%
The Scotts Miracle-Gro Co., Class A	94,597	4,384,571
		4,384,571
Financial Data & Systems — 3.0%
CyberSource Corp.(1)	390,318	6,885,209
MSCI, Inc., Class A(1)	88,916	3,209,868
Wright Express Corp.(1)	154,430	4,651,432
		14,746,509
Foods — 1.7%
Diamond Foods, Inc.	82,220	3,456,529
Dole Food Co., Inc.(1)	424,810	5,033,998
		8,490,527
Health Care Services — 7.5%
athenahealth, Inc.(1)	96,744	3,536,961
HMS Holdings Corp.(1)	106,360	5,423,296
IPC The Hospitalist Co., Inc.(1)	137,862	4,840,335
Medidata Solutions, Inc.(1)	559,720	8,507,744
Quality Systems, Inc.	79,540	4,886,938
RehabCare Group, Inc.(1)	218,291	5,952,795
SXC Health Solutions Corp.(1)	60,340	4,059,675
		37,207,744
Household Appliances — 0.8%
Deer Consumer Products, Inc.(1)	341,510	4,145,931
		4,145,931
Insurance: Property-Casualty — 1.2%
Tower Group, Inc.	259,051	5,743,161
		5,743,161
Machinery: Industrial — 1.7%
Flow International Corp.(1)	1,059,337	3,188,605
Gardner Denver, Inc.	117,130	5,158,405
		8,347,010
Medical & Dental Instruments & Supplies — 3.6%
Align Technology, Inc.(1)	418,397	8,091,798
Insulet Corp.(1)	299,170	4,514,475
Volcano Corp.(1)	214,770	5,188,843
		17,795,116
Medical Equipment — 2.3%
Accuray, Inc.(1)	701,420	4,271,648
Dexcom, Inc.(1)	209,990	2,043,202
Vital Images, Inc.(1)	319,022	5,158,586
		11,473,436
Metals & Minerals: Diversified — 0.8%
Thompson Creek Metals Co., Inc.(1)	288,520	3,903,676
		3,903,676
Oil Well Equipment & Services — 3.6%
Core Laboratories N.V.	52,039	6,806,701
Dril-Quip, Inc.(1)	125,570	7,639,679

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund (continued)

March 31, 2010 (unaudited)	Shares	Value
Superior Energy Services, Inc.(1)	159,620	$3,355,212
		17,801,592
Oil: Crude Producers — 1.8%
Comstock Resources, Inc.(1)	115,790	3,682,122
Concho Resources, Inc.(1)	99,860	5,028,950
		8,711,072
Pharmaceuticals — 6.4%
Alkermes, Inc.(1)	321,680	4,172,190
BioMarin Pharmaceutical, Inc.(1)	285,420	6,670,265
Eurand N.V.(1)	434,010	4,895,633
ICON PLC, ADR(1)	190,250	5,022,600
Salix Pharmaceuticals Ltd.(1)	119,420	4,448,395
United Therapeutics Corp.(1)	115,120	6,369,589
		31,578,672
Printing And Copying Services — 0.8%
VistaPrint N.V.(1)	71,390	4,087,078
		4,087,078
Producer Durables: Miscellaneous — 0.9%
BE Aerospace, Inc.(1)	155,370	4,731,016
		4,731,016
Production Technology Equipment — 2.6%
Advanced Energy Industries, Inc.(1)	467,964	7,749,484
Teradyne, Inc.(1)	482,660	5,391,312
		13,140,796
Restaurants — 2.8%
BJ’s Restaurants, Inc.(1)	239,770	5,586,641
P.F. Chang’s China Bistro, Inc.(1)	190,610	8,411,619
		13,998,260
Scientific Instruments: Control & Filter — 1.0%
IDEX Corp.	153,740	5,088,794
		5,088,794
Securities Brokerage & Services — 1.1%
MarketAxess Holdings, Inc.	349,310	5,494,646
		5,494,646
Semiconductors & Components — 3.5%
Atheros Communications(1)	105,130	4,069,583
FormFactor, Inc.(1)	199,020	3,534,595
Netlogic Microsystems, Inc.(1)	184,540	5,431,012
O2Micro International Ltd., ADR(1)	668,406	4,578,581
		17,613,771
Specialty Retail — 2.6%
Lumber Liquidators Holdings, Inc.(1)	167,350	4,463,225
Zumiez, Inc.(1)	409,884	8,398,523
		12,861,748
Telecommunications Equipment — 0.1%
Meru Networks, Inc.(1)	23,520	450,878
		450,878
Textiles, Apparel & Shoes — 3.2%
Guess?, Inc.	133,850	6,288,273
Lululemon Athletica, Inc.(1)	111,630	4,632,645
Under Armour, Inc., Class A(1)	173,530	5,103,517
		16,024,435
Transportation: Miscellaneous — 1.0%
Dynamex, Inc.(1)	303,480	5,219,856
		5,219,856
Truckers — 2.1%
Landstar System, Inc.	115,820	4,862,124
Marten Transport Ltd.(1)	273,575	5,392,163
		10,254,287

March 31, 2010 (unaudited)	Shares	Value
Utilities: Telecommunications — 1.2%
j2 Global Communications, Inc.(1)	246,082	$5,758,319
		5,758,319
Total Common Stocks (Cost $375,696,259)		480,825,620
	Warrants
Warrants — 0.0%
Communications Technology — 0.0%
Lantronix, Inc.(1)(2)	14,718	5
		5
Total Warrants (Cost $0)		5
	Principal Amount
Repurchase Agreements — 4.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $20,623,000, due 4/1/2010(3)	$20,623,000	20,623,000
Total Repurchase Agreements (Cost $20,623,000)		20,623,000
Total Investments — 101.1% (Cost $396,319,259)		501,448,625
Other Liabilities, Net — (1.1)%		(5,525,282)
Total Net Assets — 100.0%		$495,923,343
(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.75%	11/15/2018	$21,035,812

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$480,825,620	$—	$—	$480,825,620
Warrants	—	5	—	5
Repurchase Agreements	—	20,623,000	—	20,263,000

Total	$480,825,620	$20,623,005	$—	$501,488,625

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 95.0%
Aerospace — 2.9%
HEICO Corp., Class A	29,122	$1,155,561
TransDigm Group, Inc.	14,820	786,053
		1,941,614
Asset Management & Custodian — 1.0%
Affiliated Managers Group, Inc.(1)	8,340	658,860
		658,860
Back Office Support, HR, And Consulting — 3.2%
FTI Consulting, Inc.(1)	11,780	463,189
IHS, Inc., Class A(1)	16,910	904,178
Verisk Analytics, Inc., Class A(1)	27,120	764,784
		2,132,151
Banks: Diversified — 1.5%
SVB Financial Group(1)	20,920	976,127
		976,127
Building Materials — 0.8%
Martin Marietta Materials, Inc.	6,270	523,859
		523,859
Casinos & Gambling — 2.0%
WMS Industries, Inc.(1)	31,880	1,337,047
		1,337,047
Chemicals: Diversified — 0.9%
FMC Corp.	9,795	592,989
		592,989
Communications Technology — 3.0%
Emulex Corp.(1)	97,470	1,294,402
Polycom, Inc.(1)	21,980	672,148
		1,966,550
Computer Services, Software & Systems — 9.2%
Concur Technologies, Inc.(1)	20,300	832,503
Digital River, Inc.(1)	43,970	1,332,291
F5 Networks, Inc.(1)	10,680	656,927
Rackspace Hosting, Inc.(1)	36,670	686,829
Rovi Corp.(1)	26,690	991,000
The Ultimate Software Group, Inc.(1)	46,950	1,547,002
		6,046,552
Computer Technology — 1.5%
Super Micro Computer, Inc.(1)	59,150	1,022,112
		1,022,112
Consumer Lending — 2.0%
Portfolio Recovery Associates, Inc.(1)	23,690	1,299,870
		1,299,870
Containers & Packaging — 1.0%
Rock-Tenn Co., Class A	14,760	672,613
		672,613
Education Services — 1.5%
American Public Education, Inc.(1)	20,790	968,814
		968,814
Fertilizers — 1.5%
The Scotts Miracle-Gro Co., Class A	21,313	987,858
		987,858
Financial Data & Systems — 6.0%
Alliance Data Systems Corp.(1)	10,830	693,012
CyberSource Corp.(1)	61,095	1,077,716
Global Payments, Inc.	14,150	644,532
MSCI, Inc., Class A(1)	15,509	559,875
Wright Express Corp.(1)	31,950	962,334
		3,937,469

March 31, 2010 (unaudited)	Shares	Value
Foods — 1.2%
Diamond Foods, Inc.	19,500	$819,780
		819,780
Health Care Facilities — 2.0%
Brookdale Senior Living, Inc.(1)	61,890	1,289,169
		1,289,169
Health Care Services — 1.6%
HMS Holdings Corp.(1)	21,270	1,084,557
		1,084,557
Insurance: Property-Casualty — 1.9%
Tower Group, Inc.	57,850	1,282,535
		1,282,535
Medical & Dental Instruments & Supplies — 4.4%
Align Technology, Inc.(1)	86,010	1,663,433
Inverness Medical Innovations, Inc.(1)	32,100	1,250,295
		2,913,728
Medical Equipment — 4.5%
Illumina, Inc.(1)	37,019	1,440,039
Sirona Dental Systems, Inc.(1)	39,850	1,515,496
		2,955,535
Medical Services — 2.1%
Covance, Inc.(1)	22,080	1,355,491
		1,355,491
Metals & Minerals: Diversified — 1.2%
Thompson Creek Metals Co., Inc.(1)	58,610	792,993
		792,993
Oil Well Equipment & Services — 4.9%
Core Laboratories N.V.	11,470	1,500,276
Dril-Quip, Inc.(1)	28,760	1,749,758
		3,250,034
Oil: Crude Producers — 3.1%
Comstock Resources, Inc.(1)	27,330	869,094
Concho Resources, Inc.(1)	23,630	1,190,007
		2,059,101
Pharmaceuticals — 5.8%
BioMarin Pharmaceutical, Inc.(1)	61,980	1,448,472
Salix Pharmaceuticals Ltd.(1)	27,680	1,031,080
United Therapeutics Corp.(1)	24,890	1,377,164
		3,856,716
Printing And Copying Services — 1.7%
VistaPrint N.V.(1)	19,550	1,119,238
		1,119,238
Producer Durables: Miscellaneous — 1.8%
BE Aerospace, Inc.(1)	38,500	1,172,325
		1,172,325
Production Technology Equipment — 1.6%
Teradyne, Inc.(1)	91,940	1,026,970
		1,026,970
Restaurants — 3.6%
P.F. Chang’s China Bistro, Inc.(1)	54,100	2,387,433
		2,387,433
Scientific Instruments: Control & Filter — 1.7%
IDEX Corp.	33,620	1,112,822
		1,112,822
Semiconductors & Components — 3.7%
Atheros Communications(1)	21,030	814,071
Cavium Networks, Inc.(1)	39,620	984,953
Silicon Laboratories, Inc.(1)	14,170	675,484
		2,474,508

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund (continued)

March 31, 2010 (unaudited)	Shares	Value
Textiles, Apparel & Shoes — 5.3%
Guess?, Inc.	32,100	$1,508,058
Lululemon Athletica, Inc.(1)	22,950	952,425
Under Armour, Inc., Class A(1)	34,400	1,011,704
		3,472,187
Truckers — 3.2%
Landstar System, Inc.	24,610	1,033,128
Marten Transport Ltd.(1)	53,680	1,058,033
		2,091,161
Utilities: Telecommunications — 1.7%
j2 Global Communications, Inc.(1)	47,468	1,110,751
		1,110,751
Total Common Stocks (Cost $50,995,952)		62,691,519
	Principal Amount
Repurchase Agreements — 8.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $5,688,000, due 4/1/2010(2)	$5,688,000	5,688,000
Total Repurchase Agreements (Cost $5,688,000)		5,688,000
Total Investments — 103.6% (Cost $56,683,952)		68,379,519
Other Liabilities, Net — (3.6)%		(2,345,582)
Total Net Assets — 100.0%		$66,033,937
(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.75%	11/30/2016	$5,803,988

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$62,691,519	$—	$—	$62,691,519
Repurchase Agreements	—	5,688,000	—	5,688,000

Total	$62,691,519	$5,688,000	$—	$68,379,519

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 94.9%
Aerospace — 1.2%
TransDigm Group, Inc.	13,192	$699,704
		699,704
Asset Management & Custodian — 1.0%
Affiliated Managers Group, Inc.(1)	7,400	584,600
		584,600
Back Office Support, HR And Consulting — 3.4%
FTI Consulting, Inc.(1)	10,550	414,826
IHS, Inc., Class A(1)	16,780	897,227
Verisk Analytics, Inc., Class A(1)	24,630	694,566
		2,006,619
Banks: Diversified — 3.3%
Comerica, Inc.	13,950	530,658
IBERIABANK Corp.	8,300	498,083
SVB Financial Group(1)	19,270	899,138
		1,927,879
Biotechnology — 2.0%
Human Genome Sciences, Inc.(1)	37,960	1,146,392
		1,146,392
Building Materials — 0.8%
Martin Marietta Materials, Inc.	5,770	482,084
		482,084
Chemicals: Diversified — 0.9%
FMC Corp.	8,685	525,790
		525,790
Communications Technology — 1.0%
Polycom, Inc.(1)	19,430	594,169
		594,169
Computer Services, Software & Systems — 9.3%
Akamai Technologies, Inc.(1)	18,630	585,169
F5 Networks, Inc.(1)	12,200	750,422
McAfee, Inc.(1)	26,040	1,044,985
Rackspace Hosting, Inc.(1)	32,700	612,471
Rovi Corp.(1)	23,840	885,179
Salesforce.com, Inc.(1)	12,380	921,691
VeriSign, Inc.(1)	26,100	678,861
		5,478,778
Computer Technology — 2.4%
NetApp, Inc.(1)	27,710	902,237
Seagate Technology(1)	28,980	529,175
		1,431,412
Containers & Packaging — 3.1%
Owens-Illinois, Inc.(1)	35,050	1,245,677
Rock-Tenn Co., Class A	13,080	596,056
		1,841,733
Diversified Manufacturing Operations — 1.8%
Danaher Corp.	13,470	1,076,388
		1,076,388
Diversified Retail — 2.9%
GSI Commerce, Inc.(1)	36,250	1,003,037
Nordstrom, Inc.	17,180	701,803
		1,704,840
Electronic Components — 1.0%
Molex, Inc.	28,070	585,540
		585,540
Electronic Entertainment — 2.2%
Activision Blizzard, Inc.	104,770	1,263,526
		1,263,526

March 31, 2010 (unaudited)	Shares	Value
Fertilizers — 1.5%
The Scotts Miracle-Gro Co., Class A	18,910	$876,479
		876,479
Financial Data & Systems — 5.9%
Alliance Data Systems Corp.(1)	9,750	623,902
Global Payments, Inc.	12,550	571,653
MasterCard, Inc., Class A	2,375	603,250
MSCI, Inc., Class A(1)	21,150	763,515
Wright Express Corp.(1)	29,010	873,781
		3,436,101
Foods — 3.7%
Dole Food Co., Inc.(1)	105,770	1,253,375
Mead Johnson Nutrition Co., Class A	17,040	886,591
		2,139,966
Health Care Facilities — 2.0%
Brookdale Senior Living, Inc.(1)	56,060	1,167,730
		1,167,730
Health Care Services — 1.1%
Cerner Corp.(1)	7,810	664,319
		664,319
Hotel/Motel — 1.8%
Wynn Resorts Ltd.	13,640	1,034,321
		1,034,321
Leisure Time — 1.3%
Priceline.com, Inc.(1)	2,910	742,050
		742,050
Machinery: Industrial — 1.5%
Gardner Denver, Inc.	20,560	905,462
		905,462
Medical & Dental Instruments & Supplies — 2.8%
Inverness Medical Innovations, Inc.(1)	23,380	910,651
St. Jude Medical, Inc.(1)	17,890	734,385
		1,645,036
Medical Equipment — 3.2%
Illumina, Inc.(1)	21,790	847,631
Sirona Dental Systems, Inc.(1)	27,450	1,043,923
		1,891,554
Medical Services — 1.6%
Covance, Inc.(1)	14,950	917,781
		917,781
Oil Well Equipment & Services — 4.3%
Cameron International Corp.(1)	19,030	815,626
Core Laboratories N.V.	12,870	1,683,396
		2,499,022
Oil: Crude Producers — 2.3%
Southwestern Energy Co.(1)	33,710	1,372,671
		1,372,671
Pharmaceuticals — 4.4%
AmerisourceBergen Corp.	20,460	591,703
Mylan, Inc.(1)	46,180	1,048,748
United Therapeutics Corp.(1)	16,510	913,498
		2,553,949
Producer Durables: Miscellaneous — 1.6%
BE Aerospace, Inc.(1)	31,320	953,694
		953,694
Production Technology Equipment — 1.0%
Lam Research Corp.(1)	16,110	601,225
		601,225
Restaurants — 5.1%
Starbucks Corp.(1)	62,480	1,516,390

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund (continued)

March 31, 2010 (unaudited)	Shares	Value
Yum! Brands, Inc.	37,950	$1,454,623
		2,971,013
Scientific Instruments: Control & Filter — 3.5%
Flowserve Corp.	9,500	1,047,565
IDEX Corp.	29,940	991,014
		2,038,579
Securities Brokerage & Services — 1.9%
CME Group, Inc.	1,900	600,609
IntercontinentalExchange, Inc.(1)	4,790	537,342
		1,137,951
Semiconductors & Components — 3.2%
Broadcom Corp., Class A	19,820	657,628
Marvell Technology Group Ltd.(1)	28,480	580,422
Silicon Laboratories, Inc.(1)	13,190	628,767
		1,866,817
Specialty Retail — 1.2%
Urban Outfitters, Inc.(1)	18,840	716,485
		716,485
Textiles, Apparel & Shoes — 1.8%
Guess?, Inc.	22,400	1,052,352
		1,052,352
Truckers — 1.9%
Landstar System, Inc.	26,940	1,130,941
		1,130,941
Total Common Stocks (Cost $43,270,105)		55,664,952
	Principal Amount
Repurchase Agreements — 6.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $3,627,000, due 4/1/2010(2)	$3,627,000	3,627,000
Total Repurchase Agreements (Cost $3,627,000)		3,627,000
Total Investments — 101.1% (Cost $46,897,105)		59,291,952
Other Liabilities, Net — (1.1)%		(660,912)
Total Net Assets — 100.0%		$58,631,040
(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	9/16/2010	$3,701,295

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$55,664,952	$—	$—	$55,664,952
Repurchase Agreements	—	3,627,000	—	3,627,000

Total	$55,664,952	$3,627,000	$—	$59,291,952

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 96.9%
Back Office Support, HR, And Consulting — 1.2%
Verisk Analytics, Inc., Class A(1)	45,850	$1,292,970
		1,292,970
Biotechnology — 1.5%
Celgene Corp.(1)	25,260	1,565,110
		1,565,110
Building Materials — 0.8%
Martin Marietta Materials, Inc.	10,040	838,842
		838,842
Cable Television Services — 1.1%
DIRECTV, Class A(1)	36,190	1,223,584
		1,223,584
Chemicals: Speciality — 1.0%
Praxair, Inc.	13,460	1,117,180
		1,117,180
Communications Technology — 4.0%
Cisco Systems, Inc.(1)	106,700	2,777,401
QUALCOMM, Inc.	35,650	1,496,943
		4,274,344
Computer Services, Software & Systems — 12.6%
Accenture PLC, Class A	45,430	1,905,788
Google, Inc., Class A(1)	5,880	3,334,019
McAfee, Inc.(1)	22,120	887,676
Microsoft Corp.	73,150	2,141,100
Oracle Corp.	101,530	2,608,306
Rovi Corp.(1)	42,410	1,574,683
Symantec Corp.(1)	59,650	1,009,278
		13,460,850
Computer Technology — 12.3%
Apple, Inc.(1)	14,540	3,415,882
EMC Corp.(1)	143,910	2,596,136
Hewlett-Packard Co.	62,330	3,312,839
International Business Machines Corp.	17,860	2,290,545
Research In Motion Ltd.(1)	21,770	1,609,892
		13,225,294
Containers & Packaging — 2.0%
Owens-Illinois, Inc.(1)	59,320	2,108,233
		2,108,233
Diversified Financial Services — 1.2%
JPMorgan Chase & Co.	29,550	1,322,362
		1,322,362
Diversified Manufacturing Operations — 3.4%
Danaher Corp.	20,470	1,635,758
Illinois Tool Works, Inc.	41,760	1,977,753
		3,613,511
Diversified Retail — 6.1%
Amazon.com, Inc.(1)	22,730	3,085,143
Target Corp.	47,770	2,512,702
Wal-Mart Stores, Inc.	16,660	926,296
		6,524,141
Electronic Entertainment — 1.2%
Activision Blizzard, Inc.	105,460	1,271,848
		1,271,848
Fertilizers — 0.9%
Monsanto Co.	13,880	991,310
		991,310
Financial Data & Systems — 2.7%
MasterCard, Inc., Class A	6,350	1,612,900
Visa, Inc., Class A	14,660	1,334,500
		2,947,400

March 31, 2010 (unaudited)	Shares	Value
Foods — 3.8%
Kellogg Co.	27,180	$1,452,228
Sysco Corp.	35,200	1,038,400
Unilever PLC, ADR	54,540	1,596,931
		4,087,559
Health Care Management Services — 1.0%
WellPoint, Inc.(1)	16,920	1,089,310
		1,089,310
Health Care Services — 2.5%
Cerner Corp.(1)	12,300	1,046,238
Medco Health Solutions, Inc.(1)	25,530	1,648,217
		2,694,455
Medical & Dental Instruments & Supplies — 1.5%
St. Jude Medical, Inc.(1)	40,100	1,646,105
		1,646,105
Medical Equipment — 1.7%
Illumina, Inc.(1)	45,790	1,781,231
		1,781,231
Offshore Drilling & Other Services — 1.3%
Transocean Ltd.(1)	15,540	1,342,345
		1,342,345
Oil Well Equipment & Services — 2.3%
Cameron International Corp.(1)	31,010	1,329,089
Schlumberger Ltd.	17,970	1,140,376
		2,469,465
Oil: Crude Producers — 3.3%
Occidental Petroleum Corp.	23,320	1,971,473
Southwestern Energy Co.(1)	39,220	1,597,038
		3,568,511
Personal Care — 1.5%
Colgate-Palmolive Co.	18,390	1,567,931
		1,567,931
Pharmaceuticals — 9.1%
Abbott Laboratories	37,860	1,994,465
AmerisourceBergen Corp.	56,020	1,620,098
Gilead Sciences, Inc.(1)	56,640	2,575,987
Shire PLC, ADR	22,930	1,512,463
Teva Pharmaceutical Industries Ltd., ADR	31,680	1,998,374
		9,701,387
Railroads — 1.5%
CSX Corp.	30,900	1,572,810
		1,572,810
Restaurants — 2.9%
Starbucks Corp.(1)	92,250	2,238,907
Yum! Brands, Inc.	22,990	881,207
		3,120,114
Scientific Instruments: Control & Filter — 1.5%
Flowserve Corp.	14,480	1,596,710
		1,596,710
Securities Brokerage & Services — 1.9%
CME Group, Inc.	3,370	1,065,291
IntercontinentalExchange, Inc.(1)	8,470	950,164
		2,015,455
Semiconductors & Components — 3.7%
Broadcom Corp., Class A	55,370	1,837,177
Intel Corp.	48,670	1,083,394
Marvell Technology Group Ltd.(1)	51,040	1,040,195
		3,960,766
Textiles, Apparel & Shoes — 1.0%
NIKE, Inc., Class B	14,660	1,077,510
		1,077,510

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund (continued)

March 31, 2010 (unaudited)	Shares	Value
Tobacco — 2.0%
Philip Morris International, Inc.	40,500	$2,112,480
		2,112,480
Transportation: Miscellaneous — 2.4%
United Parcel Service, Inc., Class B	40,780	2,626,641
		2,626,641
Total Common Stocks (Cost $82,960,489)		103,807,764
	Principal Amount
Repurchase Agreements — 3.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $3,373,000, due 4/1/2010(2)	$3,373,000	3,373,000
Total Repurchase Agreements (Cost $3,373,000)		3,373,000
Total Investments — 100.0% (Cost $86,333,489)		107,180,764
Other Liabilities, Net — 0.0%		(26,416)
Total Net Assets — 100.0%		$107,154,348
(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	9/16/2010	$3,441,555

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$103,807,764	$—	$—	$103,807,764
Repurchase Agreements	—	3,373,000	—	3,373,000

Total	$103,807,764	$3,373,000	$—	$107,180,764

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 97.8%
Cable Television Services — 0.6%
DIRECTV, Class A(1)	29,040	$981,842
		981,842
Communications Technology — 12.8%
Acme Packet, Inc.(1)	100,290	1,933,591
Aruba Networks, Inc.(1)	157,240	2,147,898
Cisco Systems, Inc.(1)	164,470	4,281,154
Emulex Corp.(1)	222,200	2,950,816
JDS Uniphase Corp.(1)	158,680	1,988,260
Polycom, Inc.(1)	52,620	1,609,120
QUALCOMM, Inc.	54,060	2,269,980
Riverbed Technology, Inc.(1)	42,300	1,201,320
ShoreTel, Inc.(1)	271,920	1,797,391
		20,179,530
Computer Services, Software & Systems — 28.7%
Akamai Technologies, Inc.(1)	49,600	1,557,936
comScore, Inc.(1)	93,655	1,563,102
Concur Technologies, Inc.(1)	38,090	1,562,071
Digital River, Inc.(1)	87,590	2,653,977
F5 Networks, Inc.(1)	42,860	2,636,319
Fortinet, Inc.(1)	42,420	745,744
Google, Inc., Class A(1)	10,790	6,118,038
Informatica Corp.(1)	68,540	1,840,984
Internet Brands, Inc., Class A(1)	247,709	2,283,877
LogMeIn, Inc.(1)	67,210	1,390,575
McAfee, Inc.(1)	30,650	1,229,985
Microsoft Corp.	197,780	5,789,021
Oracle Corp.	136,660	3,510,795
Rovi Corp.(1)	62,410	2,317,283
Salesforce.com, Inc.(1)	24,530	1,826,258
Synopsys, Inc.(1)	128,930	2,884,164
The Ultimate Software Group, Inc.(1)	60,390	1,989,850
VeriSign, Inc.(1)	55,900	1,453,959
Yahoo! Inc.(1)	107,830	1,782,430
		45,136,368
Computer Technology — 18.6%
Apple, Inc.(1)	31,540	7,409,692
EMC Corp.(1)	193,690	3,494,168
Hewlett-Packard Co.	83,760	4,451,844
Isilon Systems, Inc.(1)	282,540	2,432,669
Netezza Corp.(1)	94,340	1,206,609
Research In Motion Ltd.(1)	42,310	3,128,825
Seagate Technology(1)	76,690	1,400,359
Silicon Graphics International Corp.(1)	97,910	1,046,658
Super Micro Computer, Inc.(1)	265,562	4,588,911
		29,159,735
Consumer Electronics — 2.3%
TiVo, Inc.(1)	210,400	3,602,048
		3,602,048
Consumer Services: Miscellaneous — 1.0%
Ancestry.com, Inc.(1)	91,300	1,547,535
		1,547,535
Diversified Retail — 5.6%
Amazon.com, Inc.(1)	44,370	6,022,340
GSI Commerce, Inc.(1)	100,729	2,787,172
		8,809,512
Electronic Components — 1.0%
Molex, Inc.	74,810	1,560,537
		1,560,537

March 31, 2010 (unaudited)	Shares	Value
Electronic Entertainment — 1.4%
Activision Blizzard, Inc.	103,110	$1,243,506
THQ, Inc.(1)	129,680	909,057
		2,152,563
Electronics — 1.6%
Newport Corp.(1)	197,158	2,464,475
		2,464,475
Energy Equipment — 1.6%
Trina Solar Ltd., ADR(1)	101,620	2,480,544
		2,480,544
Leisure Time — 1.0%
Priceline.com, Inc.(1)	6,130	1,563,150
		1,563,150
Printing And Copying Services — 0.9%
VistaPrint N.V.(1)	26,130	1,495,942
		1,495,942
Production Technology Equipment — 5.1%
Advanced Energy Industries, Inc.(1)	226,224	3,746,270
Mattson Technology, Inc.(1)	137,700	636,174
Teradyne, Inc.(1)	157,160	1,755,477
Veeco Instruments, Inc.(1)	41,900	1,822,650
		7,960,571
Semiconductors & Components — 14.3%
Atheros Communications(1)	42,190	1,633,175
Broadcom Corp., Class A	49,050	1,627,479
Cavium Networks, Inc.(1)	66,460	1,652,195
Entropic Communications, Inc.(1)	669,750	3,402,330
FormFactor, Inc.(1)	64,800	1,150,848
Marvell Technology Group Ltd.(1)	75,450	1,537,671
Mellanox Technologies Ltd.(1)	87,920	2,072,274
Micron Technology, Inc.(1)	159,710	1,659,387
Netlogic Microsystems, Inc.(1)	69,000	2,030,670
O2Micro International Ltd., ADR(1)	555,042	3,802,038
Oclaro, Inc.(1)	125,000	343,750
Silicon Laboratories, Inc.(1)	31,410	1,497,315
		22,409,132
Telecommunications Equipment — 0.1%
Meru Networks, Inc.(1)	7,460	143,009
		143,009
Utilities: Telecommunications — 1.2%
j2 Global Communications, Inc.(1)	78,117	1,827,938
		1,827,938
Total Common Stocks (Cost $112,785,811)		153,474,431
	Warrants
Warrants — 0.0%
Communications Technology — 0.0%
Lantronix, Inc.(1)(2)	2,878	1
		1
Total Warrants (Cost $0)		1
	Principal Amount
Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $3,235,000, due 4/1/2010(3)	$3,235,000	3,235,000
Total Repurchase Agreements (Cost $3,235,000)		3,235,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund (continued)

March 31, 2010 (unaudited)	Value
Total Investments — 99.8% (Cost $116,020,811)	$156,709,432
Other Assets, Net — 0.2%	271,944
Total Net Assets — 100.0%	$156,981,376
(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2019	$3,301,894

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$153,474,431	$—	$—	$153,474,431
Warrants	—	1	—	1
Repurchase Agreements	—	3,235,000	—	3,235,000

Total	$153,474,431	$3,235,001	$—	$156,709,432

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 98.4%
Aerospace — 2.2%
HEICO Corp., Class A	39,459	$1,565,733
Orbital Sciences Corp.(1)	31,700	602,617
		2,168,350
Auto Parts — 1.0%
Wonder Auto Technology, Inc.(1)	91,100	963,838
		963,838
Back Office Support, HR, And Consulting — 5.3%
ICF International, Inc.(1)	54,300	1,348,812
Navigant Consulting, Inc.(1)	62,500	758,125
On Assignment, Inc.(1)	129,025	919,948
Robert Half International, Inc.	42,300	1,287,189
Telvent GIT, S.A.	34,800	1,000,848
		5,314,922
Banks: Diversified — 1.5%
First Financial Bancorp	41,932	745,970
IBERIABANK Corp.	12,600	756,126
		1,502,096
Beverage: Soft Drinks — 0.9%
Peet’s Coffee & Tea, Inc.(1)	23,119	916,668
		916,668
Biotechnology — 7.0%
Halozyme Therapeutics, Inc.(1)	142,986	1,142,458
Human Genome Sciences, Inc.(1)	55,100	1,664,020
InterMune, Inc.(1)	19,600	873,572
Nektar Therapeutics(1)	73,800	1,122,498
Pharmasset, Inc.(1)	22,600	605,680
Savient Pharmaceuticals, Inc.(1)	57,400	829,430
Seattle Genetics, Inc.(1)	64,500	770,130
		7,007,788
Casinos & Gambling — 1.4%
WMS Industries, Inc.(1)	32,687	1,370,893
		1,370,893
Communications Technology — 2.0%
Emulex Corp.(1)	96,200	1,277,536
Polycom, Inc.(1)	23,800	727,804
		2,005,340
Computer Services, Software & Systems — 9.0%
comScore, Inc.(1)	62,817	1,048,416
Digital River, Inc.(1)	48,070	1,456,521
F5 Networks, Inc.(1)	20,500	1,260,955
Informatica Corp.(1)	46,929	1,260,513
Internet Brands, Inc., Class A(1)	120,300	1,109,166
LogMeIn, Inc.(1)	45,700	945,533
Rackspace Hosting, Inc.(1)	39,000	730,470
The Ultimate Software Group, Inc.(1)	35,200	1,159,840
		8,971,414
Computer Technology — 1.5%
Isilon Systems, Inc.(1)	170,167	1,465,138
		1,465,138
Consumer Electronics — 1.3%
TiVo, Inc.(1)	79,044	1,353,233
		1,353,233
Consumer Lending — 1.2%
Portfolio Recovery Associates, Inc.(1)	21,616	1,186,070
		1,186,070
Consumer Services: Miscellaneous — 1.0%
Ancestry.com, Inc.(1)	58,800	996,660
		996,660

March 31, 2010 (unaudited)	Shares	Value
Containers & Packaging — 0.7%
Rock-Tenn Co., Class A	16,000	$729,120
		729,120
Diversified Retail — 1.7%
GSI Commerce, Inc.(1)	59,881	1,656,907
		1,656,907
Education Services — 0.9%
American Public Education, Inc.(1)	19,351	901,757
		901,757
Fertilizers — 0.9%
The Scotts Miracle-Gro Co., Class A	19,521	904,798
		904,798
Financial Data & Systems — 3.1%
CyberSource Corp.(1)	81,774	1,442,494
MSCI, Inc., Class A(1)	18,123	654,240
Wright Express Corp.(1)	32,800	987,936
		3,084,670
Foods — 1.7%
Diamond Foods, Inc.	17,100	718,884
Dole Food Co., Inc.(1)	86,200	1,021,470
		1,740,354
Health Care Services — 7.9%
athenahealth, Inc.(1)	19,913	728,019
HMS Holdings Corp.(1)	21,500	1,096,285
IPC The Hospitalist Co.(1)	29,200	1,025,212
Medidata Solutions, Inc.(1)	120,000	1,824,000
Quality Systems, Inc.	17,000	1,044,480
RehabCare Group, Inc.(1)	47,143	1,285,590
SXC Health Solutions Corp.(1)	13,000	874,640
		7,878,226
Household Appliances — 0.9%
Deer Consumer Products, Inc.(1)	74,200	900,788
		900,788
Insurance: Property-Casualty — 1.2%
Tower Group, Inc.	55,225	1,224,338
		1,224,338
Machinery: Industrial — 1.0%
Gardner Denver, Inc.	23,700	1,043,748
		1,043,748
Medical & Dental Instruments & Supplies — 3.8%
Align Technology, Inc.(1)	89,700	1,734,798
Insulet Corp.(1)	64,008	965,881
Volcano Corp.(1)	44,970	1,086,475
		3,787,154
Medical Equipment — 2.4%
Accuray, Inc.(1)	146,953	894,944
Dexcom, Inc.(1)	43,200	420,336
Vital Images, Inc.(1)	68,380	1,105,704
		2,420,984
Metals & Minerals: Diversified — 0.8%
Thompson Creek Metals Co., Inc.(1)	60,800	822,624
		822,624
Oil Well Equipment & Services — 3.5%
Core Laboratories N.V.	8,869	1,160,065
Dril-Quip, Inc.(1)	25,653	1,560,729
Superior Energy Services, Inc.(1)	35,038	736,499
		3,457,293
Oil: Crude Producers — 2.5%
Comstock Resources, Inc.(1)	21,870	695,466

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund (continued)

March 31, 2010 (unaudited)	Shares	Value
Concho Resources, Inc.(1)	35,800	$1,802,888
		2,498,354
Pharmaceuticals — 6.5%
Alkermes, Inc.(1)	65,300	846,941
BioMarin Pharmaceutical, Inc.(1)	62,055	1,450,225
Eurand N.V.(1)	88,100	993,768
ICON PLC, ADR(1)	38,700	1,021,680
Salix Pharmaceuticals Ltd.(1)	24,200	901,450
United Therapeutics Corp.(1)	24,276	1,343,191
		6,557,255
Printing And Copying Services — 1.1%
VistaPrint N.V.(1)	18,406	1,053,744
		1,053,744
Producer Durables: Miscellaneous — 1.0%
BE Aerospace, Inc.(1)	33,100	1,007,895
		1,007,895
Production Technology Equipment — 2.8%
Advanced Energy Industries, Inc.(1)	99,189	1,642,570
Teradyne, Inc.(1)	101,800	1,137,106
		2,779,676
Restaurants — 2.8%
BJ’s Restaurants, Inc.(1)	46,520	1,083,916
P.F. Chang’s China Bistro, Inc.(1)	39,389	1,738,237
		2,822,153
Scientific Instruments: Control & Filter — 1.1%
IDEX Corp.	32,000	1,059,200
		1,059,200
Securities Brokerage & Services — 1.1%
MarketAxess Holdings, Inc.	72,700	1,143,571
		1,143,571
Semiconductors & Components — 3.0%
Atheros Communications(1)	21,300	824,523
FormFactor, Inc.(1)	41,915	744,411
Netlogic Microsystems, Inc.(1)	39,330	1,157,482
O2Micro International Ltd., ADR(1)	43,244	296,221
		3,022,637
Specialty Retail — 2.7%
Lumber Liquidators Holdings, Inc.(1)	35,558	948,332
Zumiez, Inc.(1)	87,898	1,801,030
		2,749,362
Telecommunications Equipment — 0.1%
Meru Networks, Inc.(1)	4,800	92,016
		92,016
Textiles, Apparel & Shoes — 3.4%
Guess?, Inc.	28,700	1,348,326
Lululemon Athletica, Inc.(1)	24,000	996,000
Under Armour, Inc., Class A(1)	36,100	1,061,701
		3,406,027
Transportation: Miscellaneous — 1.1%
Dynamex, Inc.(1)	65,400	1,124,880
		1,124,880
Truckers — 2.2%
Landstar System, Inc.	24,600	1,032,708
Marten Transport Ltd.(1)	58,596	1,154,927
		2,187,635

March 31, 2010 (unaudited)	Shares	Value
Utilities: Telecommunications — 1.2%
j2 Global Communications, Inc.(1)	53,086	$1,242,212
		1,242,212
Total Common Stocks (Cost $77,627,304)		98,521,788
	Principal Amount
Repurchase Agreements — 0.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $657,000, due 4/1/2010(2)	$657,000	657,000
Total Repurchase Agreements (Cost $657,000)		657,000
Total Investments — 99.1% (Cost $78,284,304)		99,178,788
Other Assets, Net — 0.9%		915,800
Total Net Assets — 100.0%		$100,094,588
(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.875%	1/31/2011	$673,350

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$98,521,788	$—	$—	$98,521,788

Repurchase Agreements	—	657,000	—	657,000

Total	$98,521,788	$657,000	$—	$99,178,788

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 91.7%
Australia — 5.3%
Brambles Ltd.	115,086	$776,323
James Hardie Industries N.V.(1)	31,300	208,517
Woodside Petroleum Ltd.	21,431	922,287
Woolworths Ltd.	33,805	868,304
		2,775,431
Brazil — 1.0%
B2W Companhia Global do Varejo	8,600	185,700
BM&F BOVESPA S.A.	53,600	362,889
		548,589
Denmark — 3.8%
Novo Nordisk A/S, Class B	11,893	918,085
Novozymes A/S, Class B	2,712	300,026
Vestas Wind Systems A/S(1)	14,344	780,377
		1,998,488
France — 4.8%
Essilor International S.A.	13,371	853,866
L’Oreal S.A.	7,926	833,528
PPR	6,529	867,999
		2,555,393
Germany — 5.2%
Adidas AG	14,268	762,805
Celesio AG	9,365	299,310
Q-Cells SE(1)	12,535	124,635
SAP AG	23,339	1,129,930
TUI AG(1)	36,117	405,346
		2,722,026
Hong Kong — 3.0%
Esprit Holdings Ltd.	76,291	601,750
Hong Kong Exchanges & Clearing Ltd.	36,600	609,458
Li & Fung Ltd.	60,400	296,656
Ports Design Ltd.	38,000	95,827
		1,603,691
India — 0.8%
Housing Development Finance Corp. Ltd.	3,600	217,580
Reliance Capital Ltd.	13,482	226,797
		444,377
Israel — 0.6%
Teva Pharmaceutical Industries Ltd., ADR	5,000	315,400
		315,400
Italy — 1.2%
Intesa Sanpaolo(1)	166,497	620,046
		620,046
Japan — 17.1%
Canon, Inc.	24,000	1,110,126
Hoya Corp.	19,700	542,420
Japan Tobacco, Inc.	161	599,377
Kyocera Corp.	3,100	302,595
Nintendo Co. Ltd.	4,800	1,609,744
Rakuten, Inc.	1,404	1,015,699
Rohm Co. Ltd.	5,200	389,087
SMC Corp.	6,800	924,778
Toyota Motor Corp.	25,300	1,017,296
Trend Micro, Inc.	7,000	244,351
Yamada Denki Co. Ltd.	10,090	745,620
Yamaha Motor Co. Ltd.(1)	34,700	521,288
		9,022,381
Luxembourg — 0.1%
Reinet Investments SCA(1)	3,406	55,097
		55,097

March 31, 2010 (unaudited)	Shares	Value
Mexico — 0.5%
Wal-Mart de Mexico S.A.B. de C.V., Series V	47,700	$244,408
		244,408
People’s Republic of China — 5.2%
Baidu, Inc., ADR(1)	2,100	1,253,700
China Merchants Bank Co. Ltd., H shares	127,500	344,220
China Unicom (Hong Kong) Ltd.	274,000	307,799
CNOOC Ltd.	296,000	487,167
Tencent Holdings Ltd.	17,000	340,412
		2,733,298
Russia — 1.4%
OAO Gazprom, ADR	31,950	745,393
		745,393
Singapore — 0.6%
Singapore Exchange Ltd.	62,000	338,497
		338,497
South Africa — 0.6%
Impala Platinum Holdings Ltd.	11,300	331,734
		331,734
South Korea — 1.5%
Samsung Electronics Co. Ltd.	810	585,625
Samsung Fire & Marine Insurance Co. Ltd.(1)	1,384	222,027
		807,652
Spain — 5.3%
Banco Santander S.A.	133,935	1,776,514
Industria de Diseno Textil S.A.	15,392	1,015,181
		2,791,695
Sweden — 6.5%
Atlas Copco AB, Class B	96,055	1,345,470
Oriflame Cosmetics S.A.	5,524	343,859
Sandvik AB	61,341	766,302
Svenska Handelsbanken AB, Class A	32,935	966,345
		3,421,976
Switzerland — 5.5%
ABB Ltd. (Reg S)(1)	21,551	471,119
Compagnie Financiere Richemont S.A., Class A	26,576	1,030,490
Geberit AG	3,062	547,824
Syngenta AG (Reg S)	3,150	874,688
		2,924,121
Taiwan — 1.1%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	57,607	604,297
		604,297
Turkey — 1.2%
Turkiye Garanti Bankasi A.S., ADR	135,298	622,371
		622,371
United Kingdom — 19.4%
Autonomy Corp. PLC(1)	10,400	287,440
BG Group PLC	31,027	537,320
BHP Billiton PLC	55,000	1,879,791
British American Tobacco PLC	40,000	1,379,019
Lloyds Banking Group PLC(1)	402,480	382,179
Meggitt PLC	129,023	599,589
Prudential PLC	75,000	620,448
Rolls-Royce Group PLC(1)	96,000	869,167
SABMiller PLC	30,000	879,936
Signet Jewelers Ltd.(1)	9,906	317,124
Standard Chartered PLC	58,957	1,607,008
Tesco PLC	140,000	925,619
		10,284,640
Total Common Stocks (Cost $42,883,753)		48,511,001

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund (continued)

March 31, 2010 (unaudited)	Shares	Value
Preferred Stocks — 6.0%
Brazil — 5.0%
Itau Unibanco Holding S.A., ADR	39,940	$878,280
Petroleo Brasileiro S.A., ADR	44,700	1,769,673
		2,647,953
Germany — 1.0%
Porsche Automobil Holding SE	8,605	525,530
		525,530
Total Preferred Stocks (Cost $3,242,401)		3,173,483

	Principal Amount
Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $1,040,000, due 4/1/2010(2)	$1,040,000	1,040,000
Total Repurchase Agreements (Cost $1,040,000)		1,040,000
Total Investments — 99.7% (Cost $47,166,154)		52,724,484
Other Assets, Net — 0.3%		174,239
Total Net Assets — 100.0%		$52,898,723
(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	9/16/2010	$1,063,935

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$3,588,765	$44,922,236	*	$—	$48,511,001
Preferred Stocks	2,647,953	525,530	*	—	3,173,483
Repurchase Agreements	—	1,040,000		—	1,040,000

Total	$6,236,718	$46,487,766		$—	$52,724,484

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 89.4%
Brazil — 8.7%
B2W Companhia Global do Varejo	445,100	$9,611,067
BM&F BOVESPA S.A.	1,312,900	8,888,754
Lojas Renner S.A.	444,400	10,195,698
OGX Petroleo e Gas Participacoes S.A.	4,485,600	41,996,930
Petroleo Brasileiro S.A., ADR	945,400	42,060,846
Vale S.A., ADR	1,173,700	37,781,403
		150,534,698
India — 9.5%
ACC Ltd.	539,200	11,365,408
Cairn Energy PLC(1)	6,005,000	38,024,088
Hero Honda Motors Ltd.	428,700	18,601,979
Housing Development Finance Corp. Ltd.	299,500	18,101,482
Infrastructure Development Finance Co. Ltd.	3,833,100	13,737,724
Jindal Steel & Power Ltd.	921,487	14,427,809
Mahindra & Mahindra Ltd.	2,387,000	29,134,395
Reliance Capital Ltd.	1,281,494	21,557,526
		164,950,411
Indonesia — 4.4%
PT Astra International Tbk	6,546,000	30,075,476
PT Bank Mandiri	32,309,000	18,937,426
PT Bank Rakyat Indonesia	22,789,500	20,612,626
PT Semen Gresik (Persero) Tbk	9,022,500	7,238,227
		76,863,755
Malaysia — 0.6%
Public Bank Berhad	2,798,695	10,018,807
		10,018,807
Mexico — 4.0%
America Movil S.A.B. de C.V., ADR, Series L	594,700	29,937,198
Grupo Financiero Banorte S.A.B. de C.V.	3,483,346	15,450,546
Wal-Mart de Mexico S.A.B. de C.V.	4,607,422	23,607,739
		68,995,483
People’s Republic of China — 20.0%
Baidu, Inc., ADR(1)	32,000	19,104,000
Bank of China Ltd., H shares	44,642,000	23,688,994
BYD Co. Ltd., H shares(1)	2,912,500	28,948,185
China Construction Bank Corp., H shares	34,828,000	28,428,341
China Life Insurance Co. Ltd., H shares	4,170,000	19,983,080
China Longyuan Power Group Corp., H shares(1)	13,171,000	15,589,592
China Merchants Bank Co. Ltd., H shares	6,167,286	16,650,242
China Molybdenum Co. Ltd., H shares	10,399,000	8,725,904
China National Building Material Co. Ltd., H shares	3,820,000	7,374,876
China Petroleum & Chemical Corp., H shares	11,358,000	9,313,443
China Shenhua Energy Co. Ltd., H shares	4,193,000	18,016,082
China South Locomotive and Rolling Stock Corp., H shares	17,818,000	13,862,931
China Taiping Insurance Holdings Co. Ltd.(1)	6,309,000	21,970,864
Dongfeng Motor Group Co. Ltd., H shares	6,382,000	10,331,872
Evergrande Real Estate Group Ltd.(1)	24,815,000	10,355,231
Kunlun Energy Co., Ltd.	17,152,000	24,016,445
Parkson Retail Group Ltd.	5,740,000	9,841,900
PetroChina Co. Ltd., H shares	13,716,000	16,079,583
Renhe Commercial Holdings	42,324,000	9,801,065
SINA Corp.(1)	872,700	32,892,063
		344,974,693
Peru — 0.4%
Credicorp Ltd.	75,876	6,690,746
		6,690,746
Russia — 5.2%
Evraz Group S.A., GDR (Reg S)(1)	359,000	14,234,102
LUKOIL, ADR	277,000	15,689,518
Mobile TeleSystems, ADR	130,500	7,242,750
Rosneft Oil Co., GDR	2,684,900	21,275,456

March 31, 2010 (unaudited)	Shares	Value
Severstal, GDR (Reg S)(1)	686,900	$9,978,481
Vimpel-Communications, ADR	452,800	8,336,048
X5 Retail Group N.V., GDR (Reg S)(1)	373,920	13,022,930
		89,779,285
South Africa — 5.5%
AngloGold Ashanti Ltd.	158,300	6,008,528
AngloGold Ashanti Ltd., ADR	161,900	6,144,105
Gold Fields Ltd.	1,806,400	22,839,730
Gold Fields Ltd., ADR	604,500	7,628,790
Lonmin PLC(1)	712,300	22,051,353
Massmart Holdings Ltd.	1,065,801	15,877,359
Naspers Ltd., N shares	349,000	15,132,181
		95,682,046
South Korea — 11.2%
Cheil Industries, Inc.	316,500	17,877,417
GLOVIS Co. Ltd.	137,900	11,996,096
Hyundai Development Co.	380,100	11,104,192
Hyundai Mobis	121,400	16,088,341
KB Financial Group, Inc.	370,540	17,845,422
Mirae Asset Securities Co. Ltd.(1)	217,200	10,943,499
NHN Corp.(1)	81,600	12,993,412
Samsung Electronics Co. Ltd.	81,000	58,562,538
Samsung Fire & Marine Insurance Co. Ltd.(1)	98,100	15,737,568
Shinsegae Co. Ltd.	42,660	20,179,155
		193,327,640
Taiwan — 9.6%
Advanced Semiconductor Engineering, Inc.	11,816,000	10,751,738
China Life Insurance Co. Ltd.(1)	25,914,264	19,995,374
China Steel Corp.	15,487,000	16,025,224
Evergreen Marine Corp.(1)	21,837,000	12,860,603
Far Eastern Department Stores Ltd.	14,460,474	11,979,109
Hon Hai Precision Industry Co. Ltd.	8,388,605	36,322,722
MediaTek, Inc.	645,186	11,198,182
Polaris Securities Co. Ltd.(1)	12,892,000	6,701,796
Taiwan Cement Corp.	5,072,000	4,785,822
Taiwan Semiconductor Manufacturing Co. Ltd.	17,947,534	34,777,653
		165,398,223
Thailand — 1.9%
Bank of Ayudhya Public Co. Ltd.	35,082,300	22,964,519
Thoresen Thai Agencies Public Co. Ltd.	13,694,200	10,269,540
		33,234,059
Turkey — 3.5%
Turkiye Garanti Bankasi A.S.	6,853,548	32,128,611
Turkiye Is Bankasi	6,378,905	20,813,954
Turkiye Is Bankasi, ‘New’ shares(1)	2,441,057	7,655,695
		60,598,260
Other African Countries — 2.0%
Chariot Oil & Gas Ltd.(1)	1,761,600	1,750,963
First Quantum Minerals Ltd.	98,200	8,080,120
Kenmare Resources PLC(1)	41,034,429	8,406,411
Tullow Oil PLC	830,200	15,754,192
		33,991,686
Other Emerging Markets Countries — 2.9%
Dragon Oil PLC(1)	6,851,403	50,270,637
		50,270,637
Total Common Stocks (Cost $1,264,485,990)		1,545,310,429
Preferred Stocks — 8.7%
Brazil — 7.1%
All America Latina Logistica (Units)	2,110,890	19,347,995
Banco Bradesco S.A.	1,360,705	25,096,929
Bradespar S.A.	1,320,400	32,632,260

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund (continued)

March 31, 2010 (unaudited)	Shares	Value
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	$—
Companhia Energetica de Minas Gerais	995,975	16,532,844
Itausa-Investimentos Itau S.A.	4,183,927	28,655,906
		122,265,934
Colombia — 0.3%
BanColombia S.A., ADR (Reg S)	137,800	6,291,948
		6,291,948
South Korea — 1.3%
Samsung Electronics Co. Ltd.	46,293	22,020,943
		22,020,943
Total Preferred Stocks (Cost $120,158,659)		150,578,825

	Principal Amount
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $41,802,000, due 4/1/2010(4)	$41,802,000	41,802,000
Total Repurchase Agreements (Cost $41,802,000)		41,802,000
Total Investments — 100.5% (Cost $1,426,446,649)		1,737,691,254
Other Liabilities, Net — (0.5)%		(8,187,834)
Total Net Assets — 100.0%		$1,729,503,420
(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Comp. Lorenz S.A.	4,700,000	$179,645	$—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.38%	3/15/2012	$42,642,438

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$366,644,922	$1,178,665,507	*	$—	$1,545,310,429
Preferred Stocks	128,557,882	22,020,943	*	—	150,578,825
Repurchase Agreements	—	41,802,000		—	41,802,000

Total	$495,202,804	$1,242,488,450		$—	$1,737,691,254

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2009	$522,000
Change in unrealized appreciation/depreciation	1,826,600
Net realized gain/loss	(1,849,777)
Net purchases/sales	(498,823)
Net transfers in and/or out of Level 3	—

Balance as of 3/31/2010	$—

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2010 (unaudited)	Principal Amount	Value
Asset Backed Securities — 6.7%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	$998,908	$782,504
Amresco Residential Securities Mortgage Loan Trust 1997-1 MIF 7.42% due 3/25/2027	5,774	5,756
Bank of America Auto Trust 2010-1A A4 2.18% due 2/15/2017(2)	1,000,000	1,000,634
BMW Vehicle Lease Trust 2009-1 A4 3.66% due 8/15/2013	300,000	309,948
Capital One Multi-Asset Execution Trust 2005-A7 A7 4.70% due 6/15/2015	500,000	532,689
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	138,353	131,056
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	340,143	315,023
CNH Equipment Trust 2009-C A4 3.00% due 8/17/2015	1,700,000	1,721,449
GE Capital Credit Card Master Note Trust 2009-3 A 2.54% due 9/15/2014	1,700,000	1,722,503
Hertz Vehicle Financing LLC 2009-2A A1 4.26% due 3/25/2014(2)	1,400,000	1,441,053
Hyundai Auto Receivables Trust 2009-A A4 3.15% due 3/15/2016	400,000	412,727
PSE&G Transition Funding LLC 2001-1 A6 6.61% due 6/15/2015	745,000	828,249
Residential Asset Mortgage Products, Inc. 2003-RZ4 A5 4.66% due 2/25/2032	38,270	37,743
World Omni Auto Receivables Trust 2010-A A4 2.21% due 5/15/2015	1,400,000	1,401,861
Total Asset Backed Securities (Cost $10,720,581)		10,643,195
Collateralized Mortgage Obligations — 13.4%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	1,234,414	1,175,394
Banc of America Mortgage Securities, Inc. 2003-2 1A4 4.875% due 4/25/2033	1,387,771	1,390,480
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	533,053	537,151
Citicorp Mortgage Securities, Inc. 2007-8 1A3 6.00% due 9/25/2037	708,733	632,323
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	467,634	411,046

March 31, 2010 (unaudited)	Principal Amount	Value
2006-19CB A15 6.00% due 8/25/2036	$603,537	$482,836
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	371,761	332,920
FHLMC 2663 VQ 5.00% due 6/15/2022	400,000	418,408
1534 Z
5.00% due 6/15/2023	325,845	325,822
3227 PR 5.50% due 9/15/2035(3)	2,300,000	2,446,666
FNMA 2006-45 AC 5.50% due 6/25/2036	237,881	247,418
2002-52 PB 6.00% due 2/25/2032	765,703	797,217
GNMA 1997-19 PG 6.50% due 12/20/2027(3)	970,750	1,010,675
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	690,700	700,844
2003-7 4A33 5.25% due 9/25/2033	2,082,941	2,091,077
2003-10 3A7 5.50% due 11/25/2033	819,633	777,327
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	447,038	430,135
Residential Funding Mortgage Securities I 2005-S1 2A1 4.75% due 2/25/2020	1,264,343	1,254,159
Residential Funding Mortgage Securities Trust 2006-S3 A7 5.50% due 3/25/2036	837,492	727,457
Wells Fargo Mortgage Backed Securities Trust 2003-11 1A3 4.75% due 10/25/2018	337,255	338,412
2005-2 2A1 4.75% due 4/25/2020(3)	1,438,431	1,445,174
2004-2 A1 5.00% due 1/25/2019	750,867	765,650
2006-1 A3 5.00% due 3/25/2021	580,534	561,775
2003-2 A7 5.25% due 2/25/2018(3)	1,350,000	1,260,265
2007-13 A7 6.00% due 9/25/2037	781,538	659,765
Total Collateralized Mortgage Obligations (Cost $21,706,189)		21,220,396
Senior Secured Loans — 0.3%
Food — 0.1%
Dole Food Co., Inc.
Term Loan B 5.00% due 3/2/2017(1)	70,588	71,272
Term Loan C 5.00% due 3/2/2017(1)	175,324	177,023
		248,295

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Healthcare — 0.2%
IMS Health, Inc. Term Loan B 5.25% due 2/26/2016(1)	$250,000	$251,627
		251,627
Total Senior Secured Loans (Cost $490,986)		499,922
Commercial Mortgage-Backed Securities — 16.1%
American Tower Trust 2007-1A AFX 5.42% due 4/15/2037(2)	1,240,000	1,311,300
Banc of America Commercial Mortgage, Inc. 2003-1 A2 4.648% due 9/11/2036	650,000	676,826
2006-2 A4 5.739% due 5/10/2045(1)	927,000	960,535
Bear Stearns Commercial Mortgage Securities 2003-T10 A2 4.74% due 3/13/2040	1,500,000	1,565,143
1999-C1 B 6.20% due 2/14/2031	410,341	428,835
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(2)	1,019,000	1,088,492
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2020(2)	1,100,000	1,150,644
CS First Boston Mortgage Securities Corp. 2004-C5 A2 4.183% due 11/15/2037	491,224	490,786
2001-CP4 A4 6.18% due 12/15/2035	1,464,354	1,519,842
2001-CK1 A3 6.38% due 12/18/2035	1,073,590	1,094,905
GE Capital Commercial Mortgage Corp. 2003-C2 A2 4.17% due 7/10/2037	234,523	235,435
2003-C2 A4 5.145% due 7/10/2037	715,000	755,239
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)	572,000	492,926
Greenwich Capital Commercial Funding Corp. 2003-C2 A4 4.915% due 1/5/2036	1,100,000	1,161,180
2004-GG1 A7 5.317% due 6/10/2036	1,052,000	1,106,112
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4 4.936% due 8/15/2042(1)	1,000,000	1,012,654
2005-LDP5 A4 5.18% due 12/15/2044(1)	720,000	745,346
2001-C1 A3 5.857% due 10/12/2035	1,000,000	1,045,954
2001-CIBC A3 6.26% due 3/15/2033	898,440	919,131
LB UBS Commercial Mortgage Trust 2002-C7 A4 4.96% due 12/15/2031	1,500,000	1,580,617
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(1)	1,110,000	1,140,810

March 31, 2010 (unaudited)	Principal Amount	Value
Morgan Stanley Capital I 2003-T11 A3 4.85% due 6/13/2041	$238,230	$242,610
2005-HQ7 AAB 5.185% due 11/14/2042(1)	1,500,000	1,575,624
Salomon Brothers Mortgage Securities VII, Inc. 1999-C1 G 6.843% due 5/18/2032(1)(2)	839,000	880,538
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4 4.748% due 2/15/2041	561,000	582,533
2005-C18 A4 4.935% due 4/15/2042	705,000	728,284
2005-C21 APB 5.174% due 10/15/2044 (1)	1,100,000	1,148,209
Total Commercial Mortgage-Backed Securities (Cost $24,800,412)		25,640,510
Corporate Bonds — 36.1%
Aerospace & Defense — 0.4%
L-3 Communications Corp. Sr. Nt. 5.20% due 10/15/2019(2)	125,000	125,623
6.125% due 1/15/2014	250,000	254,375
TRW, Inc. 7.75% due 6/1/2029	150,000	177,840
		557,838
Automotive — 0.1%
DaimlerChrysler NA Holdings 6.50% due 11/15/2013	80,000	88,691
		88,691
Banking — 5.1%
American Express Bank FSB 6.00% due 9/13/2017	250,000	268,313
Bank of America Corp. Sr. Nt. 7.375% due 5/15/2014	500,000	562,270
Barclays Bank PLC Sr. Nt. 5.125% due 1/8/2020	400,000	394,427
Citigroup, Inc. Sr. Nt. 6.125% due 11/21/2017 -5/15/2018	850,000	870,929
City National Corp. 5.125% due 2/15/2013	300,000	308,116
Credit Suisse First Boston USA, Inc. 6.50% due 1/15/2012	200,000	217,453
Credit Suisse/New York NY Sr. Nt. 3.50% due 3/23/2015	250,000	249,031
5.30% due 8/13/2019	300,000	307,634
Deutsche Bank AG London 6.00% due 9/1/2017	300,000	328,934
Goldman Sachs Group, Inc. 5.125% due 1/15/2015	400,000	421,929
5.625% due 1/15/2017	80,000	81,976
HSBC USA, Inc. 4.625% due 4/1/2014	200,000	208,677
JPMorgan Chase & Co. 5.75% due 1/2/2013	200,000	217,054
JPMorgan Chase Bank N.A. 6.00% due 10/1/2017	650,000	693,005
Lloyds TSB Bank PLC 5.80% due 1/13/2020(2)	350,000	341,491

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Merrill Lynch & Co. 6.05% due 8/15/2012	$250,000	$267,001
Morgan Stanley 5.95% due 12/28/2017	550,000	565,053
PNC Bank N.A. 6.875% due 4/1/2018	200,000	221,803
Santander U.S. Debt S.A. Unipersonal 3.724% due 1/20/2015(2)	400,000	398,490
Sovereign Bank, Inc. 5.125% due 3/15/2013	150,000	153,756
The Bear Stearns Cos. LLC Sub. Nt. 5.55% due 1/22/2017	200,000	207,769
USB Realty Corp. 6.091% due 12/22/2049(2)(4)	250,000	202,813
Wachovia Corp. 5.25% due 8/1/2014	300,000	315,116
Wells Fargo Bank NA 5.75% due 5/16/2016	300,000	323,756
		8,126,796
Brokerage — 0.7%
BlackRock, Inc. Sr. Nt. 3.50% due 12/10/2014	400,000	404,914
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/2049(4)(5)	200,000	500
Nomura Holdings, Inc. Sr. Nt. 5.00% due 3/4/2015	400,000	408,886
The Charles Schwab Corp. Sr. Nt. 4.95% due 6/1/2014	300,000	319,868
		1,134,168
Building Materials — 0.5%
CRH America, Inc. 6.00% due 9/30/2016	350,000	376,066
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	400,000	418,241
		794,307
Chemicals — 1.0%
Airgas, Inc. Sr. Nt. 2.85% due 10/1/2013	250,000	249,446
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	250,000	252,059
Incitec Pivot Finance LLC 6.00% due 12/10/2019(2)	300,000	303,194
Lubrizol Corp. Sr. Nt. 8.875% due 2/1/2019	200,000	252,252
The Dow Chemical Co. Sr. Nt. 5.70% due 5/15/2018	500,000	518,681
		1,575,632
Construction Machinery — 0.2%
Joy Global, Inc. 6.00% due 11/15/2016	300,000	316,216
		316,216
Consumer Products — 0.4%
Clorox Co. Sr. Nt. 5.95% due 10/15/2017	350,000	383,097

March 31, 2010 (unaudited)	Principal Amount	Value
Whirlpool Corp. Nt. 8.00% due 5/1/2012	$200,000	$219,812
		602,909
Diversified Manufacturing — 0.2%
Roper Industries, Inc. Sr. Nt. 6.625% due 8/15/2013	100,000	111,450
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(2)	200,000	212,756
		324,206
Electric — 1.3%
Alabama Power Co. 5.65% due 3/15/2035	300,000	285,860
Florida Power & Light Co. 4.95% due 6/1/2035	200,000	178,919
Nevada Power Co. 6.65% due 4/1/2036	250,000	265,537
Pacific Gas & Electric Co. 6.05% due 3/1/2034	100,000	102,982
PacifiCorp 5.25% due 6/15/2035	100,000	93,418
Potomac Edison Co. 5.35% due 11/15/2014	300,000	314,817
PPL Electric Utilities Corp. 6.25% due 5/15/2039	500,000	533,835
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	200,000	277,903
		2,053,271
Energy — 2.8%
Anadarko Petroleum Corp. 6.45% due 9/15/2036	250,000	254,785
Canadian Natural Resources Ltd. 6.25% due 3/15/2038	150,000	155,107
Cenovus Energy, Inc. Sr. Nt. 5.70% due 10/15/2019(2)	400,000	420,605
Chesapeake Energy Corp. 7.00% due 8/15/2014	500,000	506,875
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(2)	742,500	762,919
Husky Energy, Inc. Sr. Nt. 5.90% due 6/15/2014	250,000	272,070
Motiva Enterprises LLC Nt. 5.75% due 1/15/2020(2)	500,000	523,400
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	300,000	312,829
Tosco Corp. 8.125% due 2/15/2030	125,000	157,269
Transocean, Inc. Sr. Nt. 6.00% due 3/15/2018	200,000	217,710
Valero Energy Corp. Sr. Nt. 9.375% due 3/15/2019	150,000	178,580
Weatherford International Ltd. 5.15% due 3/15/2013	200,000	212,515
Western Oil Sands, Inc. 8.375% due 5/1/2012	350,000	393,210
		4,367,874

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Entertainment — 0.4%
Time Warner, Inc. 7.57% due 2/1/2024	$350,000	$403,479
Viacom, Inc. 6.875% due 4/30/2036	200,000	212,037
		615,516
Food And Beverage — 1.0%
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 1/15/2015	500,000	514,450
Bacardi Ltd. Sr. Nt. 7.45% due 4/1/2014(2)	200,000	228,673
Diageo Capital PLC 5.50% due 9/30/2016	125,000	135,719
Kraft Foods, Inc. Sr. Nt. 6.125% due 2/1/2018	300,000	328,317
6.50% due 2/9/2040	125,000	129,535
Mead Johnson Nutrition Co. 4.90% due 11/1/2019(2)	300,000	297,730
		1,634,424
Government Related — 1.2%
Korea Electric Power Corp. Sr. Nt. 5.50% due 7/21/2014(2)	500,000	534,155
Pemex Project Funding Master Trust 5.75% due 3/1/2018	175,000	180,100
Petrobras International Finance Co. 5.875% due 3/1/2018	400,000	417,740
RAS Laffan Liquefied Natural Gas Co. Ltd. Sr. Sec. Nt. 6.75% due 9/30/2019(2)	700,000	782,468
		1,914,463
Health Insurance — 0.1%
UnitedHealth Group, Inc. 6.50% due 6/15/2037	125,000	127,072
		127,072
Healthcare — 1.3%
Beckman Coulter, Inc. Sr. Nt. 7.00% due 6/1/2019	250,000	280,870
Becton Dickinson and Co. Sr. Nt. 5.00% due 5/15/2019	500,000	520,386
Express Scripts, Inc. Sr. Nt. 6.25% due 6/15/2014	300,000	332,380
Fisher Scientific International, Inc. 6.125% due 7/1/2015	200,000	207,750
Life Technologies Corp. Sr. Nt. 4.40% due 3/1/2015	250,000	251,739
McKesson Corp. Sr. Nt. 7.50% due 2/15/2019	200,000	237,148
Zimmer Holdings, Inc. Sr. Nt. 4.625% due 11/30/2019	300,000	298,250
		2,128,523
Industrial - Other — 0.3%
Princeton University Sr. Nt. 5.70% due 3/1/2039	400,000	415,640
		415,640

March 31, 2010 (unaudited)	Principal Amount	Value
Insurance - Life — 1.9%
AXA SA 6.463% due 12/31/2049(2)(4)	$200,000	$174,000
MetLife, Inc. 6.40% due 12/15/2036 Sr. Nt. Series A	125,000	111,875
6.817% due 8/15/2018	500,000	554,648
New York Life Insurance Co. Sub. Nt. 6.75% due 11/15/2039(2)	300,000	328,670
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	500,000	573,394
Symetra Financial Corp. 6.125% due 4/1/2016(2)(6)	300,000	297,833
Teachers Insurance & Annuity Association of America Nt. 6.85% due 12/16/2039(2)	300,000	325,420
The Hartford Financial Services Group, Inc. Sr. Nt. 5.50% due 3/30/2020	300,000	295,472
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015(2)	300,000	318,553
		2,979,865
Insurance P&C — 1.6%
Ace INA Holdings, Inc. 5.80% due 3/15/2018	200,000	217,373
Allied World Assurance Co. Hldgs. Ltd. 7.50% due 8/1/2016	335,000	362,676
Allstate Life Global Funding Trust Nt. 5.375% due 4/30/2013	300,000	326,805
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040	500,000	494,613
CNA Financial Corp. Sr. Nt. 6.00% due 8/15/2011	300,000	313,003
Liberty Mutual Group, Inc. 7.50% due 8/15/2036(2)	100,000	96,435
The Northwestern Mutual Life Insurance Co. Nt. 6.063% due 3/30/2040(2)	400,000	401,427
The Travelers Cos., Inc. Sr. Nt. 5.75% due 12/15/2017	300,000	325,722
		2,538,054
Media Cable — 1.7%
Comcast Corp. 6.45% due 3/15/2037 6.50% due 1/15/2017	350,000 500,000	356,428 555,855
DirecTV Holdings LLC 4.75% due 10/1/2014(2)	450,000	470,121
Time Warner Cable, Inc.
5.40% due 7/2/2012	400,000	429,401
5.85% due 5/1/2017	850,000	910,138
		2,721,943
Media Noncable — 0.3%
Discovery Communications LLC 5.625% due 8/15/2019	300,000	313,173
News America Holdings, Inc. 8.00% due 10/17/2016	150,000	175,945
		489,118

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Metals And Mining — 2.6%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	$500,000	$581,761
ArcelorMittal Sr. Nt. 6.125% due 6/1/2018	500,000	524,853
Cliffs Natural Resources, Inc. Sr. Nt. 5.90% due 3/15/2020	750,000	768,100
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.375% due 4/1/2017	300,000	333,750
Noranda, Inc. 6.00% due 10/15/2015	200,000	215,745
Peabody Energy Corp. Series B 6.875% due 3/15/2013	500,000	505,625
Steel Dynamics, Inc. 6.75% due 4/1/2015	500,000	503,750
Teck Resources Ltd. Sr. Nt. 5.375% due 10/1/2015	500,000	510,625
Vale Overseas Ltd. 6.25% due 1/23/2017	100,000	108,419
		4,052,628
Non Captive Consumer — 0.2%
Household Finance Corp. 6.375% due 11/27/2012	300,000	328,560
		328,560
Non Captive Diversified — 1.0%
GATX Corp. Sr. Nt. 4.75% due 10/1/2012 -5/15/2015	450,000	456,894
General Electric Capital Corp.
Sr. Nt.
5.625% due 5/1/2018	450,000	470,255
6.75% due 3/15/2032	200,000	211,596
International Lease Finance Corp. Sr. Nt. 4.875% due 9/1/2010	500,000	499,996
		1,638,741
Paper — 0.2%
Rock-Tenn Co. Sr. Sec. Nt. 8.20% due 8/15/2011	350,000	366,625
		366,625
Pharmaceuticals — 1.1%
Abbott Laboratories Sr. Nt. 5.125% due 4/1/2019	400,000	421,331
Amgen, Inc. 5.85% due 6/1/2017	100,000	110,899
Astrazeneca PLC 6.45% due 9/15/2037	150,000	166,921
Eli Lilly & Co. Sr. Nt. 4.20% due 3/6/2014	500,000	530,086
Pfizer, Inc. Sr. Nt. 6.20% due 3/15/2019	300,000	338,844
Wyeth 5.95% due 4/1/2037	125,000	130,872
		1,698,953

March 31, 2010 (unaudited)	Principal Amount	Value
Pipelines — 1.2%
Boardwalk Pipelines LLC 5.75% due 9/15/2019	$400,000	$413,222
Energy Transfer Partners LP Sr. Nt. 6.70% due 7/1/2018	225,000	245,779
8.50% due 4/15/2014	250,000	290,833
Enterprise Products Operating LLP
4.60% due 8/1/2012	120,000	126,580
8.375% due 8/1/2066(1)	100,000	101,500
Magellan Midstream Partners LP 6.55% due 7/15/2019	400,000	443,023
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020(2)	350,000	350,713
		1,971,650
Railroads — 0.1%
Canadian National Railway Co. Sr. Nt. 5.85% due 11/15/2017	200,000	218,798
		218,798
REITs — 1.5%
Equity One, Inc. 6.25% due 12/15/2014	300,000	307,511
ERP Operating LP 5.375% due 8/1/2016	200,000	206,935
Highwoods Realty Ltd. 5.85% due 3/15/2017	150,000	143,374
Liberty Property LP 7.25% due 3/15/2011	200,000	209,144
PPF Funding, Inc. 5.35% due 4/15/2012(2)(6)	200,000	203,809
ProLogis Sr. Sec. Nt. 6.875% due 3/15/2020	500,000	493,868
Regency Centers LP 6.75% due 1/15/2012	400,000	421,463
Westfield Group 5.40% due 10/1/2012(2)	350,000	371,066
		2,357,170
Retailers — 1.1%
CVS Caremark Corp. 5.75% due 6/1/2017	225,000	242,638
Kohl’s Corp. Sr. Nt. 6.25% due 12/15/2017	350,000	389,376
Macy’s Retail Holdings, Inc. 6.625% due 4/1/2011	350,000	364,875
Nordstrom, Inc. Sr. Nt. 6.25% due 1/15/2018	500,000	550,106
Target Corp. Sr. Nt. 7.00% due 1/15/2038	150,000	173,389
		1,720,384
Supermarkets — 0.2%
New Albertsons, Inc. Sr. Nt. 7.50% due 2/15/2011	350,000	362,250
		362,250
Technology — 1.4%
Agilent Technologies, Inc. Sr. Nt. 5.50% due 9/14/2015	500,000	535,981
Cisco Systems, Inc. 5.50% due 2/22/2016	125,000	139,289

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Computer Sciences Corp. Sr. Nt. Series WI 6.50% due 3/15/2018	$200,000	$221,423
Corning, Inc. Sr. Nt. 6.625% due 5/15/2019	500,000	554,584
International Business Machines Corp. 5.70% due 9/14/2017	100,000	110,818
Kla-Tencor Corp. Sr. Nt. 6.90% due 5/1/2018	300,000	325,432
National Semiconductor Corp. 6.60% due 6/15/2017	250,000	271,433
		2,158,960
Tobacco — 0.1%
Philip Morris International, Inc. Sr. Nt. 6.875% due 3/17/2014	200,000	229,023
		229,023
Wireless — 1.3%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(2)	500,000	495,030
American Tower Corp. Sr. Nt. 4.625% due 4/1/2015	500,000	514,207
New Cingular Wireless Services, Inc. 8.125% due 5/1/2012	300,000	338,540
Verizon Wireless Capital LLC Sr. Nt. 5.55% due 2/1/2014	300,000	327,853
Vodafone Group PLC
Sr. Nt.
5.45% due 6/10/2019	300,000	311,315
6.15% due 2/27/2037	100,000	102,428
		2,089,373
Wirelines — 1.6%
AT&T, Inc. 6.30% due 1/15/2038	400,000	405,913
Deutsche Telekom International Finance BV 8.75% due 6/15/2030(1)	250,000	320,178
France Telecom S.A. 8.50% due 3/1/2031(1)	115,000	152,541
Qwest Communications International, Inc. 7.125% due 4/1/2018(2)	500,000	516,250
Qwest Corp. Sr. Nt. 7.875% due 9/1/2011	400,000	424,000
Telecom Italia Capital 5.25% due 10/1/2015	150,000	153,584
Verizon Communications, Inc.
5.55% due 2/15/2016	225,000	245,989
6.40% due 2/15/2038	350,000	363,136
		2,581,591
Total Corporate Bonds (Cost $54,293,332)		57,281,232
Hybrid ARMS — 0.8%
FNMA
5.764% due 12/1/2036(1)(3)	586,303	615,187
6.251% due 8/1/2046(1)	636,701	664,505
Total Hybrid ARMS (Cost $1,231,948)		1,279,692

March 31, 2010 (unaudited)	Principal Amount	Value
Mortgage Pass-Through Securities — 19.4%
FHLMC
5.50% due 9/1/2034 -12/1/2035	$1,866,594	$1,976,767
6.00% due 12/1/2040(7)	6,550,000	7,027,508
7.00% due 9/1/2038	402,706	446,955
FNMA
4.50% due 6/1/2038 -4/1/2039	4,265,808	4,283,204
5.00% due 12/1/2034 -12/1/2039	8,459,811	8,738,798
5.50% due 4/1/2022(3)	256,894	275,110
5.50% due 7/1/2037 -3/1/2038	2,879,311	3,038,005
5.50% due 12/1/2040(7)	3,075,000	3,240,761
6.00% due 8/1/2021	340,220	370,261
6.50% due 1/1/2013 -7/1/2014	128,595	135,944
6.50% due 12/1/2040(7)	550,000	596,062
7.00% due 6/1/2012 -6/1/2032	213,376	237,818
7.50% due 12/1/2029 -2/1/2031	169,491	191,697
8.00% due 6/1/2030 -9/1/2030	68,376	79,252
GNMA 6.00% due 12/15/2033	138,175	149,541
Total Mortgage Pass-Through Securities (Cost $30,280,056)		30,787,683
Municipal Bonds — 2.2%
Arizona Water Infrastructure Finance Authority Revenue Water Quality-Series A 5.00% due 10/1/2027	300,000	326,358
California State General Obligation 5.25% due 4/1/2014	200,000	206,596
Chicago Illinois Metropolitan Water Reclamation District Greater Chicago General Obligation Build America Bonds-Taxable Direct Payment 5.72% due 12/1/2038	400,000	409,268
Illinois State Toll Highway Authority Toll Highway Revenue Build America Bonds-Series A 6.184% due 1/1/2034	400,000	408,208
Massachusetts Bay Transportation Authority Revenue Series A 5.25% due 7/1/2034	600,000	639,144
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University-Series A 5.50% due 11/15/2036	340,000	377,604
New York City Municipal Water Finance Authority Water & Sewer Revenue Build America Bonds-Series EE 6.011% due 6/15/2042	400,000	403,612
Oregon School Board Association 4.759% due 6/30/2028	200,000	172,168
San Diego County California Water Authority Financing Agency Water Revenue Build America Bonds-Series B 6.138% due 5/1/2049	500,000	512,900
Total Municipal Bonds (Cost $3,364,121)		3,455,858
U.S. Treasury — 3.5%
U.S. Treasury Bonds 4.375% due 11/15/2039	2,760,000	2,609,925

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
U.S. Treasury Notes 3.625% due 2/15/2020	$3,075,000	$3,022,630
Total U.S. Treasury (Cost $5,652,730)		5,632,555
Short-Term Investments — 2.1%
BNP Paribas Finance, Inc. 0.15% due 4/13/2010	1,500,000	1,499,925
Societe Generale N.A. 0.175% due 4/13/2010	1,800,000	1,799,895
Total Short-Term Investments (Cost $3,299,820)		3,299,820
Repurchase Agreements — 5.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $7,966,000, due 4/1/2010(8)	7,966,000	7,966,000
Total Repurchase Agreements (Cost $7,966,000)		7,966,000
Total Investments — 105.6% (Cost $163,806,175)		167,706,863
Other Liabilities, Net — (5.6)%		(8,961,698)
Total Net Assets — 100.0%		$158,745,165
(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2010.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2010, the aggregate market value of these securities amounted to $16,356,305, representing 10.3% of net assets of which $15,854,663 have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover TBAs.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/2049	$200,000	$200,312	$500

(6)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
PPF Funding, Inc.	$200,000	$199,964	$203,809	4/4/2007	0.13%
Symetra Financial Corp.	300,000	298,671	297,833	3/23/2006	0.19%

(7)	TBA - To be announced.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	4.375%	9/17/2010	$8,128,283

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$10,643,195	$—	$10,643,195
Collateralized Mortgage Obligations	—	21,220,396	—	21,220,396
Senior Secured Loans	—	499,922	—	499,922
Commercial Mortgage-Backed Securities	—	25,640,510	—	25,640,510
Corporate Bonds	—	57,281,232	—	57,281,232
Hybrid ARMS	—	1,279,692	—	1,279,692
Mortgage Pass-Through Securities	—	30,787,683	—	30,787,683
Municipal Bonds	—	3,455,858	—	3,455,858
U.S. Treasury	—	5,632,555	—	5,632,555
Short-Term Investments	—	3,299,820	—	3,299,820
Repurchase Agreements	—	7,966,000	—	7,966,000

Total	$—	$167,706,863	$—	$167,706,863

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2010 (unaudited)	Principal Amount	Value
Asset Backed Securities — 14.3%
American Express Credit Account Master Trust 2009-2 A 1.483% due 3/15/2017(1)	$750,000	$778,885
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	227,177	177,961
Bank of America Auto Trust 2010-1A A4 2.18% due 2/15/2017(2)	1,550,000	1,550,984
2009-2A A4 3.03% due 10/15/2016(2)	2,260,000	2,325,616
BMW Vehicle Lease Trust 2009-1 A4 3.66% due 8/15/2013	1,000,000	1,033,160
Capital One Multi-Asset Execution Trust 2005-A7 A7 4.70% due 6/15/2015	550,000	585,958
CenterPoint Energy Transition Bond Co. LLC 2008-AA1 4.192% due 2/1/2020	835,300	890,077
2001-1 A4 5.63% due 9/15/2015	488,297	530,178
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	347,859	329,512
Chase Issuance Trust 2007-A16 A16 0.557% due 6/16/2014(1)	4,000,000	4,001,517
Chrysler Financial Lease Trust 2010-A A2 1.78% due 6/15/2011(2)	3,200,000	3,198,683
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	254,925	236,098
CNH Equipment Trust 2009-C A4 3.00% due 8/17/2015(3)	2,000,000	2,025,235
2007-C A4A 5.42% due 3/17/2014	575,000	598,488
Discover Card Master Trust 2010-A1 A1 0.88% due 9/15/2015(1)	4,000,000	4,007,375
GE Capital Credit Card Master Note Trust 2009-3 A 2.54% due 9/15/2014	2,250,000	2,279,783
GE Equipment Midticket LLC 2009-1 A3 2.34% due 6/17/2013	2,250,000	2,282,401
Hertz Vehicle Financing LLC 2009-2A A1 4.26% due 3/25/2014(2)	1,700,000	1,749,850
Honda Auto Receivables Owner Trust 2009-3 A3 2.31% due 5/15/2013	3,000,000	3,055,902
Hyundai Auto Receivables Trust 2009-A A4 3.15% due 3/15/2016	1,700,000	1,754,089
John Deere Owner Trust 2009-B A4 2.33% due 5/16/2016(3)	2,000,000	2,018,739
Mercedes-Benz Auto Receivables Trust 2009-1 A3 1.67% due 1/15/2014	2,000,000	2,019,168

March 31, 2010 (unaudited)	Principal Amount	Value
Nissan Auto Lease Trust 2009-B A3 2.07% due 1/15/2015	$700,000	$709,637
PG&E Energy Recovery Funding LLC 2005-1 A5 4.47% due 12/25/2014	580,000	619,513
Residential Asset Mortgage Products, Inc. 2003-RZ4 A5 4.66% due 2/25/2032	65,058	64,163
2002-RS4 AI5 6.163% due 8/25/2032(1)	25,408	10,737
USAA Auto Owner Trust 2010-1 A4 2.14% due 9/15/2015	1,500,000	1,499,767
World Omni Auto Receivables Trust 2010-A A4 2.21% due 5/15/2015	2,200,000	2,202,924
World Omni Automobile Lease Securitization Trust 2009-A A3 1.65% due 2/15/2013	1,900,000	1,914,016
Total Asset Backed Securities (Cost $44,007,963)		44,450,416
Collateralized Mortgage Obligations — 11.0%
Banc of America Mortgage Securities, Inc. 2003-2 1A4 4.875% due 4/25/2033(3)	2,232,932	2,237,291
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	1,681,965	1,694,895
Chase Mortgage Finance Corp. 2003-S14 3A1 5.50% due 1/25/2034	2,801,976	2,816,665
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	685,882	602,884
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018	2,814,524	2,884,008
FHLMC 1534 Z 5.00% due 6/15/2023	136,196	136,186
20 H 5.50% due 10/25/2023	67,507	71,025
FNMA 2003-24 PU 3.50% due 11/25/2015	33,442	33,640
2003-63 GU 4.00% due 7/25/2033	16,183	16,698
2005-39 CL 5.00% due 12/25/2021	129,669	133,396
2006-45 AC 5.50% due 6/25/2036	76,357	79,418
2002-52 PB 6.00% due 2/25/2032	242,473	252,452
GMAC Mortgage Corp. Loan Trust 2004-J6 2A1 5.25% due 2/25/2035	1,766,892	1,784,864
GNMA 2002-93 NV 4.75% due 2/20/2032	10,929	11,068
Mastr Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	931,281	944,959

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019	$3,498,215	$3,514,613
RAAC Series 2005-SP1 2A10 5.25% due 9/25/2034	408,498	408,581
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	74,148	71,344
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033	3,024,350	3,006,655
Residential Funding Mortgage Securities I 2004-S9 2A1 4.75% due 12/25/2019	2,031,859	1,993,580
2005-S1 2A1 4.75% due 2/25/2020	1,594,699	1,581,855
Wells Fargo Mortgage Backed Securities Trust 2003-8 A1 4.50% due 8/25/2018	1,103,803	1,117,256
2005-1 1A1 4.75% due 1/25/2020	2,849,698	2,891,553
2004-2 A1 5.00% due 1/25/2019	2,737,661	2,791,559
2003-17 1A4 5.50% due 1/25/2034	3,059,143	3,084,752
Total Collateralized Mortgage Obligations (Cost $34,234,238)		34,161,197
Senior Secured Loans — 0.5%
Food — 0.2%
Dole Food Co., Inc. Term Loan B 5.00% due 3/2/2017(1)	211,765	213,817
Term Loan C 5.00% due 3/2/2017(1)	525,970	531,067
		744,884
Healthcare — 0.3%
IMS Health, Inc. Term Loan B 5.25% due 2/26/2016(1)	750,000	754,882
		754,882
Total Senior Secured Loans (Cost $1,472,958)		1,499,766
Commercial Mortgage-Backed Securities — 23.6%
American Tower Trust 2007-1A AFX 5.42% due 4/15/2037(2)	2,052,000	2,169,990
Asset Securitization Corp. 1996-D3 A4 8.172% due 10/13/2026(1)	2,000,000	2,156,104
Banc of America Commercial Mortgage, Inc. 2003-2 A3 4.873% due 3/11/2041	1,750,000	1,832,198
2001-PB1 A2 5.787% due 5/11/2035	1,806,490	1,875,471
Bear Stearns Commercial Mortgage Securities 2003-T10 A2 4.74% due 3/13/2040	2,000,000	2,086,858
2003-PWR2 A4

March 31, 2010 (unaudited)	Principal Amount	Value
5.186% due 5/11/2039	$2,095,000	$2,193,882
1999-C1 B 6.20% due 2/14/2031	1,297,858	1,356,352
CDC Commercial Mortgage Trust 2002-FX1 B 5.856% due 5/15/2035	2,000,000	2,108,715
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(2)	1,316,000	1,405,746
Commercial Mortgage Asset Trust 1999-C1 A3 6.64% due 1/17/2032	63,967	64,052
Commercial Mortgage Pass-Through Certificates 2003-LB1A A1 3.251% due 6/10/2038	666,044	675,176
2004-LB2A A3 4.221% due 3/10/2039	1,664,523	1,682,401
Crown Castle Towers LLC Sr. Sec. Nt. 4.523% due 1/15/2015(2)	1,950,000	1,976,358
CS First Boston Mortgage Securities Corp. 2003-C3 A5 3.936% due 5/15/2038	2,000,000	2,037,239
2002-CP5 A1 4.106% due 12/15/2035	948,631	972,400
2004-C5 A2 4.183% due 11/15/2037	155,123	154,985
2004-C2 A2 5.416% due 5/15/2036	1,208,000	1,266,467
2001-CP4 A4 6.18% due 12/15/2035	1,341,837	1,392,682
2001-CK1 A3 6.38% due 12/18/2035	770,023	785,311
First Union National Bank Commercial Mortgage Trust 2001-C4 A2 6.223% due 12/12/2033	2,700,000	2,835,732
First Union-Lehman Brothers-Bank of America 1998-C2 E 6.778% due 11/18/2035	2,616,000	2,802,153
GE Capital Commercial Mortgage Corp. 2003-C2 A2 4.17% due 7/10/2037	555,501	557,661
2004-C1 A3 4.596% due 11/10/2038	355,000	358,537
2003-C2 A4 5.145% due 7/10/2037	1,500,000	1,584,418
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2 5.669% due 5/10/2040(1)	1,385,000	1,476,483
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2 4.305% due 8/10/2042	199,768	202,973
2004-GG1 A7 5.317% due 6/10/2036	2,400,000	2,523,449
GS Mortgage Securities Corp. II 2004-GG2 A3 4.602% due 8/10/2038	217,775	220,306
Hilton Hotel Pool Trust 2000-HLTA A1 7.055% due 10/3/2015(2)	340,399	347,689
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2 4.914% due 7/12/2037	951,220	972,061
2001-C1 A3 5.857% due 10/12/2035	2,161,000	2,260,306

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
2001-CIBC A3
6.26% due 3/15/2033	$1,123,050	$1,148,914
LB Commercial Conduit Mortgage Trust 1998-C1 F 6.30% due 2/18/2030(2)	2,500,000	2,654,098
LB UBS Commercial Mortgage Trust
2003-C7 A4
4.931% due 9/15/2035	3,250,000	3,354,250
2002-C7 A4
4.96% due 12/15/2031	1,500,000	1,580,617
2002-C1 A4
6.462% due 3/15/2031	3,015,000	3,224,925
Morgan Stanley Capital I
2004-HQ3 A2
4.05% due 1/13/2041	1,520,289	1,523,433
2004-HQ3 A3
4.49% due 1/13/2041	1,600,000	1,626,551
2004-HQ3 A4
4.80% due 1/13/2041	1,685,000	1,732,744
2003-T11 A3
4.85% due 6/13/2041	1,473,183	1,500,269
2005-HQ7 AAB
5.355% due 11/14/2042(1)	1,253,000	1,316,171
Morgan Stanley Dean Witter Capital I 2002-IQ2 B 5.93% due 12/15/2035	735,000	778,333
Prudential Securities Secured Financing Corp. 1998-C1 D 7.05% due 1/15/2013(1)	168,957	170,399
Salomon Brothers Mortgage Securities VII, Inc.
2002-KEY2 A2
4.467% due 3/18/2036	1,223,060	1,260,820
1999-C1 G
6.953% due 5/18/2032(1)(2)	1,258,000	1,320,282
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	1,889,000	1,961,505
2005-C21 APB
5.348% due 10/15/2044(1)	1,000,000	1,043,827
2004-C11 A5
5.215% due 1/15/2041	3,000,000	3,078,742
Total Commercial Mortgage-Backed Securities (Cost $72,757,874)		73,610,035
Corporate Bonds — 40.4%
Aerospace & Defense — 0.4%
L-3 Communications Corp. Sr. Sub. Nt. 6.125% due 7/15/2013	1,250,000	1,268,750
		1,268,750
Automotive — 1.0%
Daimler Finance North America LLC
4.875% due 6/15/2010	500,000	503,624
5.875% due 3/15/2011	1,000,000	1,040,387
Ford Motor Credit Co. LLC Sr. Nt. 7.25% due 10/25/2011	1,500,000	1,550,836
		3,094,847
Banking — 5.1%
American Express Travel Related Services Co., Inc. Sr. Nt. 5.25% due 11/21/2011(2)	1,500,000	1,567,657

March 31, 2010 (unaudited)	Principal Amount	Value
Barclays Bank PLC Sr. Nt. 2.50% due 1/23/2013	$1,200,000	$1,201,432
Capital One Financial Corp. Sr. Nt. 5.70% due 9/15/2011	1,500,000	1,567,722
Citigroup, Inc. Sr. Nt. 5.10% due 9/29/2011	1,500,000	1,563,466
Countrywide Home Loans, Inc. Ser. L 4.00% due 3/22/2011	850,000	873,859
Credit Suisse/New York NY Sr. Nt. 3.45% due 7/2/2012	1,250,000	1,293,989
Deutsche Bank AG Sr. Nt. 2.375% due 1/11/2013	1,500,000	1,502,545
Merrill Lynch & Co., Inc. Sr. Nt. Ser. B 4.50% due 11/4/2010	1,000,000	1,019,562
Morgan Stanley Sr. Nt. 5.05% due 1/21/2011	1,250,000	1,290,429
Rabobank Nederland N.V. Nt. 2.65% due 8/17/2012(2)	750,000	765,135
Santander U.S. Debt S.A. Unipersonal 2.485% due 1/18/2013(2)	1,500,000	1,490,223
Sovereign Bancorp, Inc. Sr. Nt. 4.80% due 9/1/2010	350,000	355,166
The Goldman Sachs Group, Inc. Sr. Nt. 3.625% due 8/1/2012	1,000,000	1,035,594
4.50% due 6/15/2010	300,000	302,238
		15,829,017
Brokerage — 0.5%
BlackRock, Inc. Sr. Nt. 2.25% due 12/10/2012	1,500,000	1,512,576
		1,512,576
Building Materials — 1.1%
CRH America, Inc. 5.625% due 9/30/2011	950,000	995,655
Lafarge S.A. Sr. Nt. 6.15% due 7/15/2011	1,400,000	1,462,334
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	850,000	888,761
		3,346,750
Chemicals — 1.0%
Airgas, Inc. Sr. Nt. 2.85% due 10/1/2013	1,500,000	1,496,677
The Dow Chemical Co. Sr. Nt. 4.85% due 8/15/2012	1,500,000	1,586,277
		3,082,954
Consumer Products — 0.2%
Whirlpool Corp. Nt. 8.00% due 5/1/2012	500,000	549,530
		549,530

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Distributors — 0.4%
ONEOK, Inc. 7.125% due 4/15/2011	$1,040,000	$1,100,663
		1,100,663
Diversified Manufacturing — 0.1%
Textron Financial Corp. 5.125% due 11/1/2010	350,000	355,306
		355,306
Electric — 4.7%
AEP Texas North Co. Sr. Nt. Ser. B 5.50% due 3/1/2013	1,350,000	1,440,052
Allegheny Energy Supply Co. LLC Sr. Nt. 7.80% due 3/15/2011	700,000	737,511
EDP Finance BV Sr. Nt. 5.375% due 11/2/2012(2)	1,500,000	1,593,877
FirstEnergy Corp. Sr. Nt. Ser. B 6.45% due 11/15/2011	1,500,000	1,590,975
MidAmerican Energy Holdings Co. Sr. Nt. 3.15% due 7/15/2012	1,250,000	1,281,116
Mirant Mid Atlantic Pass Through Trust Ser. A 8.625% due 6/30/2012	1,867,701	1,926,066
National Rural Utilities Cooperative Finance Corp. Sr. Sec. Nt. 2.625% due 9/16/2012	1,050,000	1,071,277
NiSource Finance Corp. Sr. Nt. 7.875% due 11/15/2010	1,250,000	1,297,953
Oncor Electric Delivery Co. Sr. Sec. Nt. 6.375% due 5/1/2012	750,000	811,025
Orion Power Holdings, Inc. Sr. Nt. 12.00% due 5/1/2010	1,500,000	1,505,625
Pacific Gas & Electric Co. Sr. Nt. 4.20% due 3/1/2011	650,000	669,095
Virginia Electric and Power Co. Sr. Nt. 4.50% due 12/15/2010	726,000	744,862
		14,669,434
Energy — 1.5%
BP Capital Markets PLC 3.125% due 3/10/2012	650,000	673,341
Chesapeake Energy Corp. 7.00% due 8/15/2014	1,400,000	1,419,250
Chevron Corp. 3.45% due 3/3/2012	500,000	520,509
OPTI Canada, Inc. Sr. Sec. Nt. 9.00% due 12/15/2012(2)	1,500,000	1,545,000
XTO Energy, Inc. 5.00% due 8/1/2010	350,000	354,993
		4,513,093
Entertainment — 0.4%
Time Warner, Inc. 5.50% due 11/15/2011	1,250,000	1,326,585
		1,326,585
Environmental — 0.5%
Allied Waste North America, Inc.

March 31, 2010 (unaudited)	Principal Amount	Value
6.375% due 4/15/2011	$1,000,000	$1,043,494
Sr. Sec. Nt.
6.50% due 11/15/2010	350,000	361,676
		1,405,170
Food And Beverage — 2.4%
Anheuser-Busch Cos., Inc. 5.625% due 10/1/2010	375,000	383,903
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 3/26/2013(2)	500,000	500,965
3.00% due 10/15/2012	1,000,000	1,026,839
Diageo Finance BV 3.875% due 4/1/2011	600,000	616,648
Dr. Pepper Snapple Group, Inc. 1.70% due 12/21/2011	1,500,000	1,503,833
Kraft Foods, Inc. Sr. Nt. 2.625% due 5/8/2013	1,500,000	1,511,277
PepsiAmericas, Inc. 5.625% due 5/31/2011	450,000	473,040
SABMiller PLC 6.20% due 7/1/2011(2)	1,500,000	1,581,519
		7,598,024
Government Related — 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. Sr. Sec. Nt. 4.50% due 9/30/2012(2)	1,250,000	1,312,016
		1,312,016
Health Insurance — 0.1%
UnitedHealth Group, Inc. Sr. Nt. 5.125% due 11/15/2010	350,000	359,204
		359,204
Healthcare — 2.3%
AmerisourceBergen Corp. 5.625% due 9/15/2012	750,000	807,873
CareFusion Corp. Sr. Nt. 4.125% due 8/1/2012	1,085,000	1,131,648
Express Scripts, Inc. Sr. Nt. 5.25% due 6/15/2012	1,200,000	1,279,505
Fresenius Medical Care Capital Trust IV 7.875% due 6/15/2011	850,000	886,125
Life Technologies Corp. Sr. Nt. 3.375% due 3/1/2013	1,500,000	1,508,288
Thermo Fisher Scientific, Inc. Sr. Nt. 2.15% due 12/28/2012(2)	1,500,000	1,494,888
		7,108,327
Insurance - Life — 1.9%
Lincoln National Corp. Sr. Nt. 5.65% due 8/27/2012	1,535,000	1,629,442
Metropolitan Life Global Funding I
Nt.
2.875% due 9/17/2012(2)	1,200,000	1,219,798
Sr. Sec. Nt.
4.50% due 5/5/2010(2)	400,000	400,908
New York Life Global Funding 2.25% due 12/14/2012(2)	1,200,000	1,206,619
Prudential Financial, Inc. Sr. Nt. Ser. D 5.10% due 12/14/2011	1,500,000	1,574,861
		6,031,628

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Insurance P&C — 0.5%
CNA Financial Corp. Sr. Nt. 6.00% due 8/15/2011	$1,500,000	$1,565,015
		1,565,015
Media Cable — 1.0%
Comcast Corp. 5.45% due 11/15/2010	500,000	512,730
Cox Communications, Inc. Sr. Nt. 7.75% due 11/1/2010	1,000,000	1,037,487
Time Warner Cable, Inc. 5.40% due 7/2/2012	1,500,000	1,610,251
		3,160,468
Media Noncable — 0.3%
Rainbow National Services LLC 8.75% due 9/1/2012(2)	800,000	813,000
		813,000
Metals And Mining — 3.4%
AK Steel Corp. Sr. Nt. 7.75% due 6/15/2012	1,000,000	1,005,000
ArcelorMittal Sr. Nt. 5.375% due 6/1/2013	1,500,000	1,596,619
BHP Billiton Finance USA Ltd. 5.00% due 12/15/2010	350,000	360,373
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.25% due 4/1/2015	1,500,000	1,633,125
Peabody Energy Corp. Ser. B 6.875% due 3/15/2013	1,500,000	1,516,875
Rio Tinto Alcan, Inc. Sr. Nt. 6.45% due 3/15/2011	900,000	940,386
Steel Dynamics, Inc. 7.375% due 11/1/2012	1,950,000	2,028,000
Xstrata Finance Canada Ltd. 5.50% due 11/16/2011(2)	1,500,000	1,573,649
		10,654,027
Non Captive Consumer — 0.5%
SLM Corp. Sr. Nt. Ser. A 5.40% due 10/25/2011	1,500,000	1,514,073
		1,514,073
Non Captive Diversified — 1.4%
GATX Corp. Sr. Nt. 4.75% due 10/1/2012	1,200,000	1,252,566
General Electric Capital Corp. Sr. Nt. 2.80% due 1/8/2013	1,500,000	1,518,115
International Lease Finance Corp. Sr. Nt. 4.875% due 9/1/2010	1,500,000	1,499,987
		4,270,668
Packaging — 0.7%
Ball Corp. Note 6.875% due 12/15/2012	1,200,000	1,212,000
Bemis Co., Inc. Sr. Nt. 4.875% due 4/1/2012	790,000	820,492
		2,032,492

March 31, 2010 (unaudited)	Principal Amount	Value
Paper — 0.4%
Rock-Tenn Co. Sr. Sec. Nt. 8.20% due 8/15/2011	$1,200,000	$1,257,000
		1,257,000
Pharmaceuticals — 1.0%
Eli Lilly & Co. Sr. Nt. 3.55% due 3/6/2012	650,000	678,200
Merck & Co., Inc. Sr. Nt. 1.875% due 6/30/2011	700,000	706,660
Pfizer, Inc. Sr. Nt. 4.45% due 3/15/2012	650,000	688,995
Roche Holdings, Inc. 4.50% due 3/1/2012(2)	1,050,000	1,110,009
		3,183,864
Pipelines — 1.5%
Energy Transfer Partners LP Sr. Nt. 5.65% due 8/1/2012	1,500,000	1,608,514
Enterprise Products Operating LLP 4.95% due 6/1/2010	850,000	854,409
Kinder Morgan Energy Partners LP 7.125% due 3/15/2012	550,000	602,191
Plains All American Pipeline LP 4.25% due 9/1/2012	1,500,000	1,558,407
		4,623,521
REITs — 2.4%
Camden Property Trust Sr. Nt. 5.875% due 11/30/2012	750,000	793,648
Liberty Property LP Sr. Nt. 6.375% due 8/15/2012	1,000,000	1,063,755
Mack-Cali Realty LP Sr. Nt. 7.75% due 2/15/2011	1,200,000	1,254,652
Regency Centers LP
6.75% due 1/15/2012	1,200,000	1,264,389
7.95% due 1/15/2011	350,000	364,796
Simon Property Group LP Sr. Nt. 5.30% due 5/30/2013	1,500,000	1,587,180
Westfield Capital Corp. Ltd. 4.375% due 11/15/2010(2)	1,150,000	1,167,894
		7,496,314
Retailers — 0.7%
Macy’s Retail Holdings, Inc. 6.625% due 4/1/2011	1,100,000	1,146,750
The Home Depot, Inc. Sr. Nt. 5.20% due 3/1/2011	1,000,000	1,038,655
		2,185,405
Supermarkets — 0.5%
New Albertsons, Inc. Sr. Nt. 7.50% due 2/15/2011	750,000	776,250
Safeway, Inc. 4.95% due 8/16/2010	300,000	304,773
The Kroger Co. 6.80% due 4/1/2011	550,000	578,878
		1,659,901

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Technology — 0.9%
Agilent Technologies, Inc. Sr. Nt. 4.45% due 9/14/2012	$1,500,000	$1,571,942
Hewlett-Packard Co. Sr. Nt. 4.25% due 2/24/2012	500,000	528,194
National Semiconductor Corp. Sr. Nt. 6.15% due 6/15/2012	750,000	811,040
		2,911,176
Wireless — 0.3%
Verizon Wireless Capital LLC Sr. Nt. 5.25% due 2/1/2012	930,000	991,060
		991,060
Wirelines — 0.9%
Qwest Corp. Sr. Nt. 7.875% due 9/1/2011	1,500,000	1,590,000
Telecom Italia Capital S.A. 4.875% due 10/1/2010	1,250,000	1,271,815
		2,861,815
Total Corporate Bonds (Cost $123,582,620)		125,643,673
Government Agencies — 2.2%
Bank of America Corp. 3.125% due 6/15/2012(4)	450,000	467,604
Federal Farm Credit Bank 1.875% due 12/7/2012	5,850,000	5,878,870
PNC Funding Corp. 2.30% due 6/22/2012(4)	450,000	460,209
Total Government Agencies (Cost $6,759,568)		6,806,683
Mortgage-Backed Securities — 0.1%
FHLMC 7.00% due 9/1/2038	193,299	214,538
FNMA 6.251% due 8/1/2046(1)	222,964	232,701
Total Mortgage-Backed Securities (Cost $426,065)		447,239
U.S. Treasury — 3.2%
U.S. Treasury Notes 1.00% due 3/31/2012	10,000,000	9,995,300
Total U.S. Treasury (Cost $9,991,806)		9,995,300
Repurchase Agreements — 2.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2010, maturity value of $8,022,000, due 4/1/2010 (5)	8,022,000	8,022,000
Total Repurchase Agreements (Cost $8,022,000)		8,022,000

Total Investments — 97.9% (Cost $301,255,092)	304,636,309
Other Assets, Net — 2.1%	6,536,145
Total Net Assets — 100.0%	$311,172,454
(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2010, the aggregate market value of these securities amounted to $38,042,453, representing 12.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated for anticipated collateral requirements.
(4)	Classified under Government Agencies as a result of participation in the U.S. Government Troubled Asset Relief Program.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	4.375%	10/15/2015	$8,183,438

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$44,450,416	$—	$44,450,416
Collateralized Mortgage Obligations	—	34,161,197	—	34,161,197
Senior Secured Loans	—	1,499,766	—	1,499,766
Commercial Mortgage-Backed Securities	—	73,610,035	—	73,610,035
Corporate Bonds	—	125,643,673	—	125,643,673
Government Agencies	—	6,806,683	—	6,806,683
Mortgage-Backed Securities	—	447,239	—	447,239
U.S. Treasury	—	9,995,300	—	9,995,300
Repurchase Agreements	—	8,022,000	—	8,022,000

Total	$—	$304,636,309	$—	$304,636,309

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund

March 31, 2010 (unaudited)	Principal Amount	Value
Corporate Bonds — 95.8%
Aerospace/Defense — 1.7%
BE Aerospace, Inc. Sr. Nt. 8.50% due 7/1/2018	$460,000	$491,050
Bombardier, Inc. Sr. Nt. 7.75% due 3/15/2020(1)	560,000	585,200
Moog, Inc. Sr. Sub. Nt. 7.25% due 6/15/2018	450,000	441,000
Triumph Group, Inc. 8.00% due 11/15/2017	290,000	290,000
		1,807,250
Airlines — 0.3%
Delta Air Lines, Inc. Sr. Sec. Nt. 9.50% due 9/15/2014(1)	270,000	283,838
		283,838
Automotive — 5.4%
Allison Transmission, Inc. 11.00% due 11/1/2015(1)	600,000	639,000
American Axle & Manufacturing Holdings, Inc. Sr. Sec. Nt. 9.25% due 1/15/2017(1)	250,000	266,875
Ford Motor Credit Co. LLC Sr. Nt. 8.00% due 12/15/2016	700,000	737,536
8.125% due 1/15/2020	560,000	587,424
8.70% due 10/1/2014	510,000	552,998
Goodyear Tire & Rubber Co. Sr. Nt. 8.625% due 12/1/2011	91,000	94,640
8.75% due 8/15/2020	280,000	276,150
Sr. Nt. 10.50% due 5/15/2016	170,000	183,600
Lear Corp. 7.875% due 3/15/2018	280,000	283,150
8.125% due 3/15/2020	450,000	457,312
Navistar International Corp. 8.25% due 11/1/2021	700,000	714,000
Titan International, Inc. Sr. Nt. 8.00% due 1/15/2012	160,000	160,000
TRW Automotive, Inc. 7.25% due 3/15/2017(1)	300,000	289,500
Sr. Nt. 8.875% due 12/1/2017(1)	600,000	621,750
		5,863,935
Banking — 1.7%
Bank of America Corp. Ser. M 8.125% due 5/15/2018(2)(3)	730,000	744,841
Citigroup Capital XXI 8.30% due 12/21/2057	580,000	587,250
Zions Bancorporation Sr. Nt. 7.75% due 9/23/2014	550,000	554,741
		1,886,832
Brokerage — 0.6%
E*Trade Financial Corp. Sr. Nt. 12.50% due 11/30/2017(4)	584,000	697,880
		697,880

March 31, 2010 (unaudited)	Principal Amount	Value
Building Materials — 1.4%
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	$910,000	$951,497
Norcraft Cos. L.P. Sr. Sec. Nt. 10.50% due 12/15/2015(1)	580,000	611,900
		1,563,397
Chemical — 2.2%
Hexion Finance Escrow LLC Sr. Sec. Nt. 8.875% due 2/1/2018(1)	580,000	571,300
Huntsman International LLC Sr. Sub. Nt. 8.625% due 3/15/2020(1)	270,000	271,350
Koppers, Inc. 7.875% due 12/1/2019(1)	300,000	309,000
LBI Escrow Corp. Sr. Sec. Nt. 8.00% due 11/1/2017(1)	420,000	435,750
NOVA Chemicals Corp. Sr. Nt. 8.375% due 11/1/2016(1)	240,000	246,600
8.625% due 11/1/2019(1)	240,000	247,200
Terra Capital, Inc. 7.75% due 11/1/2019	220,000	265,650
		2,346,850
Construction Machinery — 1.1%
Terex Corp. Sr. Nt. 10.875% due 6/1/2016	500,000	553,750
United Rentals NA, Inc. Sr. Sub. Nt. 7.75% due 11/15/2013	640,000	614,400
		1,168,150
Consumer Cyclical Services — 2.0%
Corrections Corp. of America 7.75% due 6/1/2017	540,000	564,300
NCO Group, Inc. Sr. Nt. 5.125% due 11/15/2013(2)	165,000	141,075
Sr. Sub. Nt. 11.875% due 11/15/2014	180,000	164,700
Service Corp. International Sr. Nt. 7.625% due 10/1/2018	490,000	496,125
8.00% due 11/15/2021	350,000	354,375
Travelport LLC Sr. Nt. 4.877% due 9/1/2014(2)	440,000	431,200
		2,151,775
Consumer Products — 1.3%
Colt Defense LLC Sr. Nt. 8.75% due 11/15/2017(1)	280,000	280,700
Easton-Bell Sports, Inc. Sr. Sec. Nt. 9.75% due 12/1/2016(1)	620,000	652,550
Jarden Corp. Sr. Nt. 7.50% due 5/1/2017	320,000	324,400
Sr. Nt. 8.00% due 5/1/2016	170,000	178,075
		1,435,725

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Distributors — 0.7%
Inergy LP
8.25% due 3/1/2016	$600,000	$618,000
8.75% due 3/1/2015	160,000	167,400
		785,400
Electric — 5.9%
Dynegy Holdings, Inc. Sr. Nt. 7.50% due 6/1/2015(1)	360,000	297,000
Edison Mission Energy Sr. Nt. 7.00% due 5/15/2017	800,000	558,000
Midwest Generation LLC Ser. B 8.56% due 1/2/2016	403,647	413,254
Mirant Americas Generation LLC Sr. Nt. 8.50% due 10/1/2021	150,000	141,000
Mirant Mid Atlantic Pass Through Tr. Ser. A 8.625% due 6/30/2012	186,943	192,785
Ser. B 9.125% due 6/30/2017	429,373	456,209
Mirant North America LLC 7.375% due 12/31/2013	380,000	379,050
North American Energy Alliance LLC Sr. Sec. Nt. 10.875% due 6/1/2016(1)	760,000	809,400
NRG Energy, Inc. Sr. Nt. 7.375% due 1/15/2017	645,000	638,550
RRI Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	560,000	502,600
Texas Competitive Electric Holdings Co. LLC Ser. A 10.25% due 11/1/2015(5)	1,180,000	820,100
Ser. B 10.25% due 11/1/2015(5)	740,000	514,300
The AES Corp. Sr. Nt. 8.00% due 10/15/2017 -6/1/2020	720,000	724,050
		6,446,298
Energy — 13.9%
Allis-Chalmers Energy, Inc. 9.00% due 1/15/2014	570,000	547,200
Alon Refining Krotz Springs, Inc. Sr. Sec. Nt. 13.50% due 10/15/2014	320,000	308,000
Antero Resources Finance Corp. Sr. Nt. 9.375% due 12/1/2017(1)	150,000	154,500
Atlas Energy Operating Co. LLC 10.75% due 2/1/2018	530,000	583,000
12.125% due 8/1/2017	280,000	320,600
Berry Petroleum Co. Sr. Sub. Nt. 8.25% due 11/1/2016	110,000	111,375
Sr. Nt. 10.25% due 6/1/2014	450,000	496,125
Chesapeake Energy Corp. 7.00% due 8/15/2014	300,000	304,125
7.50% due 9/15/2013	220,000	222,750
9.50% due 2/15/2015	500,000	543,750

March 31, 2010 (unaudited)	Principal Amount	Value
Complete Production Services, Inc. Sr. Nt. 8.00% due 12/15/2016	$370,000	$366,300
Connacher Oil and Gas Ltd. Sr. Sec. Nt. 10.25% due 12/15/2015(1)	600,000	610,500
11.75% due 7/15/2014(1)	300,000	331,500
Continental Resources, Inc. Sr. Nt. 7.375% due 10/1/2020(1)	280,000	281,400
8.25% due 10/1/2019	270,000	286,200
Denbury Resources, Inc. 8.25% due 2/15/2020	580,000	614,800
9.75% due 3/1/2016	320,000	352,000
Expro Finance Luxembourg SCA Sr. Sec. Nt. 8.50% due 12/15/2016(1)	380,000	383,800
Hercules Offshore, Inc. Sr. Sec. Nt. 10.50% due 10/15/2017(1)	160,000	159,600
Holly Corp. Sr. Nt. 9.875% due 6/15/2017(1)	180,000	185,400
Linn Energy LLC 9.875% due 7/1/2018	290,000	310,300
11.75% due 5/15/2017(1)	280,000	317,800
OPTI Canada, Inc. Sr. Sec. Nt. 8.25% due 12/15/2014	1,515,000	1,424,100
9.00% due 12/15/2012(1)	200,000	206,000
Quicksilver Resources, Inc. 7.125% due 4/1/2016	860,000	817,000
8.25% due 8/1/2015	270,000	275,400
Sr. Nt. 11.75% due 1/1/2016	400,000	458,000
SandRidge Energy, Inc. 8.625% due 4/1/2015(4)	280,000	272,300
Sr. Nt. 9.875% due 5/15/2016(1)	250,000	256,875
Stallion Oilfield Holdings Ltd. Sr. Sec. Nt. 10.50% due 2/15/2015(1)	900,000	884,250
Stallion Oilfield Services Sr. Nt. 9.75% due 2/1/2015(1)(6)	1,130,000	723,200
Stone Energy Corp. Sr. Sub. Nt. 6.75% due 12/15/2014	550,000	484,000
Tesoro Corp. 9.75% due 6/1/2019	300,000	313,500
Venoco, Inc. 11.50% due 10/1/2017	1,130,000	1,183,675
		15,089,325
Entertainment — 0.3%
WMG Acquisition Corp. Sr. Sec. Nt. 9.50% due 6/15/2016(1)	340,000	363,375
		363,375
Financial Other — 0.3%
CNG Holdings, Inc. Sr. Sec. Nt. 12.25% due 2/15/2015(1)	300,000	290,625
		290,625
Food And Beverage — 1.6%
Aramark Corp.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Sr. Nt. 3.749% due 2/1/2015(2)	$135,000	$125,550
8.50% due 2/1/2015	955,000	976,488
Constellation Brands, Inc. Ser. B 7.25% due 5/15/2017	180,000	184,500
Reddy Ice Corp. Sr. Sec. Nt. 11.25% due 3/15/2015(1)	450,000	472,500
		1,759,038
Gaming — 3.6%
Boyd Gaming Corp. Sr. Sub. Nt. 6.75% due 4/15/2014	200,000	174,500
7.125% due 2/1/2016	400,000	334,000
Harrah’s Operating Co., Inc. Sr. Sec. Nt. 10.00% due 12/15/2018	630,000	521,325
MGM Mirage, Inc. Sr. Nt. 7.50% due 6/1/2016	340,000	283,050
Sr. Sec. Nt. 9.00% due 3/15/2020(1)	230,000	236,900
10.375% due 5/15/2014(1)	140,000	154,350
11.125% due 11/15/2017(1)	290,000	326,250
Sr. Nt. 11.375% due 3/1/2018(1)	160,000	154,400
Pokagon Gaming Authority Sr. Nt. 10.375% due 6/15/2014(1)	186,000	195,300
Scientific Games International, Inc. 7.875% due 6/15/2016(1)	90,000	91,125
9.25% due 6/15/2019	340,000	359,550
Sr. Sub. Nt. 9.25% due 6/15/2019(1)	280,000	297,150
Wynn Las Vegas LLC 6.625% due 12/1/2014	750,000	748,125
		3,876,025
Healthcare — 5.5%
Alliance HealthCare Services, Inc. Sr. Nt. 8.00% due 12/1/2016(1)	1,200,000	1,116,000
Apria Healthcare Group, Inc. Sr. Sec. Nt. 12.375% due 11/1/2014(1)	520,000	569,400
Bio-Rad Laboratories, Inc. Sr. Sub. Nt. 8.00% due 9/15/2016	425,000	452,625
Community Health Systems, Inc. 8.875% due 7/15/2015	60,000	62,100
HCA, Inc. Sr. Nt. 6.75% due 7/15/2013	570,000	570,000
Sr. Sec. Nt. 7.875% due 2/15/2020(1)	250,000	261,719
8.50% due 4/15/2019(1)	340,000	365,713
Sec. Nt. 9.125% due 11/15/2014	922,000	973,862
Sr. Sec. Nt. 9.875% due 2/15/2017(1)	280,000	305,200
Health Management Associates, Inc. Sr. Nt. 6.125% due 4/15/2016	550,000	523,875

March 31, 2010 (unaudited)	Principal Amount	Value
IMS Health, Inc. Sr. Nt. 12.50% due 3/1/2018(1)	$450,000	$523,687
US Oncology, Inc. Sr. Sec. Nt. 9.125% due 8/15/2017	300,000	313,500
		6,037,681
Home Construction — 0.7%
K Hovnanian Enterprises, Inc. Sr. Sec. Nt. 10.625% due 10/15/2016	320,000	340,800
KB Home 9.10% due 9/15/2017	170,000	179,350
The Ryland Group, Inc. 5.375% due 5/15/2012	290,000	292,900
		813,050
Industrial Other — 0.9%
Belden, Inc. 9.25% due 6/15/2019(1)	340,000	362,950
JohnsonDiversey Holdings, Inc. Sr. Nt. 8.25% due 11/15/2019(1)	585,000	605,475
		968,425
Insurance - Life — 1.0%
Genworth Financial, Inc. Ser. MTN 6.515% due 5/22/2018	620,000	610,774
Symetra Financial Corp. 8.30% due 10/15/2037(1)	560,000	495,600
		1,106,374
Lodging — 0.5%
Host Hotels & Resorts L.P. Sr. Nt. 9.00% due 5/15/2017(1)	170,000	183,600
Royal Caribbean Cruises Ltd. Sr. Nt. 6.875% due 12/1/2013	360,000	363,600
		547,200
Media Cable — 1.9%
CSC Holdings, Inc. Sr. Nt. 8.50% due 4/15/2014 -6/15/2015(1)	610,000	647,400
DISH DBS Corp. 7.875% due 9/1/2019	820,000	852,800
Mediacom LLC Sr. Nt. 9.125% due 8/15/2019(1)	170,000	175,312
Virgin Media Finance PLC Ser. 1 9.50% due 8/15/2016	340,000	371,450
		2,046,962
Media Noncable — 8.3%
Block Communications, Inc. Sr. Nt. 8.25% due 12/15/2015(1)	1,120,000	1,120,000
Clear Channel Worldwide Holdings, Inc. Ser. A 9.25% due 12/15/2017(1)	350,000	363,562
Ser. B 9.25% due 12/15/2017(1)	460,000	480,700
Gannett Co., Inc. Sr. Nt. 9.375% due 11/15/2017(1)	140,000	149,625

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
GeoEye, Inc. Sr. Sec. Nt. 9.625% due 10/1/2015(1)	$270,000	$276,075
Hughes Network Systems LLC 9.50% due 4/15/2014	500,000	508,750
Sr. Nt. 9.50% due 4/15/2014	520,000	534,300
Inmarsat Finance PLC 7.375% due 12/1/2017(1)	150,000	156,000
Intelsat Corp. Sr. Nt. 9.25% due 8/15/2014	380,000	389,500
Intelsat Jackson Holdings Ltd.
8.50% due 11/1/2019(1)	270,000	283,500
11.25% due 6/15/2016	590,000	638,675
Intelsat Subsidiary Holding Co. Ltd.
8.50% due 1/15/2013	400,000	406,000
8.875% due 1/15/2015	160,000	165,200
8.875% due 1/15/2015(1)	140,000	143,850
Lamar Media Corp.
Sr. Nt. 6.625% due 8/15/2015	500,000	484,225
McClatchy Co. Sr. Sec. Nt. 11.50% due 2/15/2017(1)	580,000	592,325
Media General, Inc. Sr. Sec. Nt. 11.75% due 2/15/2017(1)	300,000	296,625
Nielsen Finance LLC 11.50% due 5/1/2016	560,000	632,800
Quebecor Media, Inc.
Sr. Nt. 7.75% due 3/15/2016	821,000	831,263
Sinclair Broadcast Group, Inc. 8.00% due 3/15/2012	460,000	456,550
Sinclair Television Group, Inc. Sr. Sec. Nt. 9.25% due 11/1/2017(1)	160,000	168,400
		9,077,925
Metals And Mining — 1.4%
CONSOL Energy, Inc.
8.00% due 4/1/2017(1)	450,000	462,375
8.25% due 4/1/2020(1)	290,000	297,975
Steel Dynamics, Inc.
7.375% due 11/1/2012	620,000	644,800
7.625% due 3/15/2020(1)	150,000	153,750
		1,558,900
Non Captive Diversified — 4.6%
CIT Group, Inc. Sr. Sec. Nt. 7.00% due 5/1/2013	1,740,000	1,692,150
GMAC, Inc.
8.00% due 3/15/2020(1)	300,000	307,500
8.30% due 2/12/2015(1)	580,000	609,000
International Lease Finance Corp.
Sr. Nt. Ser. MTN 5.65% due 6/1/2014	1,160,000	1,075,097
Sr. Nt. 8.625% due 9/15/2015(1)	1,260,000	1,288,044
		4,971,791
Packaging — 1.8%
Ball Corp.
7.125% due 9/1/2016	200,000	212,500
7.375% due 9/1/2019	200,000	210,750

March 31, 2010 (unaudited)	Principal Amount	Value
Crown Americas LLC Sr. Nt. 7.625% due 5/15/2017(1)	$340,000	$354,450
Owens-Brockway Glass Container, Inc. 7.375% due 5/15/2016	340,000	357,000
Reynolds Group Issuer, Inc. Sr. Sec. Nt. 7.75% due 10/15/2016(1)	500,000	513,750
Silgan Holdings, Inc. Sr. Nt. 7.25% due 8/15/2016	300,000	311,250
		1,959,700
Paper — 2.4%
Cascades, Inc.
Sr. Nt.
7.75% due 12/15/2017(1)	300,000	302,250
7.875% due 1/15/2020(1)	440,000	442,200
Graphic Packaging International, Inc. Sr. Sub. Nt. 9.50% due 8/15/2013	1,022,000	1,047,550
Rock-Tenn Co.
9.25% due 3/15/2016	370,000	403,300
Sr. Nt. 9.25% due 3/15/2016(1)	340,000	370,600
		2,565,900
Pipelines — 3.8%
Atlas Pipeline Partners L.P. 8.75% due 6/15/2018	760,000	733,400
Crosstex Energy 8.875% due 2/15/2018(1)	720,000	742,500
El Paso Corp.
Sr. Nt. 8.25% due 2/15/2016	160,000	170,800
12.00% due 12/12/2013	640,000	748,800
MarkWest Energy Partners L.P.
Ser. B 6.875% due 11/1/2014	170,000	166,600
Sr. Nt. Ser. B 8.50% due 7/15/2016	400,000	406,500
Niska Gas Storage US LLC Sr. Nt. 8.875% due 3/15/2018(1)	560,000	572,600
Regency Energy Partners L.P. Sr. Nt. 9.375% due 6/1/2016(1)	340,000	360,400
Targa Resources Partners L.P. 8.25% due 7/1/2016	180,000	184,050
		4,085,650
Railroads — 0.9%
RailAmerica, Inc. Sr. Sec. Nt. 9.25% due 7/1/2017	900,000	959,625
		959,625
Retailers — 3.3%
Burlington Coat Factory Warehouse Corp. 11.125% due 4/15/2014	650,000	687,375
J.C. Penney Corp., Inc. Sr. Nt. 7.65% due 8/15/2016	1,130,000	1,237,350
Sonic Automotive, Inc. Sr. Sub. Nt. 9.00% due 3/15/2018(1)	230,000	235,750

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Susser Holdings LLC 10.625% due 12/15/2013	$550,000	$572,000
The Neiman Marcus Group, Inc. 10.375% due 10/15/2015	790,000	815,675
		3,548,150
Supermarkets — 0.7%
The Great Atlantic & Pacific Tea Co., Inc. Sr. Sec. Nt. 11.375% due 8/1/2015(1)	170,000	167,450
Tops Markets LLC Sr. Sec. Nt. 10.125% due 10/15/2015(1)	610,000	634,400
		801,850
Technology — 6.6%
Communications & Power Industries, Inc. Sr. Sub. Nt. 8.00% due 2/1/2012	490,000	488,775
DuPont Fabros Technology LP 8.50% due 12/15/2017(1)	530,000	545,900
First Data Corp. 9.875% due 9/24/2015	1,670,000	1,440,375
GXS Worldwide, Inc. Sr. Sec. Nt. 9.75% due 6/15/2015(1)	530,000	510,125
Iron Mountain, Inc. 6.625% due 1/1/2016	200,000	198,500
Sr. Sub. Nt. 8.375% due 8/15/2021	340,000	353,600
Seagate Technology HDD Holdings 6.80% due 10/1/2016	580,000	581,450
Sitel LLC Sr. Nt. 11.50% due 4/1/2018(1)	450,000	453,375
Stream Global Services, Inc. Sr. Sec. Nt. 11.25% due 10/1/2014(1)	320,000	332,800
SunGard Data Systems, Inc. 10.625% due 5/15/2015	1,210,000	1,318,900
Terremark Worldwide, Inc. Sr. Sec. Nt. 12.00% due 6/15/2017(1)(5)	500,000	575,000
Viasystems, Inc. Sr. Sec. Nt. 12.00% due 1/15/2015(1)	360,000	389,700
		7,188,500
Textile — 0.4%
Hanesbrands, Inc. Sr. Nt. 8.00% due 12/15/2016	450,000	465,750
		465,750
Transportation Services — 2.1%
Avis Budget Car Rental LLC Sr. Nt. 2.75% due 5/15/2014(2)	100,000	87,000
7.625% due 5/15/2014	100,000	99,000
7.75% due 5/15/2016	300,000	294,000
9.625% due 3/15/2018(1)	450,000	470,250
Hertz Corp. 8.875% due 1/1/2014	410,000	421,275
Navios Maritime Holdings, Inc. Nt. 8.875% due 11/1/2017(1)	360,000	372,600

March 31, 2010 (unaudited)	Principal Amount	Value
Teekay Corp. Sr. Nt. 8.50% due 1/15/2020	$500,000	$522,500
		2,266,625
Wireless — 3.8%
Nextel Communications, Inc. Ser. F 5.95% due 3/15/2014	510,000	475,575
Ser. E 6.875% due 10/31/2013	550,000	536,250
Ser. D 7.375% due 8/1/2015	300,000	285,000
NII Capital Corp. 8.875% due 12/15/2019(1)	910,000	941,850
SBA Telecommunications, Inc.
8.00% due 8/15/2016(1)	430,000	452,575
8.25% due 8/15/2019(1)	280,000	298,200
Sprint Capital Corp. 6.90% due 5/1/2019	885,000	809,775
Sprint Nextel Corp. Sr. Nt. 8.375% due 8/15/2017	180,000	180,900
Wind Acquisition Finance SA Sr. Nt. 11.75% due 7/15/2017(1)	170,000	187,850
		4,167,975
Wirelines — 1.2%
Frontier Communications Corp. Sr. Nt. 8.125% due 10/1/2018	540,000	540,000
GCI, Inc. Sr. Nt. 8.625% due 11/15/2019(1)	180,000	183,375
New Communications Holdings, Inc. Sr. Nt. 8.25% due 4/15/2017(1)	280,000	284,900
Windstream Corp. 7.875% due 11/1/2017	330,000	325,050
		1,333,325
Total Corporate Bonds (Cost $99,384,717)		104,287,076
Senior Secured Loans — 0.8%
Electric — 0.8%
Texas Competitive Electric Holdings Co. LLC Term Loan B3 3.729% due 10/10/2014(2)	1,000,000	812,400
Total Senior Secured Loans (Cost $817,500)		812,400

	Shares
Common Stocks — 0.6%
Banking — 0.6%
Citigroup, Inc.	166,615	674,791
Total Common Stocks (Cost $501,612)		$674,791

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Repurchase Agreements — 2.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $2,528,000, due 4/1/2010(7)	$2,528,000	$2,528,000
Total Repurchase Agreements (Cost $2,528,000)		2,528,000
Total Investments — 99.5% (Cost $103,231,829)		108,302,267
Other Assets, Net — 0.5%		542,808
Total Net Assets — 100.0%		$108,845,075
(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2010, the aggregate market value of these securities amounted to $37,951,925, representing 34.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.
(3)	Maturity is perpetual. Maturity date presented represents the next call date.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Step-up bond.
(6)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Stallion Oilfield Services Sr. Nt.	9.75%	2/1/2015	$1,130,000	$749,100	$723,200

(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	4.375%	9/17/2010	$2,581,865

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$104,287,076	$—	$104,287,076
Senior Secured Loans	—	812,400	—	812,400
Common Stocks	674,791	—	—	674,791
Repurchase Agreements	—	2,528,000	—	2,528,000

Total	$674,791	$107,627,476	$—	$108,302.267

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2010 (unaudited)	Principal Amount	Value
Municipal Bonds — 97.1%
Alabama — 0.1%
Alabama 21st Century Auth. Tobacco Settlement Rev. 5.75% due 12/1/2019	$160,000	$163,114
		163,114
Arizona — 2.5%
Arizona St. Transn. Brd. Hwy. Rev. Ser. B 5.00% due 7/1/2032	1,000,000	1,057,290
AZ Wtr. Infrastructure Fin. Auth. Rev. Wtr Quality-Ser. A 5.00% due 10/1/2027	1,500,000	1,630,650
Chandler, AZ G.O. 5.00% due 7/1/2021	1,500,000	1,677,930
Mesa AZ Utility Sys. Rev. FGIC Insured 5.00% due 7/1/2027	575,000	592,336
Phoenix, AZ G.O. Ser. B 5.375% due 7/1/2020	1,000,000	1,063,680
		6,021,886
California — 9.0%
California Edl. Facs. Auth. Rev. Ref-Carnegie Institution of Washington Ser. A 5.00% due 7/1/2040	2,000,000	2,101,280
California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. Wtr. Sys. Ser. AG 5.00% due 12/1/2028	1,500,000	1,636,635
California St. Dept. Wtr. Res. Pwr. Supply Rev. 5.00% due 5/1/2022	1,500,000	1,636,020
California St. Pub. Wrks. Brd. Lease Rev. Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A 6.125% due 4/1/2028	1,000,000	1,035,950
Trustees Calif. St. Univ. Ser. D 6.125% due 4/1/2028	1,245,000	1,321,318
Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,604,130
California St. Var. Purp. G.O. 6.00% due 3/1/2033, 4/1/2035, 11/1/2035	4,000,000	4,233,300
6.50% due 4/1/2033	2,000,000	2,190,760
California Statewide Cmntys. Dev. Auth. Rev. Var. Kaiser Hosp. Ser. C 5.25% due 8/1/2031	2,000,000	1,992,220
Golden St. Tobacco Securitization Corp. CA Tobacco Settlement Rev. Enhanced Asset Bkd. Ser. A, AMBAC insured 5.00% due 6/1/2021	1,500,000	1,464,840
Univ. of California Revs. Ser. O 5.75% due 5/15/2029	1,000,000	1,130,000
Western Mun. Wtr. Dist. Facs. Auth. Calif. Wtr. Rev. Ser. B 5.00% due 10/1/2034	1,500,000	1,539,885
		21,886,338
Colorado — 3.5%
Colorado Health Facs. Auth. Rev. Ref-Adventist Health/Sunbelt Ser. D 5.25% due 11/15/2027, 11/15/2035	3,725,000	3,710,327
Colorado Hsg. & Fin. Auth. Single Family Mtg. Ser. A, FHA Insured 5.50% due 11/1/2029	1,500,000	1,568,565

March 31, 2010 (unaudited)	Principal Amount	Value
North Metro Fire Rescue Dist. Colorado G.O., AMBAC insured 5.00% due 12/1/2027	$1,000,000	$1,060,250
West Metro Fire Protn. Dist. CO G.O. Ser. A, MBIA insured 5.25% due 12/1/2026	1,895,000	2,057,420
		8,396,562
Connecticut — 2.6%
Connecticut St. Revolving Fd. Ser. A 5.00% due 6/1/2026	1,500,000	1,658,745
Connecticut St. G.O. Ser. A 5.00% due 2/15/2029	1,500,000	1,616,685
Connecticut St. Hsg. Fin. Hsg. Mtg. Fin. Prog. Ser. C-4 5.00% due 11/15/2029	1,405,000	1,454,077
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,607,880
		6,337,387
Delaware — 0.6%
Wilmington Delaware G.O. Ser. A 5.00% due 12/1/2028	1,250,000	1,339,663
		1,339,663
Florida — 4.5%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,642,260
Florida St. Dept. Trans. - Right of Way 5.375% due 7/1/2027	1,500,000	1,632,735
Miami-Dade Cnty. FLA Aviation Rev. Miami Intl. Arpt. Ser. A 5.375% due 10/1/2035	2,000,000	2,010,340
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,614,540
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,596,810
Sarasota Cnty. FLA Pub. Hosp. Dist. Hosp. Rev. Sarasota Memorial Hosp. Proj. Ser. A 5.50% due 7/1/2034	1,000,000	1,023,170
5.625% due 7/1/2039	1,500,000	1,543,935
		11,063,790
Georgia — 4.0%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.00% due 11/1/2027, 11/1/2029	3,000,000	3,164,055
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2027, 2/1/2036	4,500,000	4,922,895
Metropolitan Atlanta Rapid Tran. Auth. GA Sales Tax Rev. Ref-Third Indenture-Ser. B, FSA insured 5.00% due 7/1/2026	1,500,000	1,594,320
		9,681,270
Idaho — 0.8%
Boise St. Univ. Idaho. Revs. Ref-Gen-Ser. A 5.00% due 4/1/2034	1,750,000	1,824,585
		1,824,585
Illinois — 2.8%
Illinois Fin. Auth. Rev. Ref-Swedish Covenant Hosp. Ser. A 6.00% due 8/15/2038	1,500,000	1,479,750

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Illinois St. G.O.
5.00% due 1/1/2019, 4/1/2025	$3,500,000	$3,677,725
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ser. B 5.50% due 1/1/2033	1,500,000	1,595,970
		6,753,445
Iowa — 1.4%
Iowa Fin. Auth. Rev. Revolving Fd. 5.00% due 8/1/2029	1,750,000	1,884,925
Iowa St. Spl. Oblig. iJobs Prog. Ser. A 5.00% due 6/1/2027	1,500,000	1,612,755
		3,497,680
Kansas — 1.9%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2022	1,500,000	1,675,260
Kansas St. Dev. Fin. Auth. Lease Rev. Ser. G-1, MBIA insured 5.125% due 4/1/2022	1,300,000	1,390,935
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,569,405
		4,635,600
Louisiana — 0.9%
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Jefferson Parish Ser. A 5.25% due 4/1/2022	1,525,000	1,666,489
St. John The Baptist Parish LA Rev. Marathon Oil Corp. Ser. A 5.125% due 6/1/2037	685,000	633,536
		2,300,025
Maine — 0.7%
Maine St. Tpk. Auth. Tpk. Rev. 6.00% due 7/1/2034	1,500,000	1,674,390
		1,674,390
Maryland — 1.4%
Baltimore Cnty. MD Met. Dist. 71st Issue 5.00% due 2/1/2022	1,500,000	1,679,910
Maryland St. Dept. Transn. Cons. Transn. 5.25% due 12/15/2017	1,500,000	1,754,925
		3,434,835
Massachusetts — 6.5%
Boston MA Wtr. & Swr. Commn. Rev. Ref. Ser. A 5.00% due 11/1/2030	1,000,000	1,078,830
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	1,500,000	1,597,860
Massachusetts St. College Bldg. Auth. Proj. Rev. Ser. A, AMBAC insured 5.00% due 5/1/2026	950,000	996,541
Massachusetts St. College Bldg. Auth. Proj. Rev. Ser. B 5.00% due 5/1/2030	1,500,000	1,580,025
Massachusetts St. G.O. Ser. D 5.50% due 10/1/2020	2,000,000	2,360,120
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. B 5.00% due 10/1/2038	1,500,000	1,578,360
Harvard Univ. Ser. A
5.50% due 11/15/2036	1,500,000	1,665,900
Massachusetts St. Health & Ed. Facs. Auth. Rev. Ser. A, M.I.T. 5.00% due 7/1/2038	1,500,000	1,575,075

March 31, 2010 (unaudited)	Principal Amount	Value
Massachusetts St. Health & Ed. Facs. Auth. Rev. Ser. O, M.I.T. 6.00% due 7/1/2036	$1,500,000	$1,741,755
Massachusetts St. Wtr. Poll. Abatement Tr. Ref. 5.00% due 8/1/2028	1,500,000	1,653,690
		15,828,156
Michigan — 0.9%
Michigan Mun. Bd. Auth. Dept. of Treasury Rev. St. Clean Wtr. Revolving Fd. 5.00% due 10/1/2019	2,000,000	2,233,720
		2,233,720
Minnesota — 1.3%
Minnesota St. G.O. 5.00% due 8/1/2022	1,500,000	1,661,460
Rochester, MN Waste Wtr. Ser. A G.O. 5.00% due 2/1/2026	1,500,000	1,594,815
		3,256,275
Missouri — 2.8%
Metropolitan St. Louis MO Swr. Dist. Wastewtr Sys. Rev. Ser. A 5.75% due 5/1/2038	1,500,000	1,635,150
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Ctl. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	1,500,000	1,739,805
Missouri St. Hwys & Trans Commn St. Rd. Rev.
5.00% due 5/1/2025 (1st Lein)	1,500,000	1,628,010
5.25% due 5/1/2018 (2nd Lein)	1,500,000	1,730,040
		6,733,005
Montana — 0.8%
Forsyth MT Poll. Ctl. Rev. Ref-Portland Gen. Elec. Co. Ser. A 5.00% due 5/1/2033	2,000,000	2,019,640
		2,019,640
New Jersey — 4.3%
Middlesex Cnty. NJ Impt. Auth. Lease Rev. Regl. Ed. Svc. Commn. 5.25% due 12/15/2033	1,500,000	1,623,825
New Jersey Economic Dev. Auth. Rev. Sch. Facs. Constr. Ser. O 5.25% due 3/1/2022	1,500,000	1,592,955
New Jersey Garden St. Preservation Tr. Ser. A , FSA insured 5.50% due 11/1/2015	1,500,000	1,752,105
New Jersey St. Ed. Facs. Auth. Rev. Princeton Univ. Ser. E 5.00% due 7/1/2033	1,500,000	1,604,040
New Jersey St. Transn. Tr. Fd. Auth. Transn. Sys. Ser. C, FSA Insured 5.50% due 12/15/2016	1,500,000	1,712,085
New Jersey St. Var. Purp. G.O. 5.00% due 6/1/2021	2,000,000	2,224,840
		10,509,850
New York — 6.0%
Metropolitan Transn. Auth. NY Dedicated Tax Fd. Ser. B 5.00% due 11/15/2034	1,690,000	1,753,916
New York City Tr. Cultural Res. Rev. 5.00% due 4/1/2031	450,000	471,546
New York NY City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Ser. FF-2 5.50% due 6/15/2040	1,500,000	1,638,960

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
New York NY G.O. Ser. H-1 5.25% due 3/1/2021	$1,500,000	$1,667,715
New York NY Ser. D1 5.125% due 12/1/2024	1,500,000	1,606,140
New York St. Dorm. Auth. Lease Rev. Mental Health Svcs. Facs. Ser. A 5.00% due 8/15/2021	2,000,000	2,155,840
New York St. Dorm. Auth. Rev. NonStruct. Supp. Debt. Columbia Univ. Ser. C 5.00% due 7/1/2029	1,500,000	1,618,770
New York St. Dorm. Auth. Revs. Non St. Supp. Debt New York Univ. Ser. B 5.00% due 7/1/2029	2,050,000	2,186,591
New York State Thruway Auth. New York 5.25% due 3/15/2027	1,500,000	1,619,610
		14,719,088
North Carolina — 3.8%
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	1,880,480
Raleigh NC Combined Enterprise Sys. Rev. Ser. A 5.00% due 3/1/2026	1,600,000	1,706,720
University NC Univ. Revs. 5.00% due 12/1/2027	1,500,000	1,625,745
Wake Cnty. NC G.O.
5.00% due 3/1/2018	1,500,000	1,717,935
Pub. Impt. Ser. A
5.00% due 4/1/2018	2,000,000	2,323,780
		9,254,660
Ohio — 4.2%
Buckeye OH Tobacco Settlement Fing. Auth.
Asset Bkd. Ser. A-1
5.00% due 6/1/2015	2,000,000	2,034,380
Asset Bkd. Ser. A-2
5.75% due 6/1/2034	1,500,000	1,157,070
Columbus OH Swr. Rev. Ser. A 5.00% due 6/1/2028	1,500,000	1,604,100
Franklin Cnty. OH Cnvtn. Facs. Ref. Tax & Lease Rev. Antic. Bds., AMBAC insured 5.25% due 12/1/2016	1,000,000	1,078,150
Ohio St. Air Quality Dev. Auth. Rev. Ref-Poll. Ctl. First Energy Generation Corp. Ser. C 5.625% due 6/1/2018	1,500,000	1,608,720
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,558,890
Univ. of Cincinnati, OH Gen. Rcpts. Ser. A, FGIC insured 5.50% due 6/1/2011	1,050,000	1,106,627
		10,147,937
Oklahoma — 0.7%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,772,798
		1,772,798
Oregon — 2.4%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O. 6.125% due 6/15/2032	1,500,000	1,732,005
Oregon St. Dept. Trans. Hwy. User Tax Rev. Ser. A 5.00% due 11/15/2028	1,500,000	1,594,350
Sr. Lien-Ser. A 5.00% due 11/15/2033	1,500,000	1,588,815

March 31, 2010 (unaudited)	Principal Amount	Value
Oregon St. Facs. Auth. Rev. Ref-Legacy Health Sys. Ser. A 5.00% due 3/15/2030	$1,000,000	$1,003,080
		5,918,250
Pennsylvania — 0.9%
St. Mary Hosp. Auth. PA Health Sys. Rev. Catholic Health East Ser. A 5.00% due 11/15/2018(1)	2,000,000	2,135,360
		2,135,360
Puerto Rico — 8.4%
Puerto Rico Comwlth. G.O. Ref. Pub. Impt. Ser. B 6.50% due 7/1/2037	500,000	544,465
Puerto Rico Comwlth. Govt. Dev. Bk. Ser. B Sr. Nts. 5.00% due 12/1/2014	2,460,000	2,591,118
Puerto Rico Comwlth. Hwy. & Transn. Auth. Transn. Rev. Ser. I FGIC insured 5.00% due 7/1/2024	1,500,000	1,501,590
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. TT 5.00% due 7/1/2024	1,500,000	1,529,070
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. UU FSA insured 5.00% due 7/1/2022	1,500,000	1,585,620
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. WW
5.375% due 7/1/2024	2,000,000	2,100,920
5.50% due 7/1/2021	1,500,000	1,604,295
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. XX 5.75% due 7/1/2036(2)	2,000,000	2,128,760
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Ref-Govt. Facs. Ser. P 7.00% due 7/1/2021	1,500,000	1,638,195
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Ser. A
5.00% due 8/1/2024	2,000,000	2,049,280
5.25% due 8/1/2027	1,500,000	1,547,865
6.125% due 8/1/2029	1,500,000	1,563,180
		20,384,358
Rhode Island — 0.9%
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.00% due 6/1/2023	1,750,000	1,772,347
6.125% due 6/1/2032	515,000	487,247
		2,259,594
South Carolina — 1.4%
South Carolina St. Pub. Svc. Auth. Rev. Ref. Ser. A 5.50% due 1/1/2015	1,500,000	1,733,115
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2034	1,500,000	1,606,155
		3,339,270
Tennessee — 2.6%
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Hlth. & Ed. Facs. Brd. Rev.
Vanderbilt Univ. Ser. A
5.00% due 10/1/2034	1,500,000	1,594,290
Vanderbilt Univ. Ser. B
5.50% due 10/1/2034	1,500,000	1,652,505
Tennessee St. G.O. Ser. C 5.00% due 5/1/2025	1,425,000	1,573,043
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs. Ser. B 5.125% due 5/1/2033	1,500,000	1,594,095
		6,413,933

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Texas — 8.2%
Fort Bend Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.00% due 2/15/2029	$1,500,000	$1,597,965
Grand Prairie Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. Ser. A PSF-GTD Insured 5.00% due 2/15/2022	1,760,000	1,915,179
Harris Cnty. Tex. G.O. Ref-Rd. Ser. A 5.00% due 10/1/2023	1,500,000	1,673,865
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev. 5.00% due 6/1/2028	1,500,000	1,578,870
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C
6.00% due 1/1/2023, 1/1/2025	4,250,000	4,615,855
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,604,100
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Hospital Rev. Ref-Baylor Health Care Sys. Proj. 6.25% due 11/15/2029	1,500,000	1,614,555
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien 6.875% due 12/31/2039	2,130,000	2,214,710
Texas St. Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Ser. A 5.10% due 7/1/2029	1,500,000	1,529,325
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,624,500
		19,968,924
Virginia — 2.0%
Fairfax Cnty. VA Indl. Dev. Auth. Rev. Health Care Inova Ser. C 5.00% due 5/15/2025	500,000	520,765
Tobacco Settlement Fin. Corp. VA Asset Bkd. 5.50% due 6/1/2012(2)	1,500,000	1,651,455
Virginia St. Pub. Sch. Auth. Ser. B 5.00% due 8/1/2028	1,500,000	1,622,835
5.25% due 8/1/2033	1,000,000	1,081,050
		4,876,105
Washington — 1.5%
King Cnty. WA Swr. Rev. 5.50% due 1/1/2030	1,815,000	1,983,123
Tobacco Settlement Auth. WA Tobacco Settlement Rev. Asset Bkd. 6.50% due 6/1/2026	1,500,000	1,537,515
		3,520,638
Wisconsin — 0.8%
Wisconsin St. Health & Edl. Facs. Auth. Rev. Aurora Health Care 6.50% due 4/15/2033	2,000,000	2,043,840
		2,043,840
Total Municipal Bonds (Cost $227,086,742)		236,345,971
Total Investments — 97.1% (Cost $227,086,742)		236,345,971
Other Assets, Net — 2.9%		7,156,901
Total Net Assets — 100.0%		$243,502,872
(1)	When-issued security.
(2)	Pre-refunded.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$236,345,971	$—	$236,345,971

Total	$—	$236,345,971	$—	$236,345,971

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

March 31, 2010 (unaudited)	Principal Amount	Value
Municipal Bonds — 97.0%
California — 13.0%
California Health Facs. Fing. Auth. Rev. Episcopal Home Ser. B 6.00% due 2/1/2032	$1,500,000	$1,505,370
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Ser. I-1 6.125% due 11/1/2029	1,500,000	1,556,535
6.625% due 11/1/2034	2,000,000	2,128,840
		5,190,745
District Of Columbia — 3.6%
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033	1,500,000	1,454,580
		1,454,580
Florida — 8.1%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,642,260
Highlands Cnty. FLA Health Facs. Auth. Rev. Adventist Health/Sunbelt Ser. B 6.00% due 11/15/2037	1,500,000	1,582,785
		3,225,045
Illinois — 6.3%
Illinois Fin. Auth. Rev. Ref-Swedish Covenant Hosp. Ser. A 6.00% due 8/15/2038	1,000,000	986,500
Ref-Roosevelt Univ. Proj. 6.25% due 4/1/2029	1,500,000	1,539,900
		2,526,400
Louisiana — 6.9%
St. John The Baptist Parish LA Rev. Marathon Oil Corp. Ser. A 5.125% due 6/1/2037	1,500,000	1,387,305
Tobacco Settlement Fing. Corp. LA Rev. Asset Bkd. Ser. 2001-B 5.875% due 5/15/2039	1,500,000	1,392,780
		2,780,085
Maryland — 3.8%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,510,830
		1,510,830
Massachusetts — 5.0%
Massachusetts Dev. Fin. Agy. Sr. Living Fac. Rev. Groves-Lincoln Ser. A 7.50% due 6/1/2029	1,000,000	1,019,720
Massachusetts Dev. Fin. Agy. Sr. Living Fac. Rev. Ser. B-1 7.25% due 6/1/2016	1,000,000	1,002,700
		2,022,420
New York — 3.8%
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,504,110
		1,504,110

March 31, 2010 (unaudited)	Principal Amount	Value
Oklahoma — 3.7%
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	$1,500,000	$1,465,680
		1,465,680
Pennsylvania — 7.6%
Cumberland Cnty. PA Mun. Auth. Rev. Diakon Lutheran 6.125% due 1/1/2029	1,500,000	1,479,300
Dauphin Cnty. PA Gen. Auth. Health Sys. Rev. Pinnacle Health Sys Proj. Ser. A 6.00% due 6/1/2036	1,500,000	1,545,630
		3,024,930
Puerto Rico — 6.6%
Puerto Rico Comwlth. G.O.
Ref-Pub. Impt. Ser. B 5.875% due 7/1/2036	1,000,000	1,019,950
6.50% due 7/1/2037	1,500,000	1,633,395
		2,653,345
South Carolina — 7.6%
Richland Cnty. SC Environmental Impt. Rev. International Paper 6.10% due 4/1/2023	1,500,000	1,510,500
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A 6.00% due 4/1/2030	1,500,000	1,528,170
		3,038,670
Texas — 12.8%
Brazos River Tex. Harbor Navigation Dist. Brazoria Cnty. Env. Fac. Rev. Dow Chemical Co. Proj. Ser. A-4 5.95% due 5/15/2033 (1)	1,000,000	980,250
Lufkin Tex. Health Facs. Dev. Corp. Health Sys. Rev. Ref-Memorial Health Sys. of East Tex. 6.25% due 2/15/2037	1,000,000	985,820
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Ret. Fac. CC Young Memorial Home Ser. B-1 7.25% due 2/15/2016	1,500,000	1,507,080
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien-NTE Mobility 7.50% due 12/31/2031	1,500,000	1,636,155
		5,109,305
Washington — 4.4%
Tobacco Settlement Auth. WA Tobacco Settlement Rev. Asset Bkd. 6.625% due 6/1/2032	1,750,000	1,759,905
		1,759,905
Wisconsin — 3.8%
Wisconsin St. Health & Edl. Facs. Auth. Rev. Aurora Health Care 6.40% due 4/15/2033	1,500,000	1,528,770
		1,528,770
Total Municipal Bonds (Cost $37,924,055)		38,794,820
Total Investments — 97.0% (Cost $37,924,055)		38,794,820
Other Assets, Net — 3.0%		1,198,967
Total Net Assets — 100.0%		$39,993,787
(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$38,794,820	$—	$38,794,820

Total	$—	$38,794,820	$—	$38,794,820

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2010 (unaudited)	Principal Amount	Value
Senior Secured Loans — 71.5%
Aerospace/Defense — 1.4%
BE Aerospace, Inc. Term Loan B 5.75% due 7/28/2014(1)	$1,000,000	$1,009,790
		1,009,790
Automotive — 4.1%
Allison Transmission, Inc. Term Loan B 2.98% due 8/7/2014(1)	994,555	946,349
Ford Motor Co. Term Loan 3.26% due 12/16/2013(1)	1,000,000	966,700
TRW Automotive, Inc. Term Loan B3 5.00% due 5/30/2016(1)	997,500	1,005,161
		2,918,210
Capital Goods — 1.4%
The Manitowoc Co., Inc. Term Loan B 7.50% due 11/6/2014(1)	1,000,000	1,000,900
		1,000,900
Chemicals — 7.0%
Hexion Specialty Chemicals, Inc. Extended Term Loan C1 4.05% due 5/5/2015(1)	705,384	675,405
Extended Term Loan C2 4.05% due 5/5/2015(1)	294,616	282,095
Lyondell Chemical Co. Exit Term Loan 5.50% due 3/14/2016(1)	2,000,000	2,019,380
Nalco Co. Term Loan 6.50% due 5/13/2016(1)	997,487	1,006,216
Solutia, Inc. Term Loan B 4.75% due 3/17/2017(1)	1,000,000	1,008,190
		4,991,286
Construction Machinery — 1.4%
Bucyrus International, Inc. Term Loan 4.50% due 2/19/2016(1)	1,000,000	1,009,000
		1,009,000
Consumer Products — 1.4%
Reynolds Group Holdings, Inc. Dollar Term Loan 6.25% due 11/5/2015(1)	993,750	1,002,853
		1,002,853
Electric — 5.0%
Calpine Corp. First Priority Term Loan 3.165% due 3/29/2014(1)	996,778	965,419
Dynegy Holdings, Inc. Synthetic Letter of Credit Due 4/2/2013(2)	925,497	910,116
Term Loan B 4.05% due 4/2/2013(1)	74,503	73,264
Texas Competitive Electric Holdings Co. LLC Term Loan B2 3.729% due 10/10/2014(1)	994,898	816,234

March 31, 2010 (unaudited)	Principal Amount	Value
3.79% due 10/10/2014(1)	$1,000,000	$812,400
		3,577,433
Energy — 4.1%
MEG Energy Corp. Term Loan D 6.00% due 4/3/2016(1)	1,995,000	1,973,813
Venoco, Inc. Term Loan 4.25% due 5/8/2014(1)	1,000,000	946,880
		2,920,693
Environmental — 1.4%
Wm. Bolthouse Farms, Inc. First Lien Term Loan 5.50% due 2/11/2016(1)	1,000,000	1,004,990
		1,004,990
Finance Companies — 2.9%
Delos Aircraft, Inc. Term Loan B2 7.00% due 3/17/2016(1)	1,423,077	1,441,577
International Lease Finance Corp. Term Loan B1 6.75% due 3/17/2015(1)	576,923	591,825
		2,033,402
Financial Other — 2.8%
Pinnacle Foods Holdings Corp. Term Loan C 7.50% due 4/2/2014(1)	1,983,543	2,001,514
		2,001,514
Food — 1.4%
Dole Food Co., Inc.
Term Loan B
5.00% due 3/2/2017(1)	282,353	285,089
Term Loan C
5.00% due 3/2/2017(1)	701,294	708,089
		993,178
Healthcare — 6.8%
Alliance Healthcare Services, Inc. Term Loan B 5.50% due 6/1/2016(1)	997,500	995,006
DaVita, Inc. Tranche B-1 Term Loan 1.73% due 10/5/2012(1)	1,000,000	983,860
HCA, Inc. Term Loan B 2.54% due 11/18/2013(1)	848,013	826,482
IMS Health, Inc. Term Loan B 5.25% due 2/26/2016(1)	1,000,000	1,006,510
Vanguard Health Holding Co. II, LLC Term Loan B 5.00% due 1/29/2016(1)	1,000,000	1,001,430
		4,813,288
Industrial Other — 1.4%
JohnsonDiversey, Inc. Term Loan B 5.50% due 11/24/2015(1)	997,500	1,005,291
		1,005,291
Media Cable — 5.6%
Charter Communications Operating LLC
Replacement Term Loan
2.30% due 3/6/2014(1)	1,000,000	963,630
New Term Loan
7.25% due 3/6/2014(1)	997,456	1,020,317

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Mediacom Illinois LLC Tranche C Term Loan 2.05% due 1/31/2015(1)	$1,000,000	$955,250
Weather Channel Replacement Term Loan 5.00% due 9/14/2015(1)	1,000,000	1,010,630
		3,949,827
Media Noncable — 5.2%
Getty Images, Inc. Initial Term Loan 6.25% due 7/2/2015(1)	972,245	975,891
Intelsat Jackson Holdings Ltd. Term Loan 3.228% due 2/2/2014(1)	1,000,000	927,500
Nielsen Finance LLC Class B Term loan 3.979% due 5/2/2016(1)	994,975	975,901
Virgin Media Dover LLC Term Loan B10 3.749% due 9/3/2012(1)	793,678	789,051
		3,668,343
Packaging — 1.4%
Graphic Packaging International, Inc. Term Loan C 2.999% due 5/16/2014(1)	956,124	952,185
		952,185
Paper — 2.8%
Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B 6.75% due 2/22/2016(1)(4)	2,000,000	2,000,500
		2,000,500
Pharmaceuticals — 1.4%
Mylan Laboratories, Inc. Term Loan B 3.55% due 10/2/2014(1)	1,000,000	999,500
		999,500
Pipelines — 2.8%
Atlas Pipeline Partners L.P. Term Loan 6.75% due 7/27/2014(1)	1,000,000	998,130
Targa Resources, Inc. New Term Loan 6.00% due 7/5/2016(1)	997,500	1,001,081
		1,999,211
Retailers — 2.5%
Dollar General Corp. Tranche B-1 Term Loan 2.986% due 7/7/2014(1)	855,835	845,916
The Neiman Marcus Group, Inc. Term Loan B 2.228% due 4/5/2013(1)	1,000,000	946,440
		1,792,356
Technology — 4.1%
Brocade Communications Systems, Inc. Term Loan B 7.00% due 10/7/2013(1)	1,000,000	1,006,670
First Data Corp. Term Loan B3 3.032% due 9/24/2014(1)	994,898	877,998
SunGard Data Systems, Inc. Tranche B 3.864% due 2/26/2016(1)	992,308	983,089
		2,867,757

March 31, 2010 (unaudited)	Principal Amount	Value
Textile — 1.4%
Hanesbrands, Inc. New Term Loan 5.25% due 12/10/2015(1)	$997,500	$1,008,034
		1,008,034
Transportation — 0.4%
Avis Budget Car Rental LLC Term Loan 4.00% due 4/19/2012(1)	264,019	262,633
		262,633
Wireless — 1.4%
MetroPCS Wireless, Inc. Term Loan B 2.50% due 11/4/2013(1)	1,000,000	977,080
		977,080
Total Senior Secured Loans (Cost $50,086,981)		50,759,254
Corporate Bonds — 26.1%
Automotive — 1.4%
Ford Motor Credit Co. LLC Sr. Nt. 3.001% due 1/13/2012(1)	1,000,000	971,250
		971,250
Banking — 1.5%
BankAmerica Capital III 0.821% due 1/15/2027(1)	1,500,000	1,031,564
		1,031,564
Energy — 4.9%
Denbury Resources, Inc. 7.50% due 12/15/2015	1,000,000	1,020,000
Linn Energy LLC Sr. Nt. 8.625% due 4/15/2020(3)	500,000	500,625
OPTI Canada, Inc. Sr. Sec. Nt. 9.00% due 12/15/2012(3)	1,000,000	1,030,000
SandRidge Energy, Inc. 3.876% due 4/1/2014(1)	1,000,000	916,451
		3,467,076
Food And Beverage — 1.3%
Aramark Corp. Sr. Nt. 3.749% due 2/1/2015(1)	1,000,000	930,000
		930,000
Gaming — 1.4%
Scientific Games Corp. 6.25% due 12/15/2012	1,000,000	992,500
		992,500
Healthcare — 1.2%
Universal Hospital Services, Inc. Sr. Sec. Nt. 3.859% due 6/1/2015(1)	1,000,000	852,500
		852,500
Metals And Mining — 4.2%
FMG Finance Pty Ltd. Sr. Sec. Nt. 4.252% due 9/1/2011(1)(3)	2,000,000	2,002,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Steel Dynamics, Inc. 6.75% due 4/1/2015	$1,000,000	$1,007,500
		3,010,000
Non Captive Diversified — 1.2%
GMAC, Inc. 2.452% due 12/1/2014(1)	1,000,000	880,525
		880,525
Retailers — 2.9%
AutoNation, Inc. Sr. Nt. 2.251% due 4/15/2013(1)	1,000,000	1,010,000
Susser Holdings LLC 10.625% due 12/15/2013	1,000,000	1,040,000
		2,050,000
Technology — 1.3%
Sanmina-SCI Corp. 3.007% due 6/15/2014(1)(3)	1,000,000	945,000
		945,000
Wireless — 2.7%
Digicel Ltd. Sr. Nt. 8.25% due 9/1/2017(3)	1,000,000	990,000
iPCS, Inc. Sr. Sec. Nt. 2.374% due 5/1/2013(1)	1,000,000	925,000
		1,915,000
Wirelines — 2.1%
New Communications Holdings, Inc. Sr. Nt. 7.875% due 4/15/2015(3)	500,000	513,750
Qwest Corp. Sr. Nt. 3.507% due 6/15/2013(1)	1,000,000	1,008,750
		1,522,500
Total Corporate Bonds (Cost $18,296,268)		18,567,915
Repurchase Agreements — 5.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $4,000,000, due 4/1/2010(5)	4,000,000	4,000,000
Total Repurchase Agreements (Cost $4,000,000)		4,000,000
Total Investments — 103.2% (Cost $72,383,249)		73,327,169
Other Liabilities, Net — (3.2)%		(2,270,757)
Total Net Assets — 100.0%		$71,056,412
(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.
(2)	Rate to be determined on settlement date.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2010, the aggregate market value of these securities amounted to $5,981,875, representing 8.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Access to loan principal is contingent upon exiting bankruptcy. Fund accrues a commitment fee until loan principal is accessed at which time the fund begins accruing at the coupon rate.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	4.375%	9/17/2010	$4,082,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$50,759,254	$—	$50,759,254
Corporate Bonds	—	18,567,915	—	18,567,915
Repurchase Agreements	—	4,000,000	—	4,000,000

Total	$—	$73,327,169	$—	$73,327,169

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2010 (unaudited)	Principal Amount	Value
Asset Backed Securities — 1.0%
Chase Issuance Trust 2009-A2 A2 1.78% due 4/15/2014(1)	$500,000	$512,898
Total Asset Backed Securities (Cost $512,891)		512,898
Collateralized Mortgage Obligations — 13.7%
Chase Mortgage Finance Corp. 2003-S10 A1 4.75% due 11/25/2018	446,293	452,848
2003-S14 2A2 5.00% due 1/25/2034	414,751	417,149
2003-S14 3A1 5.50% due 1/25/2034	494,607	497,200
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018	465,024	476,504
2003-27 5A2 5.25% due 1/25/2018	472,423	487,998
GMAC Mortgage Corp. Loan Trust 2004-J6 2A1 5.25% due 2/25/2035	401,283	405,365
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	434,598	440,981
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019	628,715	631,662
Residential Funding Mortgage Securities I 2004-S9 2A1 4.75% due 12/25/2019	541,345	531,147
2005-S1 2A1 4.75% due 2/25/2020	458,289	454,597
Structured Asset Securities Corp. 2003-29 1A1 4.75% due 9/25/2018	517,489	525,089
2005-6 5A6 5.00% due 5/25/2035	454,328	450,233
Wells Fargo Mortgage Backed Securities Trust 2003-8 A1 4.50% due 8/25/2018	484,401	490,305
2005-2 2A1 4.75% due 4/25/2020	465,375	467,556
2003-17 1A4 5.50% due 1/25/2034	548,735	553,329
Total Collateralized Mortgage Obligations (Cost $7,295,732)		7,281,963
Senior Secured Loans — 7.5%
Consumer Products — 1.9%
Reynolds Group Holdings, Inc. Term Loan 6.25% due 11/5/2015(1)	993,750	1,002,853
		1,002,853

March 31, 2010 (unaudited)	Principal Amount	Value
Energy — 1.8%
MEG Energy Corp. Term Loan D 6.00% due 4/3/2016(1)	$997,494	$986,900
		986,900
Food — 1.9%
Pinnacle Foods Holdings Corp. Term Loan C 7.50% due 4/2/2014(1)	983,543	992,454
		992,454
Textile — 1.9%
Hanesbrands, Inc. New Term Loan 5.25% due 12/10/2015(1)	997,500	1,008,034
		1,008,034
Total Senior Secured Loans (Cost $4,006,176)		3,990,241
Commercial Mortgage-Backed Securities — 8.9%
Bear Stearns Commercial Mortgage Securities 2003-PWR2 A4 5.186% due 5/11/2039(1)(2)	500,000	523,600
Commercial Mortgage Pass-Through Certificates 2004-LB2A A3 4.221% due 3/10/2039	544,019	549,862
Crown Castle Towers LLC Sr. Sec. Nt. 4.523% due 1/15/2015(3)	500,000	506,758
CS First Boston Mortgage Securities Corp. 2003-C3 A5 3.936% due 5/15/2038(2)	500,000	509,310
First Union National Bank Commercial Mortgage Trust 2001-C4 A2 6.223% due 12/12/2033(2)	500,000	525,136
First Union-Lehman Brothers-Bank of America 1998-C2 E 6.778% due 11/18/2035	500,000	535,580
LB UBS Commercial Mortgage Trust 2002-C1 A4 6.462% due 3/15/2031	500,000	534,813
Morgan Stanley Dean Witter Capital I 2002-IQ2 B 5.93% due 12/15/2035	500,000	529,478
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4 4.748% due 2/15/2041	500,000	519,191
Total Commercial Mortgage-Backed Securities (Cost $4,672,394)		4,733,728
Corporate Bonds — 63.3%
Aerospace/Defense — 1.0%
BE Aerospace, Inc. Sr. Nt. 8.50% due 7/1/2018	250,000	266,875
Bombardier, Inc. Sr. Nt. 7.75% due 3/15/2020(3)	250,000	261,250
		528,125

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund (continued)

March 31, 2010 (unaudited)	Foreign Currency(5)	Principal Amount	Value
Airlines — 0.5%
Delta Air Lines, Inc. Sr. Sec. Nt. 9.50% due 9/15/2014(3)		$250,000	$262,813
			262,813
Automotive — 3.1%
Daimler Finance North America LLC 5.875% due 3/15/2011(2)		500,000	520,193
Ford Motor Credit Co. LLC Sr. Nt. 8.125% due 1/15/2020		250,000	262,243
Lear Corp. 8.125% due 3/15/2020		200,000	203,250
Navistar International Corp. 8.25% due 11/1/2021		250,000	255,000
Volvo Treasury AB 4.50% due 4/4/2014(2)	SEK	3,000,000	413,802
			1,654,488
Banking — 10.7%
American Express Travel Related Services Co., Inc. Sr. Nt. 5.25% due 11/21/2011(3)		500,000	522,552
Australia & New Zealand Banking Group Ltd. 6.75% due 11/10/2014(2)	AUD	1,000,000	922,325
Bank Nederlandse Gemeenten NV Sr. Nt. 5.875% due 1/30/2015(2)	NZD	500,000	360,254
Citigroup, Inc. Sr. Nt. 5.50% due 10/15/2014		500,000	517,453
JPMorgan Chase & Co. Sr. Nt. 6.00% due 1/15/2018		500,000	542,851
Kreditanstalt fuer Wiederaufbau 4.75% due 8/12/2015(2)	SEK	3,000,000	452,658
Morgan Stanley Sr. Nt. 4.20% due 11/20/2014		500,000	501,103
Rabobank Nederland NV Sr. Nt. 6.50% due 1/15/2015(2)	AUD	1,000,000	918,667
The Goldman Sachs Group, Inc. Sr. Nt. 5.95% due 1/18/2018		500,000	524,574
Westpac Banking Corp. Sr. Nt. 7.25% due 11/18/2016(2)	AUD	500,000	460,505
			5,722,942
Brokerage — 1.8%
BlackRock, Inc. Sr. Nt. 3.50% due 12/10/2014		500,000	506,142
Investor AB Sr. Nt. 5.25% due 9/4/2019(2)	SEK	3,000,000	436,449
			942,591
Chemicals — 1.1%
FMC Corp. Sr. Nt. 5.20% due 12/15/2019		250,000	252,059

March 31, 2010 (unaudited)	Foreign Currency(5)	Principal Amount	Value
Huntsman International LLC Sr. Sub. Nt. 8.625% due 3/15/2020(3)		$130,000	$130,650
LBI Escrow Corp. Sr. Sec. Nt. 8.00% due 11/1/2017(3)		200,000	207,500
			590,209
Electric — 0.9%
Mirant Mid Atlantic Pass Through Tr. Ser. A 8.625% due 6/30/2012		242,333	249,907
RRI Energy, Inc. Sr. Nt. 7.875% due 6/15/2017		250,000	224,375
			474,282
Energy — 1.4%
SandRidge Energy, Inc. 3.876% due 4/1/2014(1)		250,000	229,113
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(2)		500,000	538,742
			767,855
Food And Beverage — 2.3%
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 1/15/2015		500,000	514,449
Aramark Corp. Sr. Nt. 3.749% due 2/1/2015(1)		250,000	232,500
Mead Johnson Nutrition Co. 4.90% due 11/1/2019(3)		500,000	496,217
			1,243,166
Gaming — 0.7%
MGM Mirage, Inc. Sr. Sec. Nt. 9.00% due 3/15/2020(3)		100,000	103,000
Wynn Las Vegas LLC 6.625% due 12/1/2014		250,000	249,375
			352,375
Government Related — 13.1%
Development Bank of Japan 2.30% due 3/19/2026(2)	JPY	40,000,000	439,751
European Investment Bank Sr. Nt. 1.90% due 1/26/2026	JPY	50,000,000	518,232
5.00% due 12/1/2020(2)	SEK	4,000,000	605,973
Hungary Government Bond 5.50% due 2/12/2014(2)	HUF	93,300,000	465,502
6.75% due 11/24/2017(2)	HUF	93,300,000	473,149
Kreditanstalt fuer Wiederaufbau 6.00% due 3/28/2017(2)	AUD	500,000	448,130
6.375% due 2/17/2015	NZD	500,000	368,504
Petrobras International Finance Co. 5.875% due 3/1/2018(2)		500,000	522,174
Poland Government Bond 5.25% due 4/25/2013 - 10/25/2017(2)	PLN	2,800,000	988,595
5.50% due 10/25/2019(2)	PLN	1,400,000	489,467
6.25% due 10/24/2015(2)	PLN	1,400,000	516,038
Province of Ontario Canada 6.25% due 6/16/2015(2)	NZD	500,000	364,175

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund (continued)

March 31, 2010 (unaudited)	Foreign Currency(5)	Principal Amount	Value
Svensk Exportkredit AB Sr. Nt. 7.625% due 6/30/2014(2)	NZD	$1,000,000	$764,278
			6,963,968
Insurance - Life — 0.9%
Prudential Financial, Inc. Sr. Nt. Ser. D 5.70% due 12/14/2036		500,000	473,758
			473,758
Insurance P&C — 1.6%
ACE INA Holdings, Inc. 5.70% due 2/15/2017		300,000	324,085
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019		500,000	522,564
			846,649
Media Cable — 3.4%
Comcast Corp. 6.50% due 11/15/2035		500,000	512,138
DirecTV Holdings LLC 4.75% due 10/1/2014(3)		500,000	522,357
Time Warner Cable, Inc. 6.55% due 5/1/2037(2)		500,000	511,053
Virgin Media Finance PLC Ser. 1 9.50% due 8/15/2016		250,000	273,125
			1,818,673
Media Noncable — 2.9%
Discovery Communications LLC 5.625% due 8/15/2019		500,000	521,955
Intelsat Jackson Holdings Ltd. 8.50% due 11/1/2019(3)		250,000	262,500
News America, Inc. 5.65% due 8/15/2020		500,000	526,820
Quebecor Media, Inc. Sr. Nt. 7.75% due 3/15/2016		250,000	253,125
			1,564,400
Metals And Mining — 2.2%
ArcelorMittal Sr. Nt. 6.125% due 6/1/2018(2)		500,000	524,853
CONSOL Energy, Inc. 8.25% due 4/1/2020(3)		100,000	102,750
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.25% due 4/1/2015		500,000	544,375
			1,171,978
Non Captive Diversified — 0.5%
International Lease Finance Corp. Sr. Nt. 8.625% due 9/15/2015(3)		250,000	255,564
			255,564
Pipelines — 1.5%
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% due 2/15/2018(3)		250,000	257,813
Plains All American Pipeline LP 4.25% due 9/1/2012(2)		500,000	519,469
			777,282
REITs — 3.9%
Equity One, Inc. 6.25% due 12/15/2014		500,000	512,518

March 31, 2010 (unaudited)	Principal Amount	Value
Mack-Cali Realty LP Sr. Nt. 7.75% due 2/15/2011	$500,000	$522,771
Simon Property Group LP Sr. Nt. 4.90% due 1/30/2014	500,000	523,623
WCI Finance LLC 5.70% due 10/1/2016(3)	500,000	513,888
		2,072,800
Retailers — 1.7%
Nordstrom, Inc. Sr. Nt. 6.25% due 1/15/2018(2)	500,000	550,106
Sonic Automotive, Inc. Sr. Sub. Nt. 9.00% due 3/15/2018(3)	100,000	102,500
Susser Holdings LLC 10.625% due 12/15/2013	250,000	260,000
		912,606
Technology — 2.4%
Agilent Technologies, Inc. Sr. Nt. 5.50% due 9/14/2015	500,000	535,980
DuPont Fabros Technology LP 8.50% due 12/15/2017(3)	250,000	257,500
GXS Worldwide, Inc. Sr. Sec. Nt. 9.75% due 6/15/2015(3)	250,000	240,625
Sanmina-SCI Corp. 3.007% due 6/15/2014(1)(3)	250,000	236,250
		1,270,355
Transportation Services — 0.9%
Avis Budget Car Rental LLC Budget Finance, Inc. 9.625% due 3/15/2018(3)	200,000	209,000
Teekay Corp. Sr. Nt. 8.50% due 1/15/2020	250,000	261,250
		470,250
Wireless — 2.9%
America Movil SAB de C.V. 5.625% due 11/15/2017	500,000	528,191
American Tower Corp. Sr. Nt. 4.625% due 4/1/2015	500,000	514,207
Nextel Communications, Inc. Ser. D 7.375% due 8/1/2015	250,000	237,500
NII Capital Corp. 8.875% due 12/15/2019(3)	250,000	258,750
		1,538,648
Wirelines — 1.9%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038	500,000	507,392
Telecom Italia Capital S.A. 4.95% due 9/30/2014	500,000	512,915
		1,020,307
Total Corporate Bonds (Cost $33,371,302)		33,696,084

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Municipal Bonds — 2.9%
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Ser. I-1 6.125% due 11/1/2029	$500,000	$518,845
California St. Var. Purp. G.O. 6.00% due 4/1/2038	500,000	526,585
Puerto Rico Comwlth. G.O. Ref. Pub. Impt. Ser. C 6.00% due 7/1/2039	500,000	523,395
Total Municipal Bonds (Cost $1,504,643)		1,568,825
Repurchase Agreements — 4.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $2,119,000, due 4/1/2010(4)	2,119,000	2,119,000
Total Repurchase Agreements (Cost $2,119,000)		2,119,000
Total Investments — 101.3% (Cost $53,482,138)		53,902,739
Other Liabilities, Net — (1.3)%		(716,897)
Total Net Assets — 100.0%		$53,185,842
(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.
(2)	Security is segregated as collateral to cover margin requirements on open forwards contracts.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2010, the aggregate market value of these securities amounted to $5,710,237, representing 10.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	4.375%	9/17/2010	$2,163,460

At March 31, 2010, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation\ (Depreciation)
JPY	$1,118,192	$1,154,422	6/15/2010	$(36,230)

				(36,230)

Forward Currency Contracts to Sell
AUD	2,776,973	2,757,911	6/15/2010	(19,062)
HUF	903,186	906,968	6/15/2010	3,782
JPY	2,033,077	2,099,074	6/15/2010	65,997
NZD	1,852,430	1,819,593	6/15/2010	(32,837)
PLN	1,914,900	1,910,983	6/15/2010	(3,917)
SEK	1,939,196	1,969,819	6/15/2010	30,623

				44,586

Total				$8,356

Currency Legend:

  AUD – Australian Dollar

  HUF – Hungarian Forint

  JPY – Japanese Yen

  NZD – New Zealand Dollar

  PLN – Polish Zloty

  SEK – Swedish Krona

(5)	See currency legend above.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$512,898	$—	$512,898
Collateralized Mortgage Obligations	—	7,281,963	—	7,281,963
Senior Secured Loans	—	3,990,241	—	3,990,241
Commercial Mortgage-Backed Securities	—	4,733,728	—	4,733,728
Corporate Bonds	—	33,696,084	—	33,696,084
Municipal Bonds	—	1,568,825	—	1,568,825
Repurchase Agreements	—	2,119,000	—	2,119,000
Other Financial Instruments
Forward Currency Contracts	—	8,356	—	8,356

Total	$—	$53,911,095	$—	$53,911,095

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

March 31, 2010 (unaudited)	Principal Amount	Value
Commercial Paper — 82.2%
Airport Development & Maintenance — 2.0%
Los Angeles Department of Airports 0.25% due 5/11/2010	$10,000,000	$9,997,222
		9,997,222
Computers — 8.2%
Dell, Inc. 0.12% due 4/14/2010(1)	10,000,000	9,999,567
Hewlett-Packard Co. 0.15% due 4/30/2010(1)	3,000,000	2,999,638
0.16% due 4/30/2010(1)	12,000,000	11,998,453
International Business Machines Corp. 0.11% due 4/1/2010(1)	10,000,000	10,000,000
0.13% due 4/12/2010(1)	5,000,000	4,999,801
		39,997,459
Conglomerates — 2.5%
General Electric Capital Corp. 0.13% due 4/30/2010	4,000,000	3,999,581
0.15% due 5/28/2010	8,000,000	7,998,100
		11,997,681
Education Revenue — 4.0%
Cornell University 0.18% due 6/9/2010	5,000,000	4,998,275
Pres & Fell Harvard 0.11% due 4/8/2010	5,000,000	4,999,893
Yale University 0.15% due 5/3/2010	2,500,000	2,499,667
0.18% due 4/9/2010	2,000,000	1,999,920
0.25% due 8/2/2010	5,000,000	4,995,729
		19,493,484
Electric — 8.2%
American Transmission Co., LLC 0.20% due 4/1/2010(1)	5,000,000	5,000,000
Electricite de France 0.13% due 4/1/2010(1)	10,000,000	10,000,000
0.18% due 4/28/2010(1)	5,000,000	4,999,325
Emerson Electric Co. 0.12% due 4/19/2010 -5/20/2010(1)	10,000,000	9,998,883
Hydro-Quebec 0.13% due 4/13/2010(1)	10,000,000	9,999,567
		39,997,775
Finance Companies — 2.0%
Private Export Funding Corp. 0.17% due 7/6/2010(1)	10,000,000	9,995,467
		9,995,467
Financial - Banks — 3.1%
Abbey National North America 0.19% due 4/28/2010	5,000,000	4,999,288
BNP Paribas Finance, Inc. 0.10% due 4/1/2010	10,000,000	10,000,000
		14,999,288
Food And Beverage — 11.3%
Campbell Soup Co. 0.11% due 4/12/2010(1)	15,500,000	15,499,479
Nestle Capital Corp. 0.15% due 6/4/2010(1)	5,000,000	4,998,667
0.16% due 6/14/2010(1)	5,000,000	4,998,355
0.17% due 5/21/2010(1)	5,000,000	4,998,819
Pepsico, Inc. 0.12% due 5/3/2010(1)	5,000,000	4,999,467
0.15% due 4/15/2010(1)	10,000,000	9,999,417

March 31, 2010 (unaudited)	Principal Amount	Value
The Coca-Cola Co. 0.15% due 6/2/2010(1)	$5,000,000	$4,998,708
0.20% due 6/7/2010(1)	5,000,000	4,998,139
		55,491,051
Household Products - Wares — 3.1%
Proctor & Gamble Co. 0.11% due 4/19/2010(1)	10,000,000	9,999,450
0.16% due 4/29/2010(1)	5,000,000	4,999,378
		14,998,828
Machinery — 3.1%
John Deere Bank S.A. 0.13% due 4/6/2010(1)	5,000,000	4,999,910
0.14% due 4/7/2010(1)	5,000,000	4,999,883
0.19% due 4/21/2010(1)	5,000,000	4,999,472
		14,999,265
Oil & Gas Services — 5.1%
Baker Hughes, Inc. 0.10% due 4/1/2010(1)	10,000,000	10,000,000
0.14% due 4/16/2010(1)	5,000,000	4,999,708
Koch Resources LLC 0.18% due 4/16/2010(1)	10,000,000	9,999,250
		24,998,958
Optical Supplies/Personal Products — 1.0%
Alcon Capital Corp. 0.08% due 4/12/2010(1)	5,000,000	4,999,878
		4,999,878
Personal Products — 2.0%
L’Oreal U.S.A., Inc. 0.12% due 4/7/2010(1)	10,000,000	9,999,800
		9,999,800
Pharmaceuticals — 10.2%
Abbot Laboratories 0.11% due 4/5/2010(1)	5,000,000	4,999,939
0.16% due 4/28/2010(1)	5,000,000	4,999,400
Medtronic, Inc. 0.13% due 4/16/2010(1)	10,000,000	9,999,458
Merck & Co., Inc. 0.17% due 5/21/2010(1)	10,000,000	9,997,639
0.28% due 9/3/2010(1)	5,000,000	4,993,972
Roche Holdings, Inc. 0.15% due 5/3/2010(1)	5,000,000	4,999,333
0.16% due 4/6/2010(1)	10,000,000	9,999,778
		49,989,519
Software — 4.1%
Microsoft Corp. 0.16% due 5/26/2010(1)	10,000,000	9,997,556
0.19% due 8/17/2010(1)	5,000,000	4,996,358
Oracle Corp. 0.14% due 5/17/2010(1)	5,000,000	4,999,105
		19,993,019
Telecommunications — 2.1%
AT&T, Inc. 0.12% due 4/5/2010(1)	10,000,000	9,999,867
		9,999,867
Tobacco — 2.0%
Philip Morris International, Inc. 0.30% due 8/11/2010(1)	10,000,000	9,989,000
		9,989,000
Transportation — 3.1%
NetJets, Inc. 0.16% due 5/14/2010(1)	5,000,000	4,999,045

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
United Parcel Service, Inc. 0.12% due 5/3/2010(1)	$10,000,000	$9,998,933
		14,997,978
Utilities - Electric & Water — 5.1%
National Rural Utilities Cooperative Finance Corp. 0.20% due 4/19/2010	10,000,000	9,999,000
Southern Co. 0.15% due 4/14/2010(1)	5,000,000	4,999,729
0.17% due 4/8/2010(1)	10,000,000	9,999,670
		24,998,399
Total Commercial Paper (Cost $401,933,938)		401,933,938
Municipal Securities — 17.2%
Connecticut — 3.7%
Connecticut St. Housing Fin. Auth. Ser. B-4 0.35% due 4/1/2010(2)	17,860,000	17,860,000
		17,860,000
District Of Columbia — 0.4%
District of Columbia Univ. Rev. Ref-Georgetown Univ. Ser. C 0.28% due 4/1/2010(2)	2,000,000	2,000,000
		2,000,000
Iowa — 0.9%
Iowa Fin. Auth. Single Family Mtg. Rev. Mtg. Bkd. Secs. Prog. Ser. C 0.23% due 4/1/2010(2)	4,470,000	4,470,000
		4,470,000
Nebraska — 1.0%
Nebraska Pub. Pwr. Dist. 0.37% due 11/1/2010	5,000,000	4,989,003
		4,989,003
New Jersey — 2.1%
New Jersey St. Tax & Rev. Antic. Nts. 2.50% due 6/24/2010	10,000,000	10,044,924
		10,044,924
New York — 9.1%
New York St. Environmental Facs. Corp. St. Personal Income Tax Rev. 3.50% due 12/15/2010	5,000,000	5,096,667
New York St. Pwr. Auth. 0.25% due 4/1/2010 -5/3/2010	14,365,000	14,363,543
New York St. Urban Dev. Corp. Rev. St. Facs. Ser. A3A 0.32% due 4/1/2010(2)	5,000,000	5,000,000
St. Facs. Ser. A3C 0.32% due 4/1/2010(2)	10,000,000	10,000,000
Triborough Brdg. & Tunl. Auth. NY Revs. Bd. Antic. Nts. 2.00% due 11/15/2010	10,000,000	10,096,978
		44,557,188
Total Municipal Securities (Cost $83,921,115)		83,921,115

March 31, 2010 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $5,602,000, due 4/1/2010(3)	$5,602,000	$5,602,000
Total Repurchase Agreements (Cost $5,602,000)		5,602,000
Total Investments — 100.5% (Cost $491,457,053)		491,457,053
Other Liabilities, Net — (0.5)%		(2,237,142)
Total Net Assets — 100.0%		$489,219,911
(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At March 31, 2010, the aggregate market value of these securities amounted to $335,447,263, representing 68.6% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2010.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	4.375%	9/17/2010	$5,714,800

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$401,933,938	$—	$401,933,938
Municipal Securities	—	83,921,115	—	83,921,115
Repurchase Agreements	—	5,602,000	—	5,602,000

Total	$—	$491,457,053	$—	$491,457,053

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 96.4%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	2,875	$111,579
The Interpublic Group of Companies, Inc.(1)	4,659	38,763
		150,342
Aerospace — 2.4%
FLIR Systems, Inc.(1)	1,397	39,395
General Dynamics Corp.	3,424	264,333
Goodrich Corp.	1,090	76,867
L-3 Communications Holdings, Inc.	1,065	97,586
Lockheed Martin Corp.	2,801	233,099
Northrop Grumman Corp.	2,753	180,514
Raytheon Co.	3,370	192,495
Rockwell Collins, Inc.	1,440	90,130
Textron, Inc.	2,392	50,782
The Boeing Co.	6,743	489,609
United Technologies Corp.	8,328	613,024
		2,327,834
Air Transport — 0.4%
FedEx Corp.	2,775	259,185
Southwest Airlines Co.	6,521	86,208
		345,393
Aluminum — 0.1%
Alcoa, Inc.	8,645	123,105
		123,105
Asset Management & Custodian — 0.8%
Federated Investors, Inc., Class B	748	19,732
Franklin Resources, Inc.	1,335	148,051
Invesco Ltd.	3,816	83,609
Janus Capital Group, Inc.	1,582	22,607
Legg Mason, Inc.	1,421	40,740
Northern Trust Corp.	2,292	126,656
State Street Corp.	4,392	198,255
T. Rowe Price Group, Inc.	2,276	125,021
		764,671
Auto Parts — 0.3%
Genuine Parts Co.	1,469	62,051
Johnson Controls, Inc.	5,944	196,092
		258,143
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	2,107	26,632
		26,632
Automobiles — 0.4%
Ford Motor Co.(1)	29,706	373,404
		373,404
Back Office Support, HR, And Consulting — 0.4%
Automatic Data Processing, Inc.	4,570	203,228
Iron Mountain, Inc.	1,659	45,457
Monster Worldwide, Inc.(1)	1,114	18,504
Paychex, Inc.	2,935	90,104
Robert Half International, Inc.	1,347	40,989
		398,282
Banks: Diversified — 4.7%
Bank of America Corp.(2)	89,372	1,595,290
BB&T Corp.	6,072	196,672
Comerica, Inc.	1,631	62,043
Fifth Third Bancorp	7,081	96,231
First Horizon National Corp.(1)	1,889	26,542
Huntington Bancshares, Inc.	6,346	34,078
KeyCorp	8,017	62,132
M&T Bank Corp.	725	57,551
Marshall & Ilsley Corp.	4,688	37,738
PNC Financial Services Group, Inc.	4,594	274,262
Regions Financial Corp.	10,446	82,001

March 31, 2010 (unaudited)	Shares	Value
SunTrust Banks, Inc.	4,430	$118,680
U.S. Bancorp	17,006	440,115
Wells Fargo & Co.	46,153	1,436,281
Zions Bancorporation	1,157	25,246
		4,544,862
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	4,302	60,916
People’s United Financial, Inc.	3,307	51,722
		112,638
Beverage: Brewers & Distillers — 0.2%
Brown-Forman Corp., Class B	1,014	60,282
Constellation Brands, Inc., Class A(1)	1,836	30,184
Molson Coors Brewing Co., Class B	1,433	60,272
		150,738
Beverage: Soft Drinks — 2.3%
Coca-Cola Enterprises, Inc.	2,894	80,048
Dr. Pepper Snapple Group, Inc.	2,226	78,289
PepsiCo, Inc.	14,589	965,208
The Coca-Cola Co.	20,578	1,131,790
		2,255,335
Biotechnology — 1.6%
Amgen, Inc.(1)	8,725	521,406
Baxter International, Inc.	5,259	306,074
Biogen Idec, Inc.(1)	2,402	137,779
Celgene Corp.(1)	4,236	262,462
Cephalon, Inc.(1)	784	53,139
Genzyme Corp.(1)	2,290	118,691
Life Technologies Corp.(1)	1,621	84,730
Millipore Corp.(1)	567	59,875
		1,544,156
Building Materials — 0.1%
Masco Corp.	3,148	48,857
Vulcan Materials Co.	1,140	53,854
		102,711
Cable Television Services — 1.0%
Comcast Corp., Class A	25,752	484,652
DIRECTV, Class A(1)	8,596	290,631
Scripps Networks Interactive, Inc., Class A	814	36,101
Time Warner Cable, Inc.	3,120	166,327
		977,711
Casinos & Gambling — 0.0%
International Game Technology	2,602	48,007
		48,007
Chemicals: Diversified — 0.9%
Airgas, Inc.	700	44,534
E.I. du Pont de Nemours & Co.	8,010	298,292
Eastman Chemical Co.	662	42,156
Ecolab, Inc.	2,161	94,976
FMC Corp.	640	38,746
Sigma-Aldrich Corp.	1,115	59,831
The Dow Chemical Co.	10,303	304,660
		883,195
Chemicals: Speciality — 0.4%
Air Products & Chemicals, Inc.	1,906	140,949
International Flavors & Fragrances, Inc.	662	31,557
Praxair, Inc.	2,816	233,728
		406,234
Coal — 0.2%
CONSOL Energy, Inc.	1,600	68,256
Massey Energy Co.	767	40,106
Peabody Energy Corp.	2,381	108,812
		217,174

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

March 31, 2010 (unaudited)	Shares	Value
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	513	$19,884
		19,884
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	3,184	137,995
		137,995
Communications Technology — 2.3%
Cisco Systems, Inc.(1)	51,137	1,331,096
Harris Corp.	1,212	57,558
JDS Uniphase Corp.(1)	2,019	25,298
Juniper Networks, Inc.(1)	4,699	144,165
QLogic Corp.(1)	1,024	20,787
QUALCOMM, Inc.	15,126	635,141
Tellabs, Inc.	3,354	25,390
		2,239,435
Computer Services, Software & Systems — 5.7%
Adobe Systems, Inc.(1)	4,703	166,345
Akamai Technologies, Inc.(1)	1,529	48,026
Autodesk, Inc.(1)	2,095	61,635
BMC Software, Inc.(1)	1,796	68,248
CA, Inc.	3,634	85,290
Citrix Systems, Inc.(1)	1,674	79,465
Cognizant Technology Solutions Corp., Class A(1)	2,602	132,650
Computer Sciences Corp.(1)	1,384	75,414
Compuware Corp.(1)	2,083	17,497
Google, Inc., Class A(1)	2,144	1,215,669
Intuit, Inc.(1)	2,971	102,024
McAfee, Inc.(1)	1,442	57,867
Microsoft Corp.(2)	67,977	1,989,687
Novell, Inc.(1)	2,927	17,533
Oracle Corp.	34,744	892,573
Red Hat, Inc.(1)	1,745	51,076
SAIC, Inc.(1)	2,715	48,056
Salesforce.com, Inc.(1)	995	74,078
Symantec Corp.(1)	6,965	117,848
Teradata Corp.(1)	1,568	45,300
VeriSign, Inc.(1)	1,638	42,604
Yahoo! Inc.(1)	11,147	184,260
		5,573,145
Computer Technology — 5.5%
Apple, Inc.(1)(2)	8,050	1,891,187
Dell, Inc.(1)	15,216	228,392
EMC Corp.(1)	18,056	325,730
Hewlett-Packard Co.	21,082	1,120,508
International Business Machines Corp.(2)	11,573	1,484,237
NetApp, Inc.(1)	2,989	97,322
NVIDIA Corp.(1)	4,994	86,796
SanDisk Corp.(1)	2,010	69,606
Western Digital Corp.(1)	2,020	78,760
		5,382,538
Consumer Electronics — 0.0%
Harman International Industries, Inc.(1)	631	29,518
		29,518
Consumer Lending — 0.1%
SLM Corp.(1)	4,221	52,847
		52,847
Consumer Services: Miscellaneous — 0.4%
eBay, Inc.(1)	9,977	268,880
H & R Block, Inc.	3,085	54,913

March 31, 2010 (unaudited)	Shares	Value
Western Union Co.	6,156	$104,406
		428,199
Containers & Packaging — 0.2%
Ball Corp.	870	46,441
Bemis Co., Inc.	1,003	28,806
Owens-Illinois, Inc.(1)	1,479	52,564
Pactiv Corp.(1)	1,193	30,040
Sealed Air Corp.	1,456	30,692
		188,543
Copper — 0.3%
Freeport-McMoran Copper & Gold, Inc., Class B	3,822	319,290
		319,290
Cosmetics — 0.2%
Avon Products, Inc.	3,759	127,317
Estee Lauder Companies, Inc., Class A	1,033	67,011
		194,328
Diversified Financial Services — 4.2%
Ameriprise Financial, Inc.	2,257	102,378
Bank of New York Mellon Corp.	10,678	329,737
Capital One Financial Corp.	3,998	165,557
Citigroup, Inc.(1)	174,520	706,806
JPMorgan Chase & Co.(2)	35,394	1,583,881
Leucadia National Corp.(1)	1,705	42,301
Morgan Stanley	12,455	364,807
The Goldman Sachs Group, Inc.	4,688	799,913
		4,095,380
Diversified Manufacturing Operations — 3.3%
3M Co.	6,284	525,154
Danaher Corp.	2,359	188,507
Dover Corp.	1,669	78,026
Eaton Corp.	1,503	113,882
General Electric Co.(2)	94,720	1,723,904
Honeywell International, Inc.	6,899	312,318
Illinois Tool Works, Inc.	3,402	161,119
ITT Corp.	1,648	88,349
		3,191,259
Diversified Media — 0.7%
Discovery Communications, Inc., Class A(1)	2,400	81,096
News Corp., Class A	20,010	288,344
Time Warner, Inc.	10,352	323,707
		693,147
Diversified Retail — 2.6%
Amazon.com, Inc.(1)	3,049	413,841
Big Lots, Inc.(1)	695	25,312
Costco Wholesale Corp.	3,822	228,212
Family Dollar Stores, Inc.	1,200	43,932
J.C. Penney Co., Inc.	2,060	66,270
Kohl’s Corp.(1)	2,688	147,249
Macy’s, Inc.	3,760	81,855
Nordstrom, Inc.	1,454	59,396
Sears Holdings Corp.(1)	424	45,974
Target Corp.	6,680	351,368
Wal-Mart Stores, Inc.	19,141	1,064,239
		2,527,648
Drug & Grocery Store Chains — 1.1%
CVS Caremark Corp.	12,388	452,905
Safeway, Inc.	3,619	89,968
SUPERVALU, Inc.	1,902	31,725
The Kroger Co.	5,790	125,412
Walgreen Co.	8,739	324,130
Whole Foods Market, Inc.(1)	1,601	57,876
		1,082,016
Education Services — 0.1%
Apollo Group, Inc., Class A(1)	1,165	71,403

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

March 31, 2010 (unaudited)	Shares	Value
DeVry, Inc.	500	$32,600
		104,003
Electronic Components — 0.4%
Amphenol Corp., Class A	1,561	65,858
Corning, Inc.	13,785	278,595
Molex, Inc.	1,188	24,782
		369,235
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(1)	2,953	55,103
		55,103
Energy Equipment — 0.1%
First Solar, Inc.(1)	432	52,985
		52,985
Engineering & Contracting Services — 0.2%
Fluor Corp.	1,587	73,811
Jacobs Engineering Group, Inc.(1)	1,134	51,246
Quanta Services, Inc.(1)	1,814	34,756
		159,813
Entertainment — 0.8%
The Walt Disney Co.	17,278	603,175
Viacom, Inc., Class B(1)	5,373	184,724
		787,899
Environmental, Maintenance, And Security Services — 0.0%
Cintas Corp.	1,125	31,601
		31,601
Fertilizers — 0.4%
CF Industries Holdings, Inc.	434	39,572
Monsanto Co.	4,943	353,029
		392,601
Financial Data & Systems — 1.4%
American Express Co.	10,576	436,366
Discover Financial Services	4,893	72,906
Equifax, Inc.	1,067	38,198
Fidelity National Information Services, Inc.	3,012	70,601
Fiserv, Inc.(1)	1,389	70,506
MasterCard, Inc., Class A	848	215,392
Moody’s Corp.	1,791	53,282
The Dun & Bradstreet Corp.	454	33,787
Total System Services, Inc.	1,683	26,356
Visa, Inc., Class A	4,041	367,852
		1,385,246
Foods — 1.7%
Campbell Soup Co.	1,733	61,261
ConAgra Foods, Inc.	4,100	102,787
Dean Foods Co.(1)	1,666	26,139
General Mills, Inc.	2,864	202,743
H.J. Heinz Co.	3,008	137,195
Hormel Foods Corp.	600	25,206
Kellogg Co.	2,400	128,232
Kraft Foods, Inc., Class A	15,245	461,009
McCormick & Co., Inc.	1,077	41,314
Mead Johnson Nutrition Co., Class A	1,787	92,978
Sara Lee Corp.	6,331	88,191
Sysco Corp.	5,373	158,503
The Hershey Co.	1,542	66,013
The J.M. Smucker Co.	1,086	65,442
Tyson Foods, Inc., Class A	2,558	48,986
		1,705,999
Forest Products — 0.1%
Weyerhaeuser Co.	1,849	83,704
		83,704
Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	1,860	39,711
		39,711

March 31, 2010 (unaudited)	Shares	Value
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	5,904	$170,626
		170,626
Gas Pipeline — 0.2%
El Paso Corp.	6,178	66,970
EQT Corp.	1,190	48,790
Spectra Energy Corp.	5,714	128,736
		244,496
Gold — 0.2%
Newmont Mining Corp.	4,364	222,259
		222,259
Health Care Facilities — 0.1%
DaVita, Inc.(1)	900	57,060
Tenet Healthcare Corp.(1)	3,871	22,142
		79,202
Health Care Management Services — 0.9%
Aetna, Inc.	3,752	131,733
CIGNA Corp.	2,415	88,341
Coventry Health Care, Inc.(1)	1,277	31,567
Humana, Inc.(1)	1,493	69,828
UnitedHealth Group, Inc.(1)	10,311	336,860
WellPoint, Inc.(1)	4,057	261,190
		919,519
Health Care Services — 0.7%
Express Scripts, Inc.(1)	2,457	250,025
McKesson Corp.	2,353	154,639
Medco Health Solutions, Inc.(1)	4,218	272,314
		676,978
Home Building — 0.1%
D.R. Horton, Inc.	2,518	31,727
Lennar Corp., Class A	1,360	23,405
Pulte Homes, Inc.(1)	2,848	32,040
		87,172
Hotel/Motel — 0.2%
Marriott International, Inc., Class A	2,305	72,653
Starwood Hotels & Resorts Worldwide, Inc.	1,650	76,956
Wyndham Worldwide Corp.	1,719	44,230
Wynn Resorts Ltd.	606	45,953
		239,792
Household Appliances — 0.1%
Whirlpool Corp.	655	57,149
		57,149
Household Equipment & Products — 0.2%
Fortune Brands, Inc.	1,362	66,071
Newell Rubbermaid, Inc.	2,463	37,437
Snap-On, Inc.	467	20,240
Stanley Black & Decker, Inc.	1,389	79,742
		203,490
Household Furnishings — 0.0%
Leggett & Platt, Inc.	1,433	31,010
		31,010
Insurance: Life — 0.8%
AFLAC, Inc.	4,157	225,684
Lincoln National Corp.	2,669	81,938
Principal Financial Group, Inc.	2,809	82,051
Prudential Financial, Inc.	4,122	249,381
Torchmark Corp.	765	40,935
Unum Group	2,911	72,105
		752,094
Insurance: Multi-Line — 2.2%
American International Group, Inc.(1)	1,176	40,149
Aon Corp.	2,527	107,928
Assurant, Inc.	1,050	36,099

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

March 31, 2010 (unaudited)	Shares	Value
Berkshire Hathaway, Inc., Class B(1)	14,682	$1,193,206
Genworth Financial, Inc., Class A(1)	4,539	83,245
Loews Corp.	3,182	118,625
Marsh & McLennan Companies, Inc.	4,942	120,684
MetLife, Inc.	7,269	315,038
The Hartford Financial Services Group, Inc.	3,494	99,300
		2,114,274
Insurance: Property-Casualty — 0.8%
Cincinnati Financial Corp.	1,490	43,061
The Allstate Corp.	4,728	152,762
The Chubb Corp.	2,928	151,817
The Progressive Corp.	5,849	111,657
The Travelers Companies, Inc.	4,576	246,829
XL Capital Ltd., Class A	3,032	57,305
		763,431
Leisure Time — 0.3%
Carnival Corp.	3,848	149,610
Expedia, Inc.	1,856	46,326
Priceline.com, Inc.(1)	389	99,195
		295,131
Luxury Items — 0.1%
Tiffany & Co.	1,120	53,189
		53,189
Machinery: Agricultural — 0.2%
Deere & Co.	3,747	222,797
		222,797
Machinery: Construction & Handling — 0.4%
Caterpillar, Inc.	5,527	347,372
		347,372
Machinery: Engines — 0.1%
Cummins, Inc.	1,785	110,581
		110,581
Medical & Dental Instruments & Supplies — 0.8%
Becton, Dickinson and Co.	2,089	164,467
Boston Scientific Corp.(1)	13,977	100,914
C.R. Bard, Inc.	852	73,800
DENTSPLY International, Inc.	1,362	47,466
Patterson Companies, Inc.	800	24,840
St. Jude Medical, Inc.(1)	2,900	119,045
Stryker Corp.	2,488	142,363
Zimmer Holdings, Inc.(1)	1,874	110,941
		783,836
Medical Equipment — 0.9%
CareFusion Corp.(1)	1,518	40,121
Intuitive Surgical, Inc.(1)	339	118,016
Medtronic, Inc.	9,820	442,194
PerkinElmer, Inc.	998	23,852
Thermo Fisher Scientific, Inc.(1)	3,781	194,495
Varian Medical Systems, Inc.(1)	1,145	63,353
		882,031
Medical Services — 0.2%
Laboratory Corp. of America Holdings(1)	983	74,423
Quest Diagnostics, Inc.	1,376	80,207
		154,630
Metal Fabricating — 0.2%
Fastenal Co.	1,213	58,212
Precision Castparts Corp.	1,246	157,881
		216,093
Metals & Minerals: Diversified — 0.1%
Cliffs Natural Resources, Inc.	1,163	82,515
Titanium Metals Corp.(1)	700	11,613
		94,128

March 31, 2010 (unaudited)	Shares	Value
Office Supplies & Equipment — 0.2%
Avery Dennison Corp.	1,031	$37,539
Lexmark International Group, Inc., Class A(1)	768	27,709
Pitney Bowes, Inc.	1,889	46,186
Xerox Corp.	11,871	115,742
		227,176
Offshore Drilling & Other Services — 0.1%
Diamond Offshore Drilling, Inc.	631	56,039
		56,039
Oil Well Equipment & Services — 1.7%
Baker Hughes, Inc.	2,730	127,873
BJ Services Co.	2,623	56,132
Cameron International Corp.(1)	2,186	93,692
FMC Technologies, Inc.(1)	1,113	71,933
Halliburton Co.	8,123	244,746
Helmerich & Payne, Inc.	900	34,272
Nabors Industries Ltd.(1)	2,506	49,193
National-Oilwell Varco, Inc.	3,700	150,146
Rowan Companies, Inc.(1)	1,040	30,275
Schlumberger Ltd.	10,678	677,626
Smith International, Inc.	2,127	91,078
		1,626,966
Oil: Crude Producers — 2.6%
Anadarko Petroleum Corp.	4,363	317,757
Apache Corp.	2,982	302,673
Cabot Oil & Gas Corp.	900	33,120
Chesapeake Energy Corp.	5,722	135,268
Denbury Resources, Inc.(1)	4,019	67,801
Devon Energy Corp.	3,935	253,532
EOG Resources, Inc.	2,235	207,721
Noble Energy, Inc.	1,588	115,924
Occidental Petroleum Corp.	7,205	609,111
Pioneer Natural Resources Co.	1,020	57,446
Range Resources Corp.	1,383	64,821
Southwestern Energy Co.(1)	3,045	123,992
XTO Energy, Inc.	5,321	251,045
		2,540,211
Oil: Integrated — 5.6%
Chevron Corp.	17,811	1,350,608
ConocoPhillips	13,134	672,067
Exxon Mobil Corp.(2)	42,145	2,822,872
Hess Corp.	2,713	169,698
Marathon Oil Corp.	6,472	204,774
Murphy Oil Corp.	1,737	97,602
Williams Companies, Inc.	5,155	119,081
		5,436,702
Oil: Refining And Marketing — 0.1%
Sunoco, Inc.	1,080	32,087
Tesoro Corp.	1,392	19,349
Valero Energy Corp.	4,755	93,673
		145,109
Paints & Coatings — 0.2%
PPG Industries, Inc.	1,465	95,811
The Sherwin-Williams Co.	865	58,543
		154,354
Paper — 0.1%
International Paper Co.	3,843	94,576
MeadWestvaco Corp.	1,536	39,245
		133,821
Personal Care — 2.4%
Clorox Co.	1,290	82,741
Colgate-Palmolive Co.	4,387	374,036
Kimberly-Clark Corp.	3,795	238,629

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

March 31, 2010 (unaudited)	Shares	Value
The Procter & Gamble Co.(2)	25,948	$1,641,730
		2,337,136
Pharmaceuticals — 6.5%
Abbott Laboratories	13,676	720,452
Allergan, Inc.	2,833	185,052
AmerisourceBergen Corp.	2,616	75,655
Bristol-Myers Squibb Co.	15,155	404,638
Cardinal Health, Inc.	3,283	118,286
Eli Lilly & Co.	9,253	335,144
Forest Laboratories, Inc.(1)	2,690	84,358
Gilead Sciences, Inc.(1)	8,047	365,978
Hospira, Inc.(1)	1,470	83,275
Johnson & Johnson(2)	24,520	1,598,704
King Pharmaceuticals, Inc.(1)	2,108	24,790
Merck & Co., Inc.	27,753	1,036,575
Mylan, Inc.(1)	2,782	63,179
Pfizer, Inc.	71,738	1,230,307
Watson Pharmaceuticals, Inc.(1)	978	40,851
		6,367,244
Photography — 0.0%
Eastman Kodak Co.(1)	2,430	14,070
		14,070
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	544	58,817
		58,817
Production Technology Equipment — 0.2%
Applied Materials, Inc.	11,831	159,482
KLA-Tencor Corp.	1,506	46,565
Novellus Systems, Inc.(1)	794	19,850
Teradyne, Inc.(1)	1,469	16,409
		242,306
Publishing — 0.2%
Gannett Co., Inc.	2,083	34,411
Meredith Corp.	290	9,979
The McGraw-Hill Companies, Inc.	2,859	101,923
The New York Times Co., Class A(1)	1,019	11,342
The Washington Post Co., Class B	58	25,762
		183,417
Radio & Tv Broadcasters — 0.1%
CBS Corp., Class B	5,983	83,403
		83,403
Railroads — 0.7%
CSX Corp.	3,479	177,081
Norfolk Southern Corp.	3,251	181,698
Union Pacific Corp.	4,476	328,091
		686,870
Real Estate — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	2,360	37,406
		37,406
Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co., Class A	1,061	19,533
AvalonBay Communities, Inc.	730	63,036
Boston Properties, Inc.	1,216	91,735
Equity Residential	2,418	94,665
HCP, Inc.	2,681	88,473
Health Care REIT, Inc.	1,075	48,622
Host Hotels & Resorts, Inc.	5,559	81,439
Kimco Realty Corp.	3,404	53,239
Plum Creek Timber Co., Inc.	1,489	57,937
ProLogis	4,049	53,447
Public Storage, Inc.	1,263	116,183
Simon Property Group, Inc.	2,529	212,183
Ventas, Inc.	1,440	68,371

March 31, 2010 (unaudited)	Shares	Value
Vornado Realty Trust	1,380	$104,466
		1,153,329
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	2,059	57,796
		57,796
Restaurants — 1.0%
Darden Restaurants, Inc.	1,273	56,699
McDonald’s Corp.	9,586	639,578
Starbucks Corp.(1)	6,575	159,575
Yum! Brands, Inc.	4,353	166,851
		1,022,703
Scientific Instruments: Control & Filter — 0.4%
Flowserve Corp.	487	53,701
Pall Corp.	1,035	41,907
Parker Hannifin Corp.	1,409	91,219
Rockwell Automation, Inc.	1,252	70,563
Roper Industries, Inc.	800	46,272
Waters Corp.(1)	909	61,394
		365,056
Scientific Instruments: Electrical — 0.3%
Emerson Electric Co.	6,756	340,097
		340,097
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.(1)	3,074	105,715
		105,715
Scientific Instruments: Pollution Control — 0.3%
Republic Services, Inc.	2,867	83,200
Stericycle, Inc.(1)	755	41,148
Waste Management, Inc.	4,473	154,005
		278,353
Securities Brokerage & Services — 0.6%
CME Group, Inc.	589	186,189
E*TRADE Financial Corp.(1)	13,798	22,767
IntercontinentalExchange, Inc.(1)	667	74,824
NYSE Euronext	2,403	71,153
The Charles Schwab Corp.	8,786	164,210
The NASDAQ OMX Group, Inc.(1)	1,303	27,519
		546,662
Semiconductors & Components — 2.1%
Advanced Micro Devices, Inc.(1)	4,945	45,840
Altera Corp.	2,481	60,313
Analog Devices, Inc.	2,660	76,661
Broadcom Corp., Class A	3,782	125,487
Intel Corp.	49,062	1,092,120
Linear Technology Corp.	2,040	57,691
LSI Corp.(1)	5,882	35,998
MEMC Electronic Materials, Inc.(1)	2,037	31,227
Microchip Technology, Inc.	1,680	47,309
Micron Technology, Inc.(1)	7,623	79,203
National Semiconductor Corp.	2,185	31,573
Texas Instruments, Inc.	11,246	275,190
Xilinx, Inc.	2,282	58,191
		2,016,803
Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	786	35,873
AutoNation, Inc.(1)	861	15,567
AutoZone, Inc.(1)	295	51,062
Bed, Bath & Beyond, Inc.(1)	2,300	100,648
Best Buy Co., Inc.	3,154	134,171
GameStop Corp., Class A(1)	1,514	33,172
Limited Brands, Inc.	2,350	57,857
Lowe’s Companies, Inc.	13,218	320,404
O’Reilly Automotive, Inc.(1)	1,214	50,636

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

March 31, 2010 (unaudited)	Shares	Value
Office Depot, Inc.(1)	2,451	$19,559
RadioShack Corp.	1,077	24,373
Ross Stores, Inc.	1,069	57,159
Staples, Inc.	6,564	153,532
The Gap, Inc.	4,184	96,692
The Home Depot, Inc.	15,035	486,382
The TJX Companies, Inc.	3,748	159,365
Urban Outfitters, Inc.(1)	1,200	45,636
		1,842,088
Steel — 0.3%
AK Steel Holding Corp.	955	21,831
Allegheny Technologies, Inc.	847	45,729
Nucor Corp.	2,744	124,523
United States Steel Corp.	1,286	81,687
		273,770
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,688	27,329
		27,329
Telecommunications Equipment — 0.3%
American Tower Corp., Class A(1)	3,525	150,200
Motorola, Inc.(1)	20,447	143,538
		293,738
Textiles, Apparel & Shoes — 0.5%
Coach, Inc.	2,822	111,525
NIKE, Inc., Class B	3,435	252,473
Polo Ralph Lauren Corp.	533	45,326
VF Corp.	814	65,242
		474,566
Tobacco — 1.5%
Altria Group, Inc.	18,145	372,335
Lorillard, Inc.	1,442	108,496
Philip Morris International, Inc.	16,902	881,608
Reynolds American, Inc.	1,527	82,428
		1,444,867
Toys — 0.1%
Hasbro, Inc.	1,178	45,094
Mattel, Inc.	3,313	75,337
		120,431
Transportation: Miscellaneous — 0.6%
Expeditors International of Washington, Inc.	1,800	66,456
United Parcel Service, Inc., Class B	8,792	566,293
		632,749
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,562	87,238
		87,238
Utilities: Electrical — 2.9%
Allegheny Energy, Inc.	1,551	35,673
Ameren Corp.	2,162	56,385
American Electric Power, Inc.	4,471	152,819
CMS Energy Corp.	1,914	29,590
Consolidated Edison, Inc.	2,507	111,662
Constellation Energy Group	1,821	63,935
Dominion Resources, Inc.	5,347	219,815
DTE Energy Co.	1,491	66,499
Duke Energy Corp.	11,899	194,192
Edison International	3,037	103,774
Entergy Corp.	1,659	134,960
Exelon Corp.	5,749	251,864
FirstEnergy Corp.	2,871	112,227
FPL Group, Inc.	3,862	186,650
Northeast Utilities	1,500	41,460
NRG Energy, Inc.(1)	2,300	48,070
Pepco Holdings, Inc.	2,018	34,609
PG&E Corp.	3,385	143,592
Pinnacle West Capital Corp.	856	32,297

March 31, 2010 (unaudited)	Shares	Value
PPL Corp.	3,424	$94,879
Progress Energy, Inc.	2,635	103,714
Public Service Enterprise Group, Inc.	4,451	131,393
SCANA Corp.	1,000	37,590
Southern Co.	7,308	242,333
TECO Energy, Inc.	1,773	28,173
The AES Corp.(1)	5,876	64,636
Wisconsin Energy Corp.	1,015	50,151
Xcel Energy, Inc.	3,996	84,715
		2,857,657
Utilities: Gas Distributors — 0.3%
CenterPoint Energy, Inc.	3,529	50,677
Nicor, Inc.	382	16,014
NiSource, Inc.	2,509	39,642
ONEOK, Inc.	1,000	45,650
Questar Corp.	1,582	68,342
Sempra Energy	2,226	111,077
		331,402
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	698	33,071
		33,071
Utilities: Telecommunications — 2.5%
AT&T, Inc.(2)	52,303	1,351,510
CenturyTel, Inc.	2,775	98,401
Frontier Communications Corp.	2,871	21,360
MetroPCS Communications, Inc.(1)	2,195	15,541
Qwest Communications International, Inc.	14,081	73,503
Sprint Nextel Corp.(1)	26,371	100,210
Verizon Communications, Inc.	25,005	775,655
Windstream Corp.	4,007	43,636
		2,479,816
Total Common Stocks (Cost $95,440,681)		94,171,202

	Principal Amount
U.S. Government Securities — 0.4%
U.S. Treasury Notes — 0.4%
U.S. Treasury Notes
1.00% due 7/31/2011 - 9/30/2011	$430,000	431,894
3.125% due 5/15/2019	10,000	9,524
		441,418
Total U.S. Government Securities (Cost $440,362)		441,418
Repurchase Agreements — 3.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $2,991,000, due 4/1/2010(3)	2,991,000	2,991,000
Total Repurchase Agreements (Cost $2,991,000)		2,991,000
Total Investments — 99.9% (Cost $98,872,043)		97,603,620
Other Assets, Net — 0.1%		85,756
Total Net Assets — 100.0%		$97,689,376
(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	0.00%	6/1/2017	$3,051,156

The table below presents futures contracts as of March 31, 2010.

Description	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
S&P 500 E Mini Index	56	6/18/2010	$3,263	$133,106

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$94,171,202	$—	$—	$94,171,202
U.S Government Securities	—	441,418	—	441,418
Repurchase Agreements	—	2,991,000	—	2,991,000
Other Financial Instruments
Financial Futures Contracts	133,106	—	—	133,106

Total	$94,304,308	$3,432,418	$—	$97,736,726

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2010, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,736,581,198	$277,192,488	$363,791,403	$(86,598,915)
RS Value Fund	1,568,583,800	306,555,748	420,427,857	(113,872,109)
RS Large Cap Alpha Fund	666,792,103	154,245,297	155,723,954	(1,478,657)
RS Investors Fund	12,375,208	1,718,070	2,086,524	(368,454)
RS Global Natural Resources Fund	888,252,397	326,886,823	346,480,277	(19,593,454)
RS Small Cap Growth Fund	400,800,570	100,648,055	107,047,757	(6,399,702)
RS Select Growth Fund	57,864,691	10,514,828	11,193,154	(678,326)
RS Mid Cap Growth Fund	48,352,736	10,939,216	11,109,345	(170,129)
RS Growth Fund	87,761,151	19,419,613	20,011,519	(591,906)
RS Technology Fund	117,131,150	39,578,282	39,880,056	(301,774)
RS Small Cap Equity Fund	78,570,992	20,607,796	21,492,056	(884,260)
RS International Growth Fund	47,200,610	5,523,874	7,097,971	(1,574,097)
RS Emerging Markets Fund	1,485,373,568	252,317,686	274,612,156	(22,294,470)
RS Investment Quality Bond Fund	163,823,889	3,882,974	5,428,189	(1,545,215)
RS Low Duration Bond Fund	301,255,092	3,381,217	3,884,247	(503,030)
RS High Yield Bond Fund	103,231,829	5,070,438	6,613,632	(1,543,194)
RS Tax-Exempt Fund	227,086,742	9,259,229	9,604,724	(345,495)
RS High Yield Municipal Bond Fund	37,924,055	870,765	912,609	(41,844)
RS Floating Rate Fund	72,383,249	943,920	1,053,553	(109,633)
RS Strategic Income Fund	53,482,138	420,601	658,727	(238,126)
RS Money Market Fund	491,457,053	—	—	—
RS S&P 500 Index Fund	99,617,829	(2,014,209)	20,483,655	(22,497,864)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the Investment Company Act of 1940. A summary of the Funds with transactions in the securities of affiliated issuers for the three-month period ended March 31, 2010, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value
RS Partners Fund	ACI Worldwide, Inc.	3,543,715		—	—	3,543,715	$—	$73,035,966
	Coinstar, Inc.	2,317,720		—	—	2,317,720	—	75,325,900
	FEI Co.	1,427,700	*	827,276	—	2,254,976	—	51,661,500
	MF Global Holdings Ltd.	5,368,561	*	2,593,203	1,900,000	6,061,764	—	*	*
	MoneyGram International, Inc.	8,257,617		—	—	8,257,617	—	31,461,521

								$231,484,887

*	Issuer was not an affiliated issuer at December 31, 2009.
**	Issuer was not an affiliated issuer at March 31, 2010.

Fair Value Measurements

In accordance with Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC Topic 820 established a hierarchy to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in, to or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

For the three-month period ended March 31, 2010, securities with a value of $622,371 in RS International Growth Fund transferred from level 2 to level 1 as the listed equity was considered actively traded. The Funds recognize transfers between the levels as of the end of the period.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at March 31, 2010.

Fund	Derivative Instrument Type	Value
RS S&P 500 Index Fund	Financial Futures Contracts	$133,106
RS Strategic Income Fund	Forward Foreign Currency Contracts	8,356

RS S&P 500 Index Fund and RS Strategic Income Fund may, but will not necessarily, enter into derivative transactions, such as financial futures contracts and forward foreign currency contracts, respectively, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold and to hedge foreign currency exposure or for other purposes, respectively.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ TERRY R. OTTON
Terry R. Otton, President (Principal Executive Officer)

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ TERRY R. OTTON
Terry R. Otton, President (Principal Executive Officer)

Date: May 21, 2010

By:	/s/ JAMES E. KLESCEWSKI
James E. Klescewski, Treasurer (Principal Financial Officer)

Date: May 21, 2010